UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 61.0%
Financials - 18.9%
Capital Markets - 1.9%
3i Group PLC	18,194	$230,367
Ameriprise Financial, Inc.	6,700	255,940
The Blackstone Group LP	10,175	156,085
Credit Suisse Group AG	25,751	1,202,622
Deutsche Bank AG	7,800	566,380
Franklin Resources, Inc.	11,695	1,030,680
The Goldman Sachs Group, Inc.	11,300	1,446,400
ICAP PLC	39,459	254,509
Julius Baer Holding AG	14,550	723,578
Man Group PLC	114,855	701,861
Merrill Lynch & Co., Inc.	1,500	37,950
Morgan Stanley	24,700	568,100

		7,174,472

Commercial Banks - 1.9%
ABSA Group Ltd.	5,800	76,872
Australia & New Zealand Banking Group Ltd.	3,200	49,437
Banco Santander Central Hispano SA	52,136	781,742
Barclays PLC	70,900	421,246
BNP Paribas SA	4,600	439,103
Comerica, Inc.	3,800	124,602
Credit Agricole SA	27,328	526,332
Hana Financial Group, Inc.	5,300	124,642
HBOS PLC	51,910	117,772
Industrial Bank of Korea	4,190	48,528
Keycorp	4,100	48,954
Kookmin Bank	2,900	130,950
National Australia Bank Ltd.	3,600	72,657
Nordea Bank AB	15,400	183,860
Royal Bank of Scotland Group PLC (London Virt-X)	142,456	459,549
Societe Generale-Class A	5,225	469,359
Standard Bank Group Ltd.	13,500	155,169
Standard Chartered PLC	28,385	698,425
Sumitomo Mitsui Financial Group, Inc.	55	344,831
Sun Life Financial, Inc.	1,500	52,431
SunTrust Banks, Inc.	5,100	229,449

U.S. Bancorp	22,900	824,858
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	1,500	151,380
Wells Fargo & Co.	14,900	559,197

		7,091,345

Consumer Finance - 0.1%
Discover Financial Services	16,600	229,412
ORIX Corp.	2,530	316,777

		546,189

Diversified Financial Services - 3.1%
Bank of America Corp.	67,000	2,345,000
Citigroup, Inc.	95,200	1,952,552
CME Group, Inc.-Class A	8,200	3,046,382
Fortis (Euronext Brussels)	10,766	66,512
ING Group	9,600	205,802
JP Morgan Chase & Co.	90,700	4,235,690

		11,851,938

Insurance - 2.2%
ACE Ltd.	9,500	514,235
Allianz SE	4,700	647,573
Allstate Corp.	14,800	682,576
American International Group, Inc.	31,300	104,229
Assurant, Inc.	1,700	93,500
Aviva PLC	15,154	131,812
Chubb Corp.	6,700	367,830
Everest Re Group Ltd.	1,900	164,407
Fairfax Financial Holdings Ltd.	300	96,163
Fidelity National Financial, Inc.-Class A	6,200	91,140
Genworth Financial, Inc.-Class A	39,400	339,234
Hartford Financial Services Group, Inc.	10,800	442,692
Industrial Alliance Insurance and Financial Services, Inc.	700	22,232
MetLife, Inc.	11,800	660,800
Muenchener Rueckversicherungs AG	2,400	363,186
Old Republic International Corp.	7,900	100,725
PartnerRe Ltd.	3,600	245,124
The Progressive Corp.	17,700	307,980
Prudential Financial, Inc.	9,900	712,800
QBE Insurance Group Ltd.	24,298	524,013
RenaissanceRe Holdings Ltd.	3,300	171,600
The Travelers Co., Inc.	14,100	637,320
Unum Group	14,700	368,970
XL Capital Ltd.-Class A	25,900	464,646

		8,254,787

Real Estate Investment Trusts (REITs) - 7.5%
Alexandria Real Estate Equities, Inc.	5,225	587,813

Allied Properties Real Estate Investment Trust	15,796	275,178
Apartment Investment & Management Co.-Class A	17,143	600,348
Ascendas Real Estate Investment Trust	483,000	638,058
BioMed Realty Trust, Inc.	14,700	388,815
Boardwalk Real Estate Investment Trust	3,387	113,616
British Land Co. PLC	30,844	416,043
Canadian Real Estate Investment Trust	20,870	555,749
CapitaMall Trust	365,600	583,025
Castellum AB	39,600	348,155
Cominar Real Estate Investment Trust	14,029	278,405
Corio NV	5,200	369,448
DB RREEF Trust	522,970	615,168
DiamondRock Hospitality Co.	22,100	201,110
Digital Realty Trust, Inc.	15,000	708,750
Dundee Real Estate Investment Trust	5,000	140,099
Entertainment Properties Trust	16,450	900,144
Equity Residential	7,550	335,295
Essex Property Trust, Inc.	2,475	292,867
Eurocommercial Properties NV	1,600	69,662
Federal Realty Investment Trust	1,850	158,360
Fifth Third Bancorp	31,400	373,660
First Industrial Realty Trust, Inc.	5,400	154,872
Fonciere Des Murs	5,200	146,205
General Growth Properties, Inc.	2,600	39,260
H&R Real Estate Investment	1	13
Hammerson PLC	8,950	157,787
HCP, Inc.	6,600	264,858
Health Care REIT, Inc.	17,200	915,556
Highwoods Properties, Inc.	5,300	188,468
Home Properties, Inc.	5,300	307,135
Host Hotels & Resorts, Inc.	28,029	372,505
ING Office Fund	236,000	274,448
Japan Real Estate Investment Corp.-Class A	56	451,884
Kimco Realty Corp.	15,550	574,417
Klepierre	17,449	682,940
Land Securities Group PLC	22,382	505,507
LaSalle Hotel Properties	8,500	198,220
The Link REIT	270,500	562,307
Macquarie CountryWide Trust	224,711	177,424
Macquarie Infrastructure Group	128,980	244,570
Mercialys SA	4,600	195,599
Mid-America Apartment Communities, Inc.	5,650	277,641
National Retail Properties, Inc.	6,500	155,675
Nationwide Health Properties, Inc.	22,050	793,359
Nippon Building Fund, Inc.-Class A	40	386,687

Nomura Real Estate Office Fund, Inc.-Class A	27	184,502
Omega Healthcare Investors, Inc.	7,200	141,552
Plum Creek Timber Co., Inc. (REIT)	7,700	383,922
Primaris Retail Real Estate Investment Trust	15,783	242,181
Prologis	26,825	1,107,068
Public Storage	9,350	925,743
Regency Centers Corp.	6,150	410,143
RioCan Real Estate Investment Trust (UIT)	11,188	212,452
Segro PLC	7,769	58,575
Simon Property Group, Inc.	17,250	1,673,250
SL Green Realty Corp.	2,300	149,040
Strategic Hotels & Resorts, Inc.	7,600	57,380
Sunstone Hotel Investors, Inc.	27,800	375,300
Tanger Factory Outlet Centers	9,150	400,678
Taubman Centers, Inc.	7,850	392,500
UDR, Inc.	10,300	269,345
Unibail	9,378	1,897,448
Ventas, Inc.	7,000	345,940
Vornado Realty Trust	9,350	850,382
Wereldhave NV	2,800	273,288
Westfield Group	78,693	1,077,934

		28,405,728

Real Estate Management & Development - 2.2%
Brookfield Properties Corp.	22,225	352,044
Citycon Oyj	31,442	102,980
Hang Lung Properties Ltd.	122,000	287,192
Henderson Land Development Co., Ltd.	123,000	548,305
Hufvudstaden AB-Class A	24,000	186,420
Kerry Properties Ltd.	196,631	637,293
Lend Lease Corp. Ltd.	119,578	882,039
Mitsubishi Estate Co., Ltd.	47,000	926,142
Mitsui Fudosan Co., Ltd.	54,100	1,045,318
Morguard Real Estate Investment Trust	15,800	175,481
Multiplan Empreendimentos Imobiliarios SA (a)	6,900	58,742
New World Development Co., Ltd.	438,051	487,876
Norwegian Property ASA	18,500	32,220
NTT Urban Development Corp.	928	1,128,448
Sumitomo Realty & Development	8,000	174,230
Sun Hung Kai Properties Ltd.	119,700	1,233,482

		8,258,212

		71,582,671

Health Care - 7.7%
Biotechnology - 2.0%
Amgen, Inc. (a)	8,700	515,649
Celgene Corp. (a)	31,750	2,009,140

CSL Ltd./Australia	10,097	305,888
Genentech, Inc. (a)	19,100	1,693,788
Gilead Sciences, Inc. (a)	65,350	2,978,653

		7,503,118

Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	16,175	2,612,424
Baxter International, Inc.	17,200	1,128,836
Becton Dickinson & Co.	16,500	1,324,290

		5,065,550

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	8,100	399,168
Celesio AG	3,412	148,763
McKesson Corp.	3,200	172,192
Medco Health Solutions, Inc. (a)	35,850	1,613,250
UnitedHealth Group, Inc.	23,900	606,821
WellPoint, Inc. (a)	2,200	102,894

		3,043,088

Pharmaceuticals - 3.6%
Abbott Laboratories	33,400	1,923,172
AstraZeneca PLC	4,461	195,210
Eli Lilly & Co.	2,200	96,866
GlaxoSmithKline PLC	47,380	1,026,373
Johnson & Johnson	22,400	1,551,872
Merck & Co., Inc.	27,100	855,276
Novartis AG	28,920	1,522,625
Novo Nordisk A/S-Class B	4,866	252,265
Pfizer, Inc.	103,900	1,915,916
Sanofi-Aventis SA	7,900	519,388
Schering-Plough Corp.	6,200	114,514
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	69,450	3,180,116
Wyeth	13,000	480,220

		13,633,813

		29,245,569

Information Technology - 7.6%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	106,150	2,394,744
Motorola, Inc.	43,500	310,590
Nokia OYJ	15,300	285,366
QUALCOMM, Inc.	35,400	1,521,138
Research In Motion Ltd. (a)	7,540	514,982
Telefonaktiebolaget LM Ericsson-Class B	31,000	294,401

		5,321,221

Computer & Peripherals - 0.2%
Elpida Memory, Inc. (a)	4,600	86,457
Fujitsu Ltd.	50,000	281,099

Toshiba Corp.	73,000	318,372

		685,928

Computers & Peripherals - 2.5%
Apple, Inc. (a)	34,110	3,876,943
Asustek Computer, Inc.	6,081	12,035
Compal Electronics, Inc.	56,560	41,429
Hewlett-Packard Co.	100,000	4,624,000
Ingram Micro, Inc.-Class A (a)	15,100	242,657
Lenovo Group Ltd.	98,000	43,253
Lexmark International, Inc.-Class A (a)	9,400	306,158
Western Digital Corp. (a)	11,500	245,180

		9,391,655

Electronic Components & Instruments - 0.1%
Tyco Electronics Ltd.	19,000	525,540

Electronic Equipment & Instruments - 0.0%
Hitachi High-Technologies Corp.	4,000	79,320

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc. (a)	13,100	343,482
Flextronics International Ltd. (a)	1,300	9,204
General Electric Co.	119,640	3,050,820
Hitachi Ltd.	36,000	243,035
Sanmina-SCI Corp. (a)	9,400	13,160
Tech Data Corp. (a)	2,600	77,610

		3,737,311

Internet Software & Services - 1.3%
Google, Inc.-Class A (a)	11,920	4,774,199

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp.-Class A (a)	10,000	186,300
Hynix Semiconductor, Inc. (a)	11,200	185,590
Infineon Technologies AG (a)	21,300	119,463
Intel Corp.	19,100	357,743
Nvidia Corp. (a)	37,300	399,483
Samsung Electronics Co., Ltd.	200	63,068
Samsung Electronics Co., Ltd.	270	123,729
Texas Instruments, Inc.	6,300	135,450
United Microelectronics Corp.	416,126	134,034

		1,704,860

Software - 0.7%
Activision Blizzard, Inc. (a)	22,000	339,460
Electronic Arts, Inc. (a)	7,400	273,726
Microsoft Corp.	15,400	411,026
Nintendo Co. Ltd.	2,200	933,182
Symantec Corp. (a)	26,800	524,744

		2,482,138

		28,702,172

Energy - 7.1%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc. (a)	12,700	637,921
Schlumberger Ltd.	35,130	2,743,302
Technip SA	5,466	307,140
Transocean, Inc.	2,725	299,314

		3,987,677

Oil, Gas & Consumable Fuels - 6.0%
Addax Petroleum Corp.	1,300	35,290
Anadarko Petroleum Corp.	11,200	543,312
Apache Corp.	9,150	954,162
BG Group PLC	35,235	639,021
BHP Billiton Ltd.	11,300	292,339
BP PLC	78,500	653,768
Caltex Australia Ltd.	4,100	40,555
Cameron International Corp. (a)	12,450	479,823
Chevron Corp.	30,520	2,517,290
China Petroleum & Chemical Corp.-Class H	414,000	326,742
ConocoPhillips	27,510	2,015,107
Devon Energy Corp.	10,000	912,000
ENI SpA	17,600	466,506
EOG Resources, Inc.	18,525	1,657,246
Exxon Mobil Corp.	48,600	3,774,276
Gazprom OAO (Sponsored) (ADR) (b)	7,956	246,238
Imperial Oil Ltd.	1,400	59,960
LUKOIL (Sponsored) (ADR)	6,550	392,619
Nabors Industries Ltd. (a)	16,800	418,656
Nexen, Inc.	3,000	69,626
Occidental Petroleum Corp.	5,230	368,454
Petro-Canada	11,000	365,891
Petroleo Brasileiro SA (ADR)	10,100	443,895
PTT PCL	23,000	154,873
Repsol YPF SA	8,800	260,795
Royal Dutch Shell PLC-Class A	53,815	1,575,255
StatoilHydro ASA	51,442	1,222,434
Sunoco, Inc.	3,300	117,414
Thai Oil PCL	59,500	72,925
Total SA	22,625	1,374,464
Valero Energy Corp.	7,600	230,280

		22,681,216

		26,668,893

Consumer Staples - 5.3%
Beverages - 0.8%
The Coca-Cola Co.	14,700	777,336
Coca-Cola Enterprises, Inc.	23,200	389,064
Molson Coors Brewing Co.-Class B	3,800	177,650

Pepsi Bottling Group, Inc.	14,300	417,131
PepsiCo, Inc.	19,450	1,386,201

		3,147,382

Food & Staples Retailing - 1.1%
Aeon Co. Ltd.	5,900	60,279
Costco Wholesale Corp.	10,150	659,040
Koninklijke Ahold NV	21,260	245,589
The Kroger Co.	5,200	142,896
Safeway, Inc.	20,300	481,516
Supervalu, Inc.	13,900	301,630
Tesco PLC	93,703	651,700
Wal-Mart Stores, Inc.	25,300	1,515,217

		4,057,867

Food Products - 1.0%
Associated British Foods PLC	14,000	177,657
ConAgra Foods, Inc.	4,100	79,786
Del Monte Foods Co.	9,100	70,980
General Mills, Inc.	3,625	249,110
Kellogg Co.	8,700	488,070
Kraft Foods, Inc.-Class A	2,300	75,325
Nestle SA	28,838	1,246,307
Sara Lee Corp.	12,700	160,401
Tyson Foods, Inc.-Class A	12,100	144,474
WM Wrigley Jr Co.	12,350	980,590

		3,672,700

Household Products - 1.5%
Colgate-Palmolive Co.	17,500	1,318,625
Procter & Gamble Co.	38,600	2,690,034
Reckitt Benckiser PLC	17,744	860,312
Suedzucker AG	1,500	21,760
Unilever PLC	24,797	674,248

		5,564,979

Tobacco - 0.9%
Altria Group, Inc.	28,000	555,520
British American Tobacco PLC	25,463	831,294
Philip Morris International, Inc.	33,100	1,592,110
Reynolds American, Inc.	10,000	486,200

		3,465,124

		19,908,052

Materials - 4.0%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	9,200	630,108
Arkema SA	600	22,150
Ashland, Inc.	3,500	102,340
BASF SE	13,500	651,641
Bayer AG	10,911	800,940
Dow Chemical Co.	22,200	705,516

E.I. Du Pont de Nemours & Co.	8,700	350,610
Eastman Chemical Co.	7,800	429,468
Incitec Pivot Ltd.	45,140	180,857
Koninklijke Dsm NV	3,700	175,008
Lanxess AG	800	22,021
LG Chem Ltd.	1,420	111,415
Methanex Corp.	1,100	21,550
Mitsubishi Chemical Holdings Corp.	51,500	272,216
Mitsui Chemicals, Inc.	400	1,763
Monsanto Co.	31,885	3,155,977
Nova Chemicals Corp.	1,900	41,758
Potash Corp. of Saskatchewan	2,776	366,460
Solvay SA-Class A	2,100	257,774
Syngenta AG	851	179,462

		8,479,034

Containers & Packaging - 0.3%
Amcor Ltd.	17,300	76,076
Ball Corp.	5,000	197,450
Bemis, Inc.	9,300	243,753
Owens-Illinois, Inc. (a)	14,200	417,480
Smurfit-Stone Container Corp. (a)	7,000	32,900
Stora Enso Oyj-Class R	11,300	110,413

		1,078,072

Metals & Mining - 1.3%
Alcoa, Inc.	18,600	419,988
Anglo American PLC	6,501	219,600
Antofagasta PLC	11,100	80,632
ArcelorMittal	5,268	264,390
Barrick Gold Corp.	1,000	36,617
BHP Billiton PLC	26,842	608,081
Cia Vale do Rio Doce-Class B (ADR)	14,600	279,590
Cia Vale do Rio Doce (Sponsored)-Class B (ADR)	6,100	107,970
First Quantum Minerals Ltd.	600	22,551
Inmet Mining Corp.	1,200	55,882
JFE Holdings, Inc.	9,500	294,654
Jiangxi Copper Co. Ltd.-Class H	22,000	22,032
Kazakhmys PLC	2,800	29,405
KGHM Polska Miedz SA	6,900	146,152
MMC Norilsk Nickel (ADR)	17,200	227,040
Nippon Steel Corp.	34,000	128,355
Norsk Hydro ASA	12,600	85,242
Outokumpu OYJ	4,100	65,322
Rio Tinto PLC	16,237	1,019,018
Sumitomo Metal Mining Co. Ltd.	15,000	150,326
Vedanta Resources PLC	7,710	161,604
Xstrata PLC	17,947	559,308

Yamato Kogyo Co. Ltd.	700	24,459

		5,008,218

Paper & Forest Products - 0.1%
Rayonier, Inc.	8,300	393,005
Svenska Cellulosa AB-Class B	4,600	48,729

		441,734

		15,007,058

Consumer Discretionary - 3.6%
Auto Components - 0.1%
Autoliv, Inc.	8,900	300,375
Hyundai Mobis	2,250	174,286
Lear Corp. (a)	3,100	32,550
TRW Automotive Holdings Corp. (a)	1,900	30,229

		537,440

Automobiles - 0.5%
Compagnie Generale des Etablissements Michelin-Class B	3,100	200,794
Honda Motor Co. Ltd.	9,700	294,228
Isuzu Motors Ltd.	21,000	58,359
Nissan Motor Co. Ltd.	51,000	344,851
Porsche Automobil Holding SE	1,369	151,803
Renault SA	6,400	407,867
Toyota Motor Corp.	7,600	324,919

		1,782,821

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	22,500	1,388,250
Starbucks Corp. (a)	11,700	173,979
Starwood Hotels & Resorts Worldwide, Inc.	6,300	177,282
TUI AG	6,200	101,931
TUI Travel PLC	28,600	110,588
Wyndham Worldwide Corp.	15,900	249,789

		2,201,819

Household Durables - 0.3%
Black & Decker Corp.	1,400	85,050
Centex Corp.	10,700	173,340
DR Horton, Inc.	23,600	307,272
KB Home	7,900	155,472
Sharp Corp.	29,000	316,885
Sony Corp.	9,600	296,041

		1,334,060

Leisure Equipment & Products - 0.1%
Brunswick Corp.	10,700	136,853
Namco Bandai Holdings, Inc.	6,300	69,260

		206,113

Media - 1.0%
CBS Corp.-Class B	30,600	446,148
Gannett Co., Inc.	22,800	385,548

Lagardere SCA	2,900	130,721
News Corp.-Class A	29,900	358,501
SES Global SA (FDR)	13,690	283,392
Time Warner, Inc.	66,500	871,815
Viacom, Inc.-Class B (a)	13,990	347,512
The Walt Disney Co.	28,200	865,458

		3,689,095

Multiline Retail - 0.6%
Family Dollar Stores, Inc.	4,800	113,760
JC Penney Co., Inc.	14,700	490,098
Kohl’s Corp. (a)	25,025	1,153,152
Macy’s, Inc.	28,200	507,036
New World Department Store China Ltd. (a)	872	478
Target Corp.	3,850	188,842

		2,453,366

Specialty Retail - 0.3%
AutoNation, Inc. (a)	11,700	131,508
The Gap, Inc.	14,000	248,920
Home Depot, Inc.	20,900	541,101
Lowe’s Cos, Inc.	5,800	137,402

		1,058,931

Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	12,600	233,226
Nike, Inc.-Class B	3,000	200,700
Yue Yuen Industrial Holdings Ltd.	9,000	24,585

		458,511

		13,722,156

Industrials - 2.8%
Aerospace & Defense - 0.6%
BAE Systems PLC	73,302	540,374
Honeywell International, Inc.	20,625	856,969
Lockheed Martin Corp.	5,110	560,414
Northrop Grumman Corp.	4,000	242,160

		2,199,917

Airlines - 0.1%
Air France-KLM	3,200	73,265
Deutsche Lufthansa AG	8,400	165,396
Qantas Airways Ltd.	63,700	162,396

		401,057

Commercial Services & Supplies - 0.2%
Allied Waste Industries, Inc. (a)	21,000	233,310

Construction & Engineering - 0.2%
Bilfinger Berger AG	1,300	68,284
Fluor Corp.	11,350	632,195

		700,479

Electrical Equipment - 0.2%
ABB Ltd.	30,849	597,805
Emerson Electric Co.	6,620	270,030

Furukawa Electric Co. Ltd.	5,000	22,079

		889,914

Industrial Conglomerates - 0.3%
3M Co.	1,800	122,958
Avnet, Inc. (a)	15,900	391,617
Textron, Inc.	3,900	114,192
Tyco International Ltd.	12,200	427,244

		1,056,011

Machinery - 0.5%
Atlas Copco AB-Class A	25,852	293,704
Caterpillar, Inc.	2,900	172,840
Crane Co.	6,000	178,260
Deere & Co.	14,900	737,550
Dover Corp.	5,800	235,190
Illinois Tool Works, Inc.	1,700	75,565

		1,693,109

Marine - 0.1%
Mitsui OSK Lines Ltd.	25,000	217,209
Neptune Orient Lines Ltd.	17,000	21,680
Nippon Yusen KK	16,000	104,298

		343,187

Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	14,400	82,656
East Japan Railway Co.	34	253,560
Ryder System, Inc.	5,300	328,600
Union Pacific Corp.	6,300	448,308

		1,113,124

Trading Companies & Distributors - 0.5%
Mitsubishi Corp.	46,900	978,341
Mitsui & Co. Ltd.	62,000	769,688
WW Grainger, Inc.	1,400	121,758

		1,869,787

		10,499,895

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	89,200	2,490,464
BCE, Inc.	1,500	51,727
China Netcom Group Corp., Ltd.	84,000	186,014
Deutsche Telekom AG-Class W	18,500	281,094
France Telecom SA	8,600	241,226
Nippon Telegraph & Telephone Corp.	72	321,368
Sprint Nextel Corp.	98,500	600,850
Telecom Corp. of New Zealand Ltd.	29,500	53,152
Telecom Italia SpA (ordinary shares)	140,500	209,102
Telecom Italia SpA (savings shares)	83,300	94,424

Telefonica SA	50,008	1,189,066
Verizon Communications, Inc.	24,700	792,623
Vimpel-Communications (Sponsored) (ADR)	6,800	138,040

		6,649,150

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series L (ADR)	33,300	1,543,788
Vodafone Group PLC	507,829	1,121,499

		2,665,287

		9,314,437

Utilities - 1.5%
Electric Utilities - 0.6%
Centrica PLC	13,000	73,147
CEZ	3,570	221,803
E.ON AG	27,303	1,386,705
Entergy Corp.	900	80,109
Pinnacle West Capital Corp.	5,700	196,137
The Tokyo Electric Power Co. Inc	7,400	182,073

		2,139,974

Independent Power Producers & Energy Traders - 0.2%
Iberdrola Renovables SA (a)	36,667	160,216
International Power PLC	64,805	419,330
Reliant Energy, Inc. (a)	31,200	229,320

		808,866

Multi-Utilities - 0.7%
A2A SpA	82,900	211,532
Ameren Corp.	4,100	160,023
American Electric Power Co., Inc.	15,000	555,450
CMS Energy Corp.	11,900	148,393
Dominion Resources, Inc.	15,300	654,534
GDF Suez	11,163	580,768
RWE AG	950	91,173
Suez SA	2,800	132,780
Wisconsin Energy Corp.	5,150	231,235

		2,765,888

		5,714,728

Total Common Stocks (cost $255,596,601)		230,365,631

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 10.1%
Industrial - 4.9%
Basic - 0.7%
Alcoa, Inc.
6.75%, 7/15/18	$255	244,761

ArcelorMittal
6.125%, 6/01/18 (b)	330	292,417
6.50%, 4/15/14	105	106,638
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	203	212,198
The Dow Chemical Co.
7.375%, 11/01/29	20	19,386
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	160	157,200
8.375%, 4/01/17	40	39,400
Inco Ltd.
7.75%, 5/15/12	80	85,056
International Paper Co.
4.25%, 1/15/09	118	117,272
5.30%, 4/01/15	219	191,461
7.40%, 6/15/14	235	235,360
7.95%, 6/15/18	190	186,696
Lubrizol Corp.
4.625%, 10/01/09	20	19,905
Packaging Corp. of America
5.75%, 8/01/13	30	29,786
PPG Industries, Inc.
5.75%, 3/15/13	250	247,773
United States Steel Corp.
5.65%, 6/01/13	251	224,525
6.05%, 6/01/17	10	8,689
Weyerhaeuser Co.
5.95%, 11/01/08	96	95,996
7.375%, 3/15/32	110	96,454

		2,610,973

Capital Goods - 0.4%
Caterpillar Financial Services
4.50%, 6/15/09	46	45,733
Hanson Australia Funding Ltd.
5.25%, 3/15/13	120	112,187
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (b)	100	91,578
John Deere Capital Corp.
4.875%, 3/16/09	255	255,067
Lafarge SA
6.15%, 7/15/11	172	168,863
Masco Corp.
6.125%, 10/03/16	275	238,942
Mohawk Industries, Inc.
6.125%, 1/15/16	245	220,707
Tyco International Group SA
6.00%, 11/15/13	200	195,978

Vulcan Materials Co.
5.60%, 11/30/12	90	88,119
Waste Management, Inc.
6.875%, 5/15/09	40	40,114

		1,457,288

Communications - Media - 0.6%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	280	279,935
8.20%, 7/15/09	20	20,564
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	175	167,172
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	180	197,894
Comcast Cable Communications, Inc.
6.20%, 11/15/08	66	66,033
6.875%, 6/15/09	185	186,825
Comcast Corp.
5.30%, 1/15/14	230	210,811
5.50%, 3/15/11	275	270,030
News America Holdings, Inc.
6.55%, 3/15/33	45	40,332
9.25%, 2/01/13	69	73,707
RR Donnelley & Sons Co.
4.95%, 4/01/14	25	22,161
5.50%, 5/15/15	120	103,101
Time Warner Entertainment Co.
8.375%, 3/15/23	311	308,081
WPP Finance Corp.
5.875%, 6/15/14	150	146,834

		2,093,480

Communications - Telecommunications - 1.3%
AT&T Corp.
7.30%, 11/15/11	125	129,811
8.00%, 11/15/31	15	15,191
BellSouth Corp.
5.20%, 9/15/14	94	88,156
British Telecommunications PLC
8.625%, 12/15/10	375	391,935
Embarq Corp.
6.738%, 6/01/13	190	167,470
7.082%, 6/01/16	498	403,599
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	275	289,504
8.75%, 3/01/31	160	176,906
Pacific Bell Telephone Co.
6.625%, 10/15/34	230	200,193

Qwest Corp.
5.625%, 11/15/08	110	108,900
7.50%, 10/01/14	295	255,175
7.875%, 9/01/11	265	254,400
8.875%, 3/15/12	230	225,400
Telecom Italia Capital SA
4.00%, 1/15/10	440	427,236
6.00%, 9/30/34	65	45,540
6.375%, 11/15/33	60	43,728
Telefonos de Mexico SAB de CV
4.50%, 11/19/08	296	295,291
Telus Corp.
8.00%, 6/01/11	65	68,840
US Cellular Corp.
6.70%, 12/15/33	250	187,172
Verizon Communications, Inc.
4.90%, 9/15/15	168	150,331
5.25%, 4/15/13	225	216,864
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	154	151,146
Vodafone Group PLC
5.50%, 6/15/11	220	217,941
7.75%, 2/15/10	85	87,608
7.875%, 2/15/30	100	96,752

		4,695,089

Consumer Cyclical - Automotive - 0.0%
Daimler Finance North America LLC
4.875%, 6/15/10	70	69,685

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	216	203,737
MDC Holdings, Inc.
5.50%, 5/15/13	140	126,295
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	250	235,632
7.375%, 11/15/15	262	247,461
7.875%, 5/01/12	212	210,289
Toll Brothers Finance Corp.
5.15%, 5/15/15	40	33,828
6.875%, 11/15/12	135	128,254
Wyndham Worldwide Corp.
6.00%, 12/01/16	70	59,729

		1,245,225

Consumer Cyclical - Retailers - 0.1%
CVS Corp.
6.125%, 8/15/16	100	96,610
Limited Brands, Inc.
6.90%, 7/15/17	25	21,076
Macys Retail Holdings, Inc.
4.80%, 7/15/09	100	97,736
6.30%, 4/01/09	100	99,096
Wal-Mart Stores, Inc.
4.25%, 4/15/13	125	122,688

		437,206

Consumer Non-Cyclical - 0.7%
Abbott Laboratories
3.50%, 2/17/09	185	184,598
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	69	60,077
5.875%, 5/15/13	180	175,983
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	260	249,439
ConAgra Foods, Inc.
7.875%, 9/15/10	19	20,051
Fisher Scientific International, Inc.
6.125%, 7/01/15	196	189,176
6.75%, 8/15/14	29	28,385
Fortune Brands, Inc.
4.875%, 12/01/13	201	189,033
Kraft Foods, Inc.
4.125%, 11/12/09	115	114,149
5.25%, 10/01/13	179	172,086
The Kroger Co.
6.80%, 12/15/18	79	76,236
7.25%, 6/01/09	250	252,226
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13	234	240,386
7.625%, 6/01/16	250	248,212
Safeway, Inc.
4.125%, 11/01/08	18	17,969
4.95%, 8/16/10	90	90,062
6.50%, 3/01/11	15	15,457
Wyeth
5.50%, 2/01/14	210	208,167

		2,531,692

Energy - 0.4%
Amerada Hess Corp.
7.875%, 10/01/29	80	78,197
Canadian Natural Resources Ltd.
5.15%, 2/01/13	100	93,128

Conoco, Inc.
6.95%, 4/15/29	66	66,357
ConocoPhillips
6.375%, 3/30/09	180	181,350
Gaz Capital SA
6.212%, 11/22/16 (b)	510	379,700
The Premcor Refining Group, Inc.
7.50%, 6/15/15	161	153,480
Statoilhydro Asa
6.36%, 1/15/09	45	45,299
Texaco Capital, Inc.
5.50%, 1/15/09	115	115,164
Valero Energy Corp.
4.75%, 6/15/13	80	73,272
6.875%, 4/15/12	290	297,785
Weatherford International Ltd.
5.15%, 3/15/13	125	120,381
6.00%, 3/15/18	50	44,891

		1,649,004

Services - 0.0%
The Western Union Co.
5.93%, 10/01/16	90	80,917

Technology - 0.4%
Cisco Systems, Inc.
5.25%, 2/22/11	90	91,875
Computer Sciences Corp.
5.50%, 3/15/13 (b)	180	174,615
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	375	382,345
International Business Machines Corp.
4.375%, 6/01/09	20	20,084
Motorola, Inc.
6.50%, 9/01/25	175	134,254
7.50%, 5/15/25	35	29,852
7.625%, 11/15/10	49	49,507
Oracle Corp.
4.95%, 4/15/13	147	146,525
5.25%, 1/15/16	390	367,174
Xerox Corp.
7.625%, 6/15/13	55	55,679
9.75%, 1/15/09	151	153,514

		1,605,424

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.25%, 10/01/14	92	84,689

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	75	70,725
CSX Corp.
5.50%, 8/01/13	35	33,178

		103,903

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09	51	50,611

		18,715,186

Financial Institutions - 4.2%
Banking - 1.8%
ANZ National International Ltd.
6.20%, 7/19/13 (b)	335	321,674
Bank of America Corp.
3.375%, 2/17/09	70	68,617
4.50%, 8/01/10	260	251,366
BankAmerica Capital II
Series 2
8.00%, 12/15/26	94	80,407
Barclays Bank PLC
8.55%, 6/15/11 (b)(c)	50	45,907
The Bear Stearns Co., Inc.
5.55%, 1/22/17	290	249,035
5.70%, 11/15/14	190	177,629
7.625%, 12/07/09	223	225,200
Citicorp, Inc.
Series MTNF
6.375%, 11/15/08	51	51,057
Citigroup, Inc.
2.954%, 6/09/09 (d)	60	58,944
3.625%, 2/09/09	185	181,113
4.625%, 8/03/10	175	159,790
5.50%, 4/11/13	230	200,758
Compass Bank
5.50%, 4/01/20	215	169,598
Fleet National Bank
5.75%, 1/15/09	250	250,258
JP Morgan Chase & Co.
6.00%, 2/15/09	270	268,203
6.75%, 2/01/11	160	160,536
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	51	39,094
Marshall & Ilsley Bank
4.85%, 6/16/15	250	189,129
5.00%, 1/17/17	205	137,033

Mellon Funding Corp.
3.25%, 4/01/09	105	103,103
Morgan JP & Co., Inc.
6.25%, 1/15/09	251	250,228
National City Bank of Ohio
6.25%, 3/15/11	250	145,014
North Fork Bancorporation, Inc.
5.875%, 8/15/12	100	84,338
RBS Capital Trust III
5.512%, 9/30/14 (c)	125	101,005
Regions Financial Corp.
6.375%, 5/15/12	275	238,529
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	205	201,252
6.40%, 4/01/09	108	108,576
SouthTrust Corp.
5.80%, 6/15/14	225	138,064
Sovereign Bancorp, Inc.
4.80%, 9/01/10	155	122,365
UBS Preferred Funding Trust I
8.622%, 10/01/10 (c)	40	38,662
UBS Preferred Funding Trust II
7.247%, 6/26/11 (c)	250	250,347
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(c)	330	316,265
Union Bank of California
5.95%, 5/11/16	250	226,105
Union Planters Corp.
7.75%, 3/01/11	183	170,736
US Bancorp
5.30%, 4/28/09	235	234,795
Wachovia Corp.
5.50%, 5/01/13	320	264,743
5.625%, 12/15/08	46	45,081
6.15%, 3/15/09	100	92,000
Wells Fargo & Co.
3.125%, 4/01/09	245	242,560
4.20%, 1/15/10	85	83,833
Zions Banc Corp.
5.50%, 11/16/15	35	19,971

		6,762,920

Brokerage - 0.5%
The Goldman Sachs Group, Inc.
3.875%, 1/15/09	265	260,264
4.75%, 7/15/13	200	172,443
5.125%, 1/15/15	140	115,563
6.65%, 5/15/09	135	132,274
7.35%, 10/01/09	60	58,175

Lazard Group
6.85%, 6/15/17	160	132,512
Merrill Lynch & Co., Inc.
4.79%, 8/04/10	105	99,296
6.00%, 2/17/09	317	307,695
6.05%, 5/16/16	245	199,906
Series MTNC
4.125%, 1/15/09 - 9/10/09	189	183,363
Morgan Stanley
5.05%, 1/21/11	100	72,006
5.625%, 1/09/12	210	146,416
6.60%, 4/01/12	145	105,325

		1,985,238

Finance - 0.9%
American General Finance Corp.
4.625%, 5/15/09	191	135,724
4.875%, 7/15/12	45	24,074
5.85%, 6/01/13	100	41,531
Capital One Bank
4.25%, 12/01/08	160	158,636
6.50%, 6/13/13	155	132,009
Capital One Financial Corp.
4.80%, 2/21/12	155	125,087
5.50%, 6/01/15	33	27,114
6.75%, 9/15/17	43	37,853
CIT Group, Inc.
3.375%, 4/01/09	100	94,365
5.00%, 2/01/15	205	101,331
5.85%, 9/15/16	155	75,175
7.625%, 11/30/12	290	183,966
Series MTN
5.125%, 9/30/14	40	19,726
Countrywide Financial Corp.
6.25%, 5/15/16	92	65,497
Series MTN
5.80%, 6/07/12	96	81,097
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	59	50,761
General Electric Capital Corp.
4.375%, 11/21/11	25	23,689
4.80%, 5/01/13	315	287,312
5.875%, 2/15/12	185	179,328
6.75%, 3/15/32	270	225,365
Household Finance Corp.
4.125%, 12/15/08	90	89,040

HSBC Finance Corp.
6.50%, 11/15/08	80	79,716
7.00%, 5/15/12	125	121,475
International Lease Finance Corp.
5.65%, 6/01/14	28	16,498
6.375%, 3/15/09	60	55,332
iStar Financial, Inc.
5.15%, 3/01/12	135	67,500
5.65%, 9/15/11	145	75,400
6.00%, 12/15/10	200	119,500
Series B
5.95%, 10/15/13	65	33,800
SLM Corp.
Series MTN
5.125%, 8/27/12	65	42,250
Series MTNA
5.375%, 1/15/13 - 5/15/14	650	416,300
5.40%, 10/25/11	185	129,500

		3,315,951

Insurance - 0.7%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	160	141,170
The Allstate Corp.
6.125%, 5/15/37 (c)	235	172,475
Assurant, Inc.
5.625%, 2/15/14	135	125,601
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	115	116,798
Genworth Financial, Inc.
4.75%, 6/15/09	108	89,532
5.231%, 5/16/09	97	82,388
6.515%, 5/22/18	315	258,683
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	165	147,392
North Front Pass Through Trust
5.81%, 12/15/24 (b)(c)	500	451,177
Prudential Financial, Inc.
Series MTND
5.15%, 1/15/13	205	193,878
UnitedHealth Group, Inc.
4.125%, 8/15/09	67	66,388
5.25%, 3/15/11	280	278,373
WellPoint, Inc.
4.25%, 12/15/09	148	145,086
5.25%, 1/15/16	50	46,056

XL Capital Ltd.
5.25%, 9/15/14	135	116,771

		2,431,768

REITS - 0.3%
ERP Operating LP
5.25%, 9/15/14	105	92,912
HCP, Inc.
5.95%, 9/15/11	340	320,866
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	131	113,489
8.125%, 5/01/11	225	231,827
Mack-Cali Realty LP
7.25%, 3/15/09	35	35,128
Nationwide Health Properties, Inc.
6.50%, 7/15/11	180	185,520
Simon Property Group LP
5.00%, 3/01/12	90	85,546
5.625%, 8/15/14	179	164,780

		1,230,068

		15,725,945

Utility - 1.0%
Electric - 0.7%
Carolina Power & Light Co.
6.50%, 7/15/12	275	283,247
Exelon Corp.
6.75%, 5/01/11	25	25,188
FirstEnergy Corp.
Series B
6.45%, 11/15/11	290	291,383
Series C
7.375%, 11/15/31	275	255,679
FPL Group Capital, Inc.
6.35%, 10/01/66 (c)	55	43,573
6.65%, 6/15/67 (c)	170	135,073
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	170	168,507
Nisource Finance Corp.
6.80%, 1/15/19	330	299,753
7.875%, 11/15/10	40	41,140
Pacific Gas & Electric Co.
3.60%, 3/01/09	190	188,471
4.80%, 3/01/14	200	188,378
6.05%, 3/01/34	38	33,542
Progress Energy, Inc.
7.10%, 3/01/11	19	19,523

Public Service Company of Colorado
Series 10
7.875%, 10/01/12	130	141,539
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	488	482,164

		2,597,160

Natural Gas - 0.3%
Duke Energy Field Services Corp.
7.875%, 8/16/10	15	15,360
Energy Transfer Partners LP
6.70%, 7/01/18	195	184,835
7.50%, 7/01/38	225	212,260
Enterprise Products Operating LP
Series B
5.60%, 10/15/14	125	117,787
Sempra Energy
4.75%, 5/15/09	185	185,009
Texas Eastern Transmission Corp.
7.30%, 12/01/10	160	168,720
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)	120	94,930
Williams Cos, Inc.
7.875%, 9/01/21	40	40,000

		1,018,901

Other Utility - 0.0%
Veolia Environnement
6.00%, 6/01/18	210	201,369

		3,817,430

Total Corporates - Investment Grades (cost $42,080,778)		38,258,561

MORTGAGE PASS-THRU’S - 8.3%
Agency Fixed Rate 30-Year - 8.3%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35	226	213,817
Series 2006
7.00%, 8/01/36	375	392,011
Series 2007
5.50%, 7/01/35	234	233,368
7.00%, 2/01/37	567	593,204
Federal Home Loan Mortgage Corp.
Series 2008
6.50%, 5/01/35	83	85,556
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33	641	626,324

Series 2004
5.50%, 2/01/34 - 11/01/34	980	980,237
6.00%, 9/01/34 - 11/01/34	858	872,275
Series 2005
4.50%, 8/01/35 - 9/01/35	1,711	1,620,705
Series 2006
5.00%, 2/01/36	2,735	2,668,903
5.50%, 4/01/36	5,919	5,910,816
6.00%, 3/01/36	354	359,292
6.50%, 9/01/36	2,318	2,379,415
Series 2007
4.50%, 9/01/35 - 8/01/37	3,114	2,950,520
5.00%, 11/01/35 - 7/01/36	691	674,525
5.50%, 11/01/36 - 8/01/37	4,579	4,573,241
Series 2008
5.50%, 3/01/37 - 8/01/37	5,450	5,442,767
6.50%, 1/01/38	526	539,814

		31,116,790

Agency ARMS - 0.0%
Federal National Mortgage Association
Series 2006
5.85%, 11/01/36 (d)	105	106,803

Total Mortgage Pass-Thru’s (cost $30,988,328)		31,223,593

GOVERNMENTS - TREASURIES - 5.2%
Treasuries - 5.2%
U.S. Treasury Bonds
4.50%, 2/15/36	2,875	2,950,917
U.S. Treasury Notes
2.125%, 1/31/10	2,600	2,607,109
2.625%, 5/31/10	3,280	3,316,644
3.625%, 12/31/12	7,895	8,168,862
4.25%, 11/15/17	2,641	2,737,459

Total Governments - Treasuries (cost $19,591,535)		19,780,991

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.8%
Non-Agency Fixed Rate CMBS - 4.8%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	1,050	1,036,785
Series 2004-4, Class A3
4.128%, 7/10/42	200	196,776
Series 2004-6, Class A2
4.161%, 12/10/42	138	135,803
Series 2005-6, Class A4
5.352%, 9/10/47	315	285,899

Series 2006-5, Class A4
5.414%, 9/10/47	355	311,968
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.902%, 9/11/38	250	227,034
Series 2007-PW18, Class A4
5.70%, 6/11/50	365	310,283
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.529%, 4/15/40	110	103,576
Series 2008-C7, Class A4
6.299%, 12/10/49	440	386,683
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	130	112,588
Series 2007-C9, Class A4
6.01%, 12/10/49	650	559,269
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	5	5,225
Series 2004-C1, Class A4
4.75%, 1/15/37	70	65,054
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.021%, 6/15/38	620	563,560
Series 2006-C4, Class A3
5.467%, 9/15/39	235	206,562
Series 2006-C5, Class A3
5.311%, 12/15/39	345	299,047
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	360	352,380
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.381%, 3/10/39	520	485,000
Series 2007-GG9, Class A4
5.444%, 3/10/39	670	566,224
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class C
6.878%, 5/03/18 (b)	605	637,152
Series 2004-GG2, Class A6
5.396%, 8/10/38	80	74,872
Series 2006-GG8, Class A2
5.479%, 11/10/39	185	177,407

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	60	57,072
Series 2005-CB11, Class A4
5.335%, 8/12/37	170	155,831
Series 2005-LDP3, Class A2
4.851%, 8/15/42	100	97,610
Series 2005-LDP4, Class A2
4.79%, 10/15/42	196	191,505
Series 2005-LDP5, Class A2
5.198%, 12/15/44	60	58,580
Series 2006-CB14, Class A4
5.481%, 12/12/44	315	278,520
Series 2006-CB15, Class A4
5.814%, 6/12/43	595	534,131
Series 2006-CB16, Class A4
5.552%, 5/12/45	335	294,714
Series 2006-CB17, Class A4
5.429%, 12/12/43	350	304,004
Series 2007-CB18, Class A4
5.44%, 6/12/47	445	371,248
Series 2007-CB19, Class A4
5.937%, 2/12/49	475	404,765
Series 2007-LD11, Class A4
6.007%, 6/15/49	195	166,850
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	150	135,613
Series 2004-C4, Class A4
5.294%, 6/15/29	40	37,777
Series 2004-C8, Class A2
4.201%, 12/15/29	125	122,804
Series 2005-C1, Class A4
4.742%, 2/15/30	120	107,770
Series 2005-C7, Class A4
5.197%, 11/15/30	50	45,562
Series 2006-C1, Class A4
5.156%, 2/15/31	1,095	959,567
Series 2006-C3, Class A4
5.661%, 3/15/39	285	256,763
Series 2006-C4, Class A4
6.08%, 6/15/38	275	251,192
Series 2006-C6, Class A4
5.372%, 9/15/39	660	577,711
Series 2006-C7, Class A3
5.347%, 11/15/38	195	169,364

Series 2007-C1, Class A4
5.424%, 2/15/40	210	176,348
Series 2008-C1, Class A2
6.317%, 4/15/41	650	569,475
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.416%, 11/12/37	40	36,520
Series 2005-MKB2, Class A2
4.806%, 9/12/42	320	315,080
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.104%, 6/12/46	110	100,420
Series 2006-3, Class A4
5.414%, 7/12/46	480	420,934
Series 2007-9, Class A4
5.70%, 9/12/49	440	372,580
Morgan Stanley Capital
Series 2007-IQ15, Class A4
6.077%, 6/11/49	90	77,894
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40	190	180,379
Series 2005-HQ5, Class A4
5.168%, 1/14/42	1,035	949,912
Series 2007-T27, Class A4
5.803%, 6/13/42	210	182,069
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	630	578,686
Series 2007-C31, Class A4
5.509%, 4/15/47	190	158,064
Series 2007-C32, Class A2
5.924%, 6/15/49	640	599,318
Series 2007-C32, Class A3
5.929%, 6/15/49	625	530,070

		17,925,849

Non-Agency Floating Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.927%, 3/06/20 (b)(d)	75	66,943

Total Commercial Mortgage-Backed Securities (cost $19,800,076)		17,992,792

AGENCIES - 2.7%
Agency Debentures - 2.7%
Federal Home Loan Bank
4.625%, 10/10/12	115	117,484

5.00%, 11/17/17	3,120	3,144,548
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	2,670	2,751,459
Federal National Mortgage Association
3.25%, 4/09/13	1,660	1,615,784
6.25%, 5/15/29	1,020	1,169,396
6.625%, 11/15/30	1,092	1,317,847

Total Agencies (cost $10,226,203)		10,116,518

INFLATION-LINKED SECURITIES - 0.7%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS)	244	246,543
3.00%, 7/15/12 (TIPS)	2,459	2,559,026

Total Inflation-Linked Securities (cost $2,936,706)		2,805,569

CORPORATES - NON-INVESTMENT GRADES - 0.6%
Industrial - 0.4%
Basic - 0.1%
Ineos Group Holdings PLC
8.50%, 2/15/16 (b)	75	40,500
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	100	82,000
Stora Enso Oyj
7.375%, 5/15/11	175	175,385
Westvaco Corp.
8.20%, 1/15/30	15	14,079

		311,964

Capital Goods - 0.0%
Owens Corning, Inc.
6.50%, 12/01/16	178	157,514

Communications - Media - 0.1%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	45	42,300
Clear Channel Communications, Inc.
5.50%, 9/15/14	185	57,350
DirecTV Holdings LLC
6.375%, 6/15/15	40	35,200
Echostar DBS Corp.
6.625%, 10/01/14	30	24,075
7.125%, 2/01/16	80	64,200

		223,125

Communications - Telecommunications - 0.1%
Nextel Communications, Inc.
Series E
6.875%, 10/31/13	45	30,600

Series F
5.95%, 3/15/14		165	110,550
Qwest Communications International, Inc.
7.50%, 2/15/14		25	21,625
Series B
7.50%, 2/15/14		15	12,975
Sprint Capital Corp.
7.625%, 1/30/11		90	81,900
8.375%, 3/15/12		120	108,000

			365,650

Consumer Cyclical - Automotive - 0.0%
Ford Motor Credit Co.
7.375%, 10/28/09		160	128,635
General Motors Corp.
8.25%, 7/15/23		70	27,475

			156,110

Consumer Cyclical - Other - 0.1%
Centex Corp.
5.45%, 8/15/12		99	82,170
Harrah’s Operating Co., Inc.
5.625%, 6/01/15		106	28,885
5.75%, 10/01/17		16	4,160
6.50%, 6/01/16		63	17,325
MGM Mirage
6.75%, 9/01/12		40	31,300
8.375%, 2/01/11		40	32,700

			196,540

Transportation - Airlines - 0.0%
United Air Lines, Inc.
6.636%, 7/02/22		81	53,377

Transportation - Services - 0.0%
Hertz Corp.
8.875%, 1/01/14		35	30,187

			1,494,467

Financial Institutions - 0.1%
Banking - 0.1%
Northern Rock PLC
5.60%, 4/30/14 (b)(c)	GB	P 445	231,400

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (e)		$80	10,000
7.875%, 11/01/19 (e)		33	4,125
7.875%, 8/15/10		100	12,500
Series MTNG
4.80%, 3/13/14 (e)		42	5,250

Series MTNI
6.20%, 9/26/14	270	33,750

		65,625

Insurance - 0.0%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	65	39,259

REITS - 0.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
7.125%, 2/15/13	45	34,425

		370,709

Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
8.375%, 5/01/16	115	100,050
Edison Mission Energy
7.00%, 5/15/17	95	85,500
NRG Energy, Inc.
7.25%, 2/01/14	105	97,388
7.375%, 2/01/16	35	31,500

		314,438

Total Corporates -Non-Investment Grades (cost $3,474,497)		2,179,614

ASSET-BACKED SECURITIES - 0.5%
Home Equity Loans - Floating Rate - 0.4%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
3.657%, 4/25/37 (d)	100	13,660
Credit-Based Asset Servicing & Securitization LLC.
Series 2003-CB1, Class AF
3.95%, 1/25/33 (f)	219	191,389
Home Equity Asset Trust
Series 2007-3, Class M1
3.557%, 8/25/37 (d)	275	44,371
Household Home Equity Loan Trust
Series 2007-1, Class M1
3.568%, 3/20/36 (d)	365	247,632
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
3.317%, 11/25/36 (d)	295	269,188
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2
3.307%, 1/25/37 (d)	195	175,835
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
3.337%, 4/25/37 (d)	271	245,044

Option One Mortgage Loan Trust
Series 2007-2, Class M1
3.567%, 3/25/37 (d)	125	16,950
RAAC Series
Series 2006-SP3, Class A1
3.287%, 8/25/36 (d)	102	97,585
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
3.807%, 5/25/33 (d)	2	1,488
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
3.337%, 7/25/37 (d)	300	218,906

		1,522,048

Home Equity Loans - Fixed Rate - 0.1%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	629	287,735
Credit-Based Asset Servicing & Securitization LLC.
Series 2005-CB7, Class AF2
5.147%, 11/25/35	59	56,654
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	44	42,063
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	28	27,442

		413,894

Total Asset-Backed Securities (cost $2,958,267)		1,935,942

CMOS - 0.3%
Non-Agency ARMS - 0.2%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.336%, 2/25/36 (c)	195	122,540
Series 2006-3, Class 22A1
6.131%, 5/25/36 (c)	256	154,058
Series 2007-1, Class 21A1
5.718%, 1/25/47 (c)	62	38,412
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.118%, 5/25/35 (c)	124	104,355
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (d)	130	100,598
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.191%, 5/25/36 (c)	79	45,400

Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.238%, 8/25/35 (c)	125	100,816

		666,179

Non-Agency Fixed Rate - 0.1%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.094%, 6/26/35 (b)	215	207,427
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	94	84,063

		291,490

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
3.855%, 12/25/35 (d)	54	33,140
Series 2006-OA14, Class 3A1
3.705%, 11/25/46 (d)	184	97,707
Series 2007-OA3, Class M1
3.517%, 4/25/47 (d)(g)	185	8,556
Lehman XS Trust
Series 2007-4N, Class M1
3.657%, 3/25/47 (d)(g)	265	33,147

		172,550

Total CMOs (cost $1,962,612)		1,130,219

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	295	206,146
7.75%, 5/29/18 (b)	1,025	778,180

Total Quasi-Sovereigns (cost $1,305,767)		984,326

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Republic of Brazil
8.25%, 1/20/34	150	169,875
Russian Federation
7.50%, 3/31/30 (b)	622	637,080

Total Governments - Sovereign Bonds (cost $883,531)		806,955

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Utility - 0.1%
Other Utility - 0.1%
Dte Energy Trust I
7.80%	20,000	458,000

Industrials - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)	200	200,125

Total Non-Convertible - Preferred Stocks (cost $732,616)		658,125

	Principal Amount (000)
SUPRANATIONALS - 0.0%
European Investment Bank
5.125%, 5/30/17 (cost $180,188)	$175	183,593

	Shares
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Banking – 0.0%
Royal Bank of Scotland Group PLC
5.75%	10,000	85,000

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (c)	4,750	7,742
Federal National Mortgage Association
8.25% (c)	5,750	12,535

		20,277

Total Preferred Stocks (cost $512,500)		105,277

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.2%
Time Deposit - 2.2%
The Bank of New York Mellon
1.00%, 10/01/08 (cost $8,333,000)	$8,333	8,333,000

Total Investments - 97.1% (cost $401,563,699)		366,860,706
Other assets less liabilities - 2.9%		11,093,530

Net Assets - 100.0%		$377,954,236

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX Index FUTURE	2	December 2008	$216,567	$204,222	$(12,345)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate market value of these securities amounted to $6,491,950 or 1.7% of net assets.

(c)	Variable rate coupon, rate shown as of September 30, 2008.

(d)	Floating Rate Security. Stated interest rate was in effect at September 30, 2008.

(e)	Security is in default and is non-income producing.

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2008.

(g)	Illiquid security, valued at fair value. (See note A)

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2008, the fund’s total exposure to subprime investments was 0.70%. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

GBP	-	Great British Pound

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
TIPS	-	Treasury Inflation Protected Security

ABVPS BALANCED WEALTH PORTFOLIO
FINANCIAL ACCOUNTING STANDARDS NO. 157
September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$160,466,968	$(12,345)
Level 2	202,774,631	-0-
Level 3	3,619,107	-0-

Total	$366,860,706	$(12,345)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$6,201,501	$-0-
Accrued discounts /premiums	3,673	-0-
Realized gain (loss)	88,904	-0-	*
Change in unrealized appreciation/depreciation	(1,759,470)	-0-
Net purchases (sales)	(2,627,287)	-0-
Net transfers in and/or out of Level 3	(707,139)	-0-
Securities from Fund Acquisitions	2,418,925	-0-

Balance as of 09/30/2008	$3,619,107	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 09/30/2008	$(1,572,051)	$-0-

*	The realized gain (loss) recognized during the period ended 09/30/2008 for other financial instruments was $-0-.

AllianceBernstein Variable Products Series Fund

Global Research Growth Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 15.7%
Capital Markets - 7.7%
3i Group PLC	3,868	$48,975
The Blackstone Group LP	10,150	155,701
Credit Suisse Group AG	3,866	180,550
Janus Capital Group, Inc.	2,800	67,984
Macquarie Group Ltd.	2,309	71,097
Man Group PLC	11,966	73,122
Merrill Lynch & Co., Inc.	1,815	45,920
MF Global Ltd. (a)	2,600	11,284
UBS AG (Swiss Virt-X) (a)	2,616	44,714

		699,347

Commercial Banks - 0.8%
Banco Itau Holding Financeira SA	1,512	25,029
Banco Santander Central Hispano SA	2,844	42,644

		67,673

Diversified Financial Services - 5.7%
Citigroup, Inc.	4,900	100,499
CME Group, Inc.-Class A	471	174,981
Deutsche Boerse AG	566	52,419
JP Morgan Chase & Co.	2,400	112,080
NYSE Euronext	2,100	82,278

		522,257

Insurance - 1.5%
MBIA, Inc.	4,600	54,740
QBE Insurance Group Ltd.	3,790	81,736

		136,476

		1,425,753

Information Technology - 15.6%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	4,045	91,255
Corning, Inc.	1,500	23,460
F5 Networks, Inc. (a)	700	16,366
Juniper Networks, Inc. (a)	2,205	46,460
QUALCOMM, Inc.	1,500	64,455

		241,996

Computers & Peripherals - 3.0%
Apple, Inc. (a)	480	54,557

EMC Corp. (a)	3,800	45,448
Hewlett-Packard Co.	1,700	78,608
International Business Machines Corp.	850	99,416

		278,029

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	800	32,112
HON HAI Precision Industry Co. Ltd.	5,000	17,908

		50,020

Internet Software & Services - 0.7%
Google, Inc.-Class A (a)	171	68,489

IT Services - 1.2%
Cap Gemini SA	522	24,660
The Western Union Co.-Class W	3,400	83,878

		108,538

Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	1,600	42,160
Applied Materials, Inc.	2,800	42,364
Broadcom Corp.-Class A (a)	830	15,463
Intel Corp.	4,850	90,840
KLA-Tencor Corp.	500	15,825
Nvidia Corp. (a)	2,100	22,491
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR)	1,414	13,249
Tokyo Electron Ltd.	400	18,101

		260,493

Software - 4.6%
Activision Blizzard, Inc. (a)	5,600	86,408
Adobe Systems, Inc. (a)	1,275	50,324
Microsoft Corp.	3,300	88,077
Nintendo Co. Ltd.	100	42,417
Red Hat, Inc. (a)	1,900	28,633
Salesforce.com, Inc. (a)	800	38,720
SAP AG	955	50,822
Symantec Corp. (a)	1,600	31,328

		416,729

		1,424,294

Health Care - 12.0%
Biotechnology - 3.7%
Celgene Corp. (a)	1,000	63,280
CSL Ltd./Australia	1,856	56,228
Genentech, Inc. (a)	1,100	97,548
Gilead Sciences, Inc. (a)	2,650	120,787

		337,843

Health Care Equipment & Supplies - 4.4%
Alcon, Inc.	855	138,091
Baxter International, Inc.	2,300	150,949
Becton Dickinson & Co.	1,350	108,351

		397,391

Health Care Providers & Services - 0.6%
Medco Health Solutions, Inc. (a)	1,320	59,400

Pharmaceuticals - 3.3%
Novartis AG	2,009	105,773
Roche Holding AG	630	98,621
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	2,125	97,304

		301,698

		1,096,332

Energy - 11.9%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	1,385	83,848
Cameron International Corp. (a)	2,900	111,766
Schlumberger Ltd.	1,600	124,944

		320,558

Oil, Gas & Consumable Fuels - 8.4%
Addax Petroleum Corp.	1,587	43,080
Apache Corp.	700	72,996
BG Group PLC	3,355	60,846
EOG Resources, Inc.	1,010	90,354
Noble Energy, Inc.	896	49,809
Petroleo Brasileiro SA (Sponsored) (ADR)	2,500	93,550
Sasol Ltd.	1,989	84,892
StatoilHydro ASA	4,201	99,830
Suncor Energy, Inc.	1,600	67,424
XTO Energy, Inc.	2,200	102,344

		765,125

		1,085,683

Industrials - 11.5%
Aerospace & Defense - 4.1%
BAE Systems PLC	16,423	121,068
Honeywell International, Inc.	1,100	45,705
Lockheed Martin Corp.	1,140	125,024
United Technologies Corp.	1,350	81,081

		372,878

Construction & Engineering - 0.4%
Fluor Corp.	700	38,990

Electrical Equipment - 1.6%
ABB Ltd.	1,328	25,735
Ametek, Inc.	700	28,539
Cooper Industries Ltd.-Class A	600	23,970
Emerson Electric Co.	1,755	71,586

		149,830

Industrial Conglomerates - 1.6%
Siemens AG	1,090	102,522
Smiths Group PLC	2,218	40,220

		142,742

Machinery - 1.1%
Atlas Copco AB-Class A	3,441	39,093
Danaher Corp.	940	65,236

		104,329

Road & Rail - 1.5%
Norfolk Southern Corp.	600	39,726
Union Pacific Corp.	1,300	92,508

		132,234

Trading Companies & Distributors - 1.2%
Mitsubishi Corp.	3,400	70,925
Mitsui & Co. Ltd.	3,000	37,243

		108,168

		1,049,171

Consumer Staples - 10.7%
Beverages - 1.4%
Asahi Breweries Ltd.	4,300	75,364
Carlsberg A/S-Class B	644	49,101

		124,465

Food & Staples Retailing - 5.8%
Tesco PLC	18,779	130,607
Wal-Mart de Mexico SAB de CV Series V	25,592	89,624
Wal-Mart Stores, Inc.	5,100	305,439

		525,670

Food Products - 2.9%
Bunge Ltd.	1,125	71,077
Kellogg Co.	1,300	72,930
Nestle SA	2,757	119,151

		263,158

Tobacco - 0.6%
ITC Ltd.	14,767	59,881

		973,174

Consumer Discretionary - 8.8%
Auto Components - 0.6%
Bridgestone Corp.	1,700	32,184
Denso Corp.	910	22,320

		54,504

Automobiles - 1.4%
Fiat SpA	2,671	35,893
Honda Motor Co. Ltd.	3,100	94,031

		129,924

Distributors - 0.6%
Li & Fung Ltd.	22,000	53,835

Diversified Consumer Services - 0.8%
Apollo Group, Inc.-Class A (a)	1,200	71,160

Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp.	4,800	75,408

Leisure Equipment & Products - 0.3%
Nikon Corp.	1,000	23,989

Media - 0.7%
The DIRECTV Group, Inc. (a)	1,800	47,106
Eutelsat Communications	379	10,081
SES Global SA (FDR)	382	7,908

		65,095

Multiline Retail - 1.1%
Kohl’s Corp. (a)	1,185	54,605
Lotte Shopping Co. Ltd.	212	48,230

		102,835

Specialty Retail - 2.5%
Belle International Holdings Ltd.	64,000	45,987
Lowe’s Cos, Inc.	4,800	113,712
TJX Cos, Inc.	2,200	67,144

		226,843

		803,593

Materials - 6.9%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	1,550	106,159
Monsanto Co.	1,060	104,919
Potash Corp. of Saskatchewan	800	105,608

		316,686

Metals & Mining - 3.4%
BHP Billiton PLC	2,462	55,775
Cia Vale do Rio Doce-Class B (ADR)	3,375	64,631
Rio Tinto PLC	2,992	187,775

		308,181

		624,867

Utilities - 3.0%
Electric Utilities - 1.7%
E.ON AG	2,229	113,209
FPL Group, Inc.	800	40,240

		153,449

Independent Power Producers & Energy Traders - 1.3%
Iberdrola Renovables SA (a)	10,325	45,115
International Power PLC	11,076	71,669

		116,784

		270,233

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 0.3%
Telefonica SA	1,260	29,960

Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L (ADR)	490	22,716
Leap Wireless International, Inc. (a)	400	15,240
NTT Docomo, Inc.	18	28,813
Sprint Nextel Corp.	4,600	28,060

Vodafone Group PLC	7,933	17,519

		112,348

		142,308

Total Common Stocks (cost $9,796,672)		8,895,408

WARRANTS - 0.4%
Financials - 0.4%
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp., expiring 1/18/11 (a) (cost $46,604)	899	41,418

Total Investments - 98.1% (cost $9,843,276)		8,936,826
Other assets less liabilities - 1.9%		170,004

Net Assets - 100.0%		$9,106,830

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

Country Breakdown *

AllianceBernstein Variable Products Series Fund

Global Research Growth Portfolio

September 30, 2008 (unaudited)

Summary

56.6%	United States
9.0%	United Kingdom
8.0%	Switzerland
5.0%	Japan
3.6%	Germany
2.4%	Canada
2.3%	Australia
2.1%	Brazil
1.3%	Spain
1.3%	Mexico
1.1%	India
1.1%	Norway
1.1%	Israel
1.0%	South Africa
4.1%	Other

100.0%	Total Investments

*	All data are as of September 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Bermuda, China, Denmark, France, Hong Kong, Italy, South Korea, Sweden and Taiwan.

GLOBAL RESEARCH GROWTH PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$5,776,363	$-0-
Level 2	3,050,556	-0-
Level 3	109,907	-0-

Total	$8,936,826	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$198,716	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	17,887	-0-	*
Change in unrealized appreciation/depreciation	(153,815)	-0-
Net purchases (sales)	(105,698)	-0-
Net transfers in and/or out of Level 3	152,817	-0-

Balance as of 9/30/08	$109,907	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$(83,744)	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Global Technology Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.5%
Technology Hardware & Equipment - 37.3%
Communications Equipment - 15.0%
Cisco Systems, Inc. (a)	465,900	$10,510,704
CommScope, Inc. (a)	22,200	769,008
Corning, Inc.	192,300	3,007,572
F5 Networks, Inc. (a)	70,500	1,648,290
Juniper Networks, Inc. (a)	159,500	3,360,665
QUALCOMM, Inc.	167,200	7,184,584

		26,480,823

Computers & Peripherals - 20.1%
Apple, Inc. (a)	67,400	7,660,684
EMC Corp. (a)	383,100	4,581,876
Hewlett-Packard Co.	210,900	9,752,016
International Business Machines Corp.	116,100	13,579,056

		35,573,632

Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp.-Class A	53,900	2,163,546
HON HAI Precision Industry Co. Ltd.	487,800	1,747,151

		3,910,697

		65,965,152

Software & Services - 35.5%
Internet Software & Services - 4.8%
Equinix, Inc. (a)	13,800	958,548
Google, Inc.-Class A (a)	19,040	7,625,901

		8,584,449

IT Services - 6.6%
Alliance Data Systems Corp. (a)	51,200	3,245,056
Cap Gemini SA	40,175	1,897,896
Global Payments, Inc.	22,900	1,027,294
Infosys Technologies Ltd. (Sponsored) (ADR)	53,000	1,765,430
Visa, Inc.-Class A	36,000	2,210,040
The Western Union Co.-Class W	60,400	1,490,068

		11,635,784

Software - 24.1%
Activision Blizzard, Inc. (a)	213,200	3,289,676
Adobe Systems, Inc. (a)	115,000	4,539,050

Cadence Design Systems, Inc. (a)	310,600	2,099,656
Concur Technologies, Inc. (a)	24,500	937,370
McAfee, Inc. (a)	49,600	1,684,416
Microsoft Corp.	342,000	9,127,980
Nintendo Co. Ltd.	7,500	3,181,303
Oracle Corp. (a)	181,500	3,686,265
Red Hat, Inc. (a)	132,500	1,996,775
Salesforce.com, Inc. (a)	44,900	2,173,160
SAP AG	106,236	5,653,494
SuccessFactors, Inc. (a)	103,000	1,122,700
Symantec Corp. (a)	157,900	3,091,682

		42,583,527

		62,803,760

Semiconductors & Semiconductor Equipment - 15.3%
Semiconductors & Semiconductor Equipment - 15.3%
Analog Devices, Inc.	111,900	2,948,565
Applied Materials, Inc.	252,500	3,820,325
Broadcom Corp.-Class A (a)	71,550	1,332,977
Intel Corp.	574,700	10,764,131
KLA-Tencor Corp.	73,200	2,316,780
Nvidia Corp. (a)	179,300	1,920,303
ON Semiconductor Corp. (a)	68,400	462,384
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR)	193,539	1,813,460
Tokyo Electron Ltd.	37,600	1,701,447

		27,080,372

Telecommunication Services - 2.4%
Wireless Telecommunication Services - 2.4%
America Movil SAB de CV Series L (ADR)	19,500	904,020
American Tower Corp.-Class A (a)	24,300	874,071
Leap Wireless International, Inc. (a)	45,200	1,722,120
Sprint Nextel Corp.	136,000	829,600

		4,329,811

Media - 2.0%
Media - 2.0%
The DIRECTV Group, Inc. (a)	110,800	2,899,636
Eutelsat Communications	24,308	646,599

		3,546,235

Retailing - 0.5%
Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	65,900	995,749

Consumer Durables & Apparel - 0.5%
Leisure Equipment & Products - 0.5%
Nikon Corp.	35,000	839,616

Total Common Stocks (cost $176,776,009)		165,560,695

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.3%
Time Deposit - 4.3%
The Bank of New York Mellon
1.00%, 10/01/08 (cost $7,580,000)	$7,580	7,580,000

Total Investments - 97.8% (cost $184,356,009)		173,140,695
Other assets less liabilities - 2.2%		3,845,831

Net Assets - 100.0%		$176,986,526

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

Country Breakdown *

September 30, 2008 (unaudited)

Summary

84.0%	United States
3.3%	Japan
3.3%	Germany
2.0%	Taiwan
1.5%	France
1.0%	India
0.5%	Mexico
4.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

ABVPS GLOBAL TECHNOLOGY PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$149,893,189	$-0-
Level 2	23,247,506	-0-
Level 3	-0-	-0-

Total	$173,140,695	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 9/30/08	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Health Care - 27.4%
Biotechnology - 11.8%
Celgene Corp. (a)	82,770	$5,237,686
Genentech, Inc. (a)	42,220	3,744,069
Gilead Sciences, Inc. (a)	112,650	5,134,587

		14,116,342

Health Care Equipment & Supplies - 7.1%
Alcon, Inc.	23,970	3,871,395
Baxter International, Inc.	31,900	2,093,597
Becton Dickinson & Co.	17,700	1,420,602
Intuitive Surgical, Inc. (a)	4,500	1,084,410

		8,470,004

Health Care Providers & Services - 4.4%
Medco Health Solutions, Inc. (a)	117,640	5,293,800

Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	16,000	648,480

Pharmaceuticals - 3.6%
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	95,040	4,351,881

		32,880,507

Information Technology - 27.1%
Communications Equipment - 7.3%
Cisco Systems, Inc. (a)	89,460	2,018,218
Juniper Networks, Inc. (a)	139,970	2,949,168
QUALCOMM, Inc.	74,820	3,215,015
Research In Motion Ltd. (a)	8,640	590,112

		8,772,513

Computers & Peripherals - 5.2%
Apple, Inc. (a)	39,234	4,459,336
International Business Machines Corp.	15,600	1,824,576

		6,283,912

Electronic Equipment, Instruments & Components - 4.9%
Amphenol Corp.-Class A	59,140	2,373,880
Dolby Laboratories, Inc.-Class A (a)	98,290	3,458,825

		5,832,705

Internet Software & Services - 4.7%
Google, Inc.-Class A (a)	14,100	5,647,332

IT Services - 0.7%
Visa, Inc.-Class A	13,500	828,765

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp.-Class A (a)	36,300	676,269

Software - 3.7%
Activision Blizzard, Inc. (a)	38,800	598,684
Adobe Systems, Inc. (a)	63,380	2,501,609
Salesforce.com, Inc. (a)	29,100	1,408,440

		4,508,733

		32,550,229

Industrials - 13.4%
Commercial Services & Supplies - 1.6%
Iron Mountain, Inc. (a)	78,110	1,906,665

Construction & Engineering - 5.0%
Fluor Corp.	40,900	2,278,130
Jacobs Engineering Group, Inc. (a)	69,270	3,762,054

		6,040,184

Electrical Equipment - 4.2%
Ametek, Inc.	73,110	2,980,695
Emerson Electric Co.	49,950	2,037,460

		5,018,155

Machinery - 2.6%
Danaher Corp.	44,500	3,088,300

		16,053,304

Financials - 9.6%
Capital Markets - 5.9%
The Charles Schwab Corp.	92,190	2,396,940
The Goldman Sachs Group, Inc.	18,090	2,315,520
Greenhill & Co., Inc.	31,760	2,342,300

		7,054,760

Diversified Financial Services - 3.7%
CME Group, Inc.-Class A	4,323	1,606,038
JP Morgan Chase & Co.	61,500	2,872,050

		4,478,088

		11,532,848

Energy - 9.4%
Energy Equipment & Services - 9.4%
Cameron International Corp. (a)	122,300	4,713,442
FMC Technologies, Inc. (a)	46,100	2,145,955
National Oilwell Varco, Inc. (a)	30,600	1,537,038
Schlumberger Ltd.	37,430	2,922,909

		11,319,344

Consumer Discretionary - 5.2%
Diversified Consumer Services - 1.7%
Strayer Education, Inc.	10,120	2,026,631

Household Durables - 1.4%
NVR, Inc. (a)	3,060	1,750,320

Multiline Retail - 0.6%
Kohl’s Corp. (a)	15,700	723,456

Specialty Retail - 1.5%
Dick’s Sporting Goods, Inc. (a)	61,860	1,211,219
Tiffany & Co.	16,800	596,736

		1,807,955

		6,308,362

Consumer Staples - 3.2%
Food Products - 0.9%
Kellogg Co.	18,400	1,032,240

Household Products - 2.3%
Procter & Gamble Co.	40,200	2,801,538

		3,833,778

Materials - 1.5%
Chemicals - 1.5%
Monsanto Co.	11,900	1,177,862
Praxair, Inc.	8,100	581,094

		1,758,956

Total Common Stocks (cost $112,834,095)		116,237,328

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.2%
Time Deposit - 1.2%
The Bank of New York Mellon
1.00%, 10/01/08 (cost $1,431,000)	$1,431	1,431,000

Total Investments - 98.0% (cost $114,265,095)		117,668,328
Other assets less liabilities - 2.0%		2,426,542

Net Assets - 100.0%		$120,094,870

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

ABVPS GROWTH PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$116,237,328	$-0-
Level 2	1,431,000	-0-
Level 3	-0-	-0-

Total	$117,668,328	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 9/30/2008	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/2008 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Energy - 19.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	297,600	$18,016,704

Oil, Gas & Consumable Fuels - 17.8%
Apache Corp.	169,070	17,630,619
Chevron Corp.	275,000	22,682,000
ConocoPhillips	443,100	32,457,075
Exxon Mobil Corp.	325,000	25,239,500
Marathon Oil Corp.	692,300	27,602,001
Occidental Petroleum Corp.	592,400	41,734,580
StatoilHydro ASA (ADR)	525,000	12,495,000
Total SA (Sponsored) (ADR)	650,000	39,442,000
Valero Energy Corp.	850,000	25,755,000

		245,037,775

		263,054,479

Industrials - 17.1%
Aerospace & Defense - 11.5%
Honeywell International, Inc.	949,900	39,468,345
L-3 Communications Holdings, Inc.	369,200	36,299,744
Lockheed Martin Corp.	181,400	19,894,138
Raytheon Co.	964,300	51,599,693
United Technologies Corp.	190,000	11,411,400

		158,673,320

Commercial Services & Supplies - 0.8%
RR Donnelley & Sons Co.	214,800	5,269,044
Waste Management, Inc.	175,000	5,510,750

		10,779,794

Construction & Engineering - 1.7%
Fluor Corp.	409,380	22,802,466

Electrical Equipment - 1.1%
Emerson Electric Co.	299,700	12,224,763
Hubbell, Inc.-Class B	63,120	2,212,356

		14,437,119

Industrial Conglomerates - 0.5%
General Electric Co.	214,400	5,467,200
McDermott International, Inc. (a)	48,000	1,226,400

		6,693,600

Machinery - 0.9%
Cummins, Inc.	149,100	6,518,652
Timken Co.	209,900	5,950,665

		12,469,317

Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	266,470	8,575,005

		234,430,621

Financials - 16.2%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	768,400	29,352,880
BlackRock, Inc./New York-Class A	3,000	583,500
Invesco Ltd.	250,000	5,245,000

		35,181,380

Insurance - 13.7%
ACE Ltd.	1,300,000	70,369,000
Arch Capital Group Ltd. (a)	197,677	14,436,352
Axis Capital Holdings Ltd.	1,706,900	54,125,799
Hartford Financial Services Group, Inc.	170,300	6,980,597
Loews Corp.	763,670	30,157,328
MetLife, Inc.	214,200	11,995,200

		188,064,276

		223,245,656

Consumer Discretionary - 13.4%
Auto Components - 0.5%
WABCO Holdings, Inc.	196,220	6,973,659

Household Durables - 2.1%
DR Horton, Inc.	1,692,983	22,042,638
NVR, Inc. (a)	6,840	3,912,480
Pulte Homes, Inc.	250,000	3,492,500

		29,447,618

Internet & Catalog Retail - 1.7%
Expedia, Inc. (a)	1,503,000	22,710,330

Media - 9.1%
CBS Corp.-Class B	1,130,000	16,475,400
The DIRECTV Group, Inc. (a)	550,000	14,393,500
DISH Network Corp.-Class A (a)	351,830	7,388,430
Gannett Co., Inc.	435,000	7,355,850
News Corp.-Class A	650,000	7,793,500
Omnicom Group, Inc.	600,000	23,136,000
Time Warner, Inc.	2,750,000	36,052,500
Viacom, Inc.-Class B (a)	500,000	12,420,000

		125,015,180

		184,146,787

Information Technology - 10.8%
Computers & Peripherals - 0.7%
Hewlett-Packard Co.	110,200	5,095,648
Sun Microsystems, Inc. (a)	571,500	4,343,400

		9,439,048

Electronic Equipment, Instruments & Components - 1.4%
Tyco Electronics Ltd.	702,700	19,436,682

IT Services - 3.8%
Accenture Ltd.-Class A	682,500	25,935,000
Alliance Data Systems Corp. (a)	195,000	12,359,100
SAIC, Inc. (a)	678,800	13,732,124

		52,026,224

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	340,300	8,966,905
Applied Materials, Inc.	664,000	10,046,320
Integrated Device Technology, Inc. (a)	292,000	2,271,760
Intersil Corp.-Class A	236,600	3,922,828
KLA-Tencor Corp.	159,200	5,038,680

		30,246,493

Software - 2.7%
Cadence Design Systems, Inc. (a)	1,500,000	10,140,000
Symantec Corp. (a)	1,356,100	26,552,438

		36,692,438

		147,840,885

Health Care - 10.2%
Health Care Providers & Services - 0.9%
Aetna, Inc.	340,200	12,284,622

Pharmaceuticals - 9.3%
Eli Lilly & Co.	600,000	26,418,000
Merck & Co., Inc.	850,000	26,826,000
Novartis AG (ADR)	215,000	11,360,600
Schering-Plough Corp.	1,483,600	27,402,092
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	113,500	5,197,165
Wyeth	850,000	31,399,000

		128,602,857

		140,887,479

Consumer Staples - 5.8%
Food & Staples Retailing - 1.7%
Safeway, Inc.	1,000,000	23,720,000

Tobacco - 4.1%
Altria Group, Inc.	640,900	12,715,456
Lorillard, Inc.	314,800	22,398,020
Philip Morris International, Inc.	430,900	20,726,290

		55,839,766

		79,559,766

Telecommunication Services - 4.8%
Diversified Telecommunication Services - 3.5%
CenturyTel, Inc.	431,200	15,803,480
Qwest Communications International, Inc.	6,750,000	21,802,500
Verizon Communications, Inc.	315,000	10,108,350

		47,714,330

Wireless Telecommunication Services - 1.3%
Sprint Nextel Corp.	2,974,000	18,141,400

		65,855,730

Materials - 2.1%
Chemicals - 0.6%
Eastman Chemical Co.	165,000	9,084,900

Metals & Mining - 1.5%
AK Steel Holding Corp.	633,930	16,431,466
Freeport-McMoRan Copper & Gold, Inc.-Class B	65,200	3,706,620

		20,138,086

		29,222,986

Total Common Stocks (cost $1,509,012,482)		1,368,244,389

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.0%
Time Deposit - 1.0%
The Bank of New York Mellon
1.00%, 10/01/08 (cost $13,549,000)	$13,549	13,549,000

Total Investments - 100.5% (cost $1,522,561,482)		1,381,793,389
Other assets less liabilities - (0.5)%		(7,099,540)

Net Assets - 100.0%		$1,374,693,849

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

VARP GROWTH & INCOME

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,368,244,389	$-0-
Level 2	13,549,000	-0-
Level 3	-0-	-0-

Total	$1,381,793,389	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 9/30/08	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/2008 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 26.4%
Industrial - 13.6%
Basic - 2.7%
Alcoa, Inc.
6.50%, 6/01/11 (a)	$80	$81,677
6.75%, 7/15/18 (a)	410	393,538
ArcelorMittal
6.125%, 6/01/18 (a)(b)	555	491,792
6.50%, 4/15/14 (a)	165	167,574
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16 (a)	407	425,442
Dow Chemical Co.
5.75%, 12/15/08 (a)	220	220,205
5.97%, 1/15/09 (a)	200	200,438
7.375%, 11/01/29 (a)	20	19,386
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15 (a)	235	230,887
ICI Wilmington, Inc.
4.375%, 12/01/08 (a)	225	224,595
International Paper Co.
5.30%, 4/01/15 (a)	190	166,108
7.40%, 6/15/14 (a)	520	520,798
7.95%, 6/15/18 (a)	310	304,609
Lubrizol Corp.
4.625%, 10/01/09 (a)	120	119,429
Packaging Corp. of America
5.75%, 8/01/13 (a)	155	153,893
PPG Industries, Inc.
5.75%, 3/15/13 (a)	455	450,946
Southern Copper Corp.
7.50%, 7/27/35 (a)	295	272,744
United States Steel Corp.
5.65%, 6/01/13 (a)	495	442,788
Weyerhaeuser Co.
5.95%, 11/01/08 (a)	175	174,992

		5,061,841

Capital Goods - 1.3%
Brookfield Asset Management, Inc.
8.125%, 12/15/08 (a)	215	215,991
Caterpillar Financial Services
4.50%, 6/15/09 (a)	115	114,333

Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)(b)	185	169,419
Illinois Tool Works, Inc.
5.75%, 3/01/09 (a)	87	87,537
John Deere Capital Corp.
4.875%, 3/16/09 (a)	225	225,059
6.00%, 2/15/09 (a)	220	220,937
Masco Corp.
6.125%, 10/03/16 (a)	635	551,739
Mohawk Industries, Inc.
6.125%, 1/15/16 (a)	550	495,465
Textron Financial Corp.
5.125%, 11/01/10 (a)	100	100,712
Tyco International Group SA
6.00%, 11/15/13 (a)	155	151,883
Waste Management, Inc.
6.875%, 5/15/09 (a)	205	205,585

		2,538,660

Communications - Media - 1.3%
British Sky Broadcasting Group PLC
6.875%, 2/23/09 (a)	100	99,977
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(b)	170	162,396
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (a)	280	307,835
Comcast Cable Communications, Inc.
6.875%, 6/15/09 (a)	250	252,466
Comcast Corp.
5.30%, 1/15/14 (a)	325	297,885
News America Holdings, Inc.
6.55%, 3/15/33 (a)	210	188,214
9.25%, 2/01/13 (a)	160	170,915
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	65	57,620
5.50%, 5/15/15 (a)	185	158,947
TCI Communications, Inc.
7.875%, 2/15/26 (a)	210	202,206
Time Warner Entertainment Co.
8.375%, 3/15/23 (a)	550	544,838
WPP Finance Corp.
5.875%, 6/15/14 (a)	120	117,467

		2,560,766

Communications - Telecommunications - 2.7%
AT&T Corp.
8.00%, 11/15/31 (a)	20	20,255
British Telecommunications PLC
8.625%, 12/15/10 (a)	310	324,000
Embarq Corp.
6.738%, 6/01/13 (a)	420	370,196
7.082%, 6/01/16 (a)	855	692,926
New Cingular Wireless Services, Inc.
8.75%, 3/01/31 (a)	250	276,415

Pacific Bell Telephone Co.
6.625%, 10/15/34 (a)	535	465,666
Qwest Corp.
7.50%, 10/01/14 (a)	400	346,000
8.875%, 3/15/12 (a)	520	509,600
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10 (a)	500	488,610
6.375%, 11/15/33 (a)	40	29,152
Telefonos de Mexico SAB de CV
4.50%, 11/19/08 (a)	203	202,514
US Cellular Corp.
6.70%, 12/15/33 (a)	575	430,497
Verizon Communications, Inc.
4.90%, 9/15/15 (a)	240	214,759
5.25%, 4/15/13 (a)	290	279,514
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12 (a)	179	175,683
Vodafone Group PLC
5.50%, 6/15/11 (a)	200	198,128

		5,023,915

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
4.875%, 6/15/10 (a)	110	109,505
Toyota Motor Credit Corp.
5.50%, 12/15/08 (a)	220	220,000

		329,505

Consumer Cyclical - Other - 1.0%
Marriott International, Inc.
Series J
5.625%, 2/15/13 (a)	502	473,499
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13 (a)	550	518,391
7.375%, 11/15/15 (a)	379	357,968
7.875%, 5/01/12 (a)	362	359,079
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	40	33,829
6.875%, 11/15/12 (a)	95	90,253

		1,833,019

Consumer Cyclical - Retailers - 0.1%
Limited Brands, Inc.
6.90%, 7/15/17 (a)	45	37,936
Wal-Mart Stores, Inc.
4.25%, 4/15/13 (a)	225	220,838

		258,774

Consumer Non-Cyclical - 2.3%
Abbott Laboratories
3.50%, 2/17/09 (a)	109	108,763
5.375%, 5/15/09 (a)	215	216,708
Bunge Ltd. Finance Corp.
4.375%, 12/15/08 (a)	225	224,663
5.10%, 7/15/15 (a)	206	179,362
5.875%, 5/15/13 (a)	350	342,188

Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)		350	335,783
ConAgra Foods, Inc.
7.875%, 9/15/10 (a)		102	107,641
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)		230	221,992
6.75%, 8/15/14 (a)		171	167,375
Fortune Brands, Inc.
4.875%, 12/01/13 (a)		374	351,733
5.125%, 1/15/11 (a)		115	115,546
Kraft Foods, Inc.
4.125%, 11/12/09 (a)		415	411,929
5.25%, 10/01/13 (a)		220	211,502
The Kroger Co.
6.80%, 12/15/18 (a)		229	220,989
Pfizer, Inc.
Series INTL
1.80%, 2/22/16 (a)	JPY	20,000	185,784
Reynolds American, Inc.
7.25%, 6/01/13 (a)		$105	107,898
7.625%, 6/01/16 (a)		395	392,175
Safeway, Inc.
4.125%, 11/01/08 (a)		108	107,816
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17 (a)		84	79,380
Wyeth
5.50%, 2/01/14 (a)		251	248,809

			4,338,036

Energy - 1.0%
Amerada Hess Corp.
7.875%, 10/01/29 (a)		165	161,281
Canadian Natural Resources Ltd.
5.15%, 2/01/13 (a)		60	55,877
Conoco, Inc.
6.95%, 4/15/29 (a)		155	155,838
ConocoPhillips
6.375%, 3/30/09 (a)		95	95,712
Gaz Capital SA
6.212%, 11/22/16 (a)(b)		460	342,475
6.51%, 3/07/22 (a)(b)		200	144,000
Statoilhydro Asa
6.36%, 1/15/09 (a)		66	66,439
Valero Energy Corp.
6.875%, 4/15/12 (a)		515	528,825
Vastar Resources, Inc.
6.50%, 4/01/09 (a)		215	216,942
Weatherford International Ltd.
5.15%, 3/15/13 (a)		195	187,795
6.00%, 3/15/18 (a)		35	31,423

			1,986,607

Other Industrial - 0.1%
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)(b)		124	120,523

Technology - 0.8%
Computer Sciences Corp.
5.50%, 3/15/13 (a)(b)		280	271,624
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (a)		566	577,086
International Business Machines Corp.
4.375%, 6/01/09 (a)		90	90,378
5.375%, 2/01/09 (a)		98	98,379
Motorola, Inc.
6.50%, 9/01/25 (a)		125	95,895
7.50%, 5/15/25 (a)		25	21,323
7.625%, 11/15/10 (a)		22	22,227
Oracle Corp.
4.95%, 4/15/13 (a)		239	238,228
Xerox Corp.
7.625%, 6/15/13 (a)		40	40,494
9.75%, 1/15/09 (a)		146	148,431

			1,604,065

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18 (a)		120	113,160
Norfolk Southern Corp.
6.20%, 4/15/09 (a)		110	110,606

			223,766

			25,879,477

Financial Institutions - 9.9%
Banking - 4.0%
ANZ National International Ltd.
6.20%, 7/19/13 (a)(b)		240	230,453
Bank of America Corp.
3.375%, 2/17/09 (a)		20	19,605
5.875%, 2/15/09 (a)		220	217,645
BankAmerica Capital II
Series 2
8.00%, 12/15/26 (a)		98	83,829
Barclays Bank PLC
5.75%, 9/14/26 (a)	GBP	75	103,943
8.55%, 6/15/11 (a)(b)(c)		$365	335,117
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)		394	338,344
5.70%, 11/15/14 (a)		450	420,700
7.625%, 12/07/09 (a)		215	217,121
Citicorp, Inc.
Series MTNF
6.375%, 11/15/08 (a)		43	43,048

Citigroup, Inc.
3.625%, 2/09/09 (a)		230	225,168
4.625%, 8/03/10 (a)		107	97,700
5.50%, 4/11/13 (a)		350	305,501
6.20%, 3/15/09 (a)		180	176,371
Compass Bank
5.50%, 4/01/20 (a)		250	197,207
Credit Suisse USA, Inc.
3.875%, 1/15/09 (a)		195	193,143
Deutsche Bank Financial, Inc.
7.50%, 4/25/09 (a)		215	215,791
Huntington National Bank
4.375%, 1/15/10 (a)		250	235,988
JP Morgan Chase & Co.
6.00%, 1/15/09 (a)		150	149,319
6.75%, 2/01/11 (a)		285	285,954
Marshall & Ilsley Bank
5.00%, 1/17/17 (a)		175	116,979
Marshall & Ilsley Corp.
4.375%, 8/01/09 (a)		175	168,448
5.626%, 8/17/09 (a)		105	102,028
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (a)(c)		105	79,465
National City Bank of Ohio
6.25%, 3/15/11 (a)		250	145,014
National Westminster Bank
6.50%, 9/07/21 (a)	GBP	50	78,511
RBS Capital Trust III
5.512%, 9/30/14 (a)(c)		$335	270,694
Regions Financial Corp.
6.375%, 5/15/12 (a)		215	186,487
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)(c)		135	100,223
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (a)(c)		115	94,513
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)(c)		100	77,064
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(c)		180	173,979
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)		240	251,642
Union Bank of California
5.95%, 5/11/16 (a)		660	596,917
Union Planters Corp.
7.75%, 3/01/11 (a)		143	133,417
US Bancorp
5.30%, 4/28/09 (a)		220	219,808
Wachovia Corp.
3.625%, 2/17/09 (a)		225	213,633
5.50%, 5/01/13 (a)		505	417,798
Zions Banc Corp.
5.50%, 11/16/15 (a)		105	59,913

			7,578,480

Brokerage - 1.0%
The Goldman Sachs Group, Inc.
3.875%, 1/15/09 (a)	230	225,890
4.75%, 7/15/13 (a)	315	271,598
7.35%, 10/01/09 (a)	95	92,111
Merrill Lynch & Co., Inc.
6.00%, 2/17/09 (a)	175	169,863
6.05%, 5/16/16 (a)	535	436,528
Series MTNC
4.125%, 1/15/09 (a)	66	64,876
Morgan Stanley
5.625%, 1/09/12 (a)	480	334,665
6.60%, 4/01/12 (a)	320	232,442

		1,827,973

Finance - 3.1%
American Express Centurion
4.375%, 7/30/09 (a)	250	241,466
American Express Co.
4.75%, 6/17/09 (a)	98	95,374
American General Finance Corp.
4.625%, 5/15/09 (a)	225	159,884
Capital One Bank
4.25%, 12/01/08 (a)	225	223,082
5.00%, 6/15/09 (a)	100	95,529
6.50%, 6/13/13 (a)	140	119,234
Capital One Financial Corp.
4.80%, 2/21/12 (a)	470	379,298
5.50%, 6/01/15 (a)	42	34,509
6.75%, 9/15/17 (a)	45	39,613
CIT Group, Inc.
5.00%, 2/01/15 (a)	240	118,631
5.85%, 9/15/16 (a)	360	174,599
7.625%, 11/30/12 (a)	435	275,949
Series MTN
5.125%, 9/30/14 (a)	195	96,166
Countrywide Financial Corp.
Series MTN
5.80%, 6/07/12 (a)	229	193,450
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	4	3,441
General Electric Capital Corp.
4.375%, 11/21/11 (a)	155	146,871
4.80%, 5/01/13 (a)	435	396,764
6.75%, 3/15/32 (a)	620	517,505
Household Finance Corp.
4.125%, 12/15/08 (a)	45	44,520
HSBC Finance Corp.
7.00%, 5/15/12 (a)	280	272,105

International Lease Finance Corp.
3.50%, 4/01/09 (a)		350	314,718
5.65%, 6/01/14 (a)		65	38,300
6.375%, 3/15/09 (a)		220	202,885
iStar Financial, Inc.
5.15%, 3/01/12 (a)		320	160,000
SLM Corp.
Series A
5.45%, 4/25/11 (a)		235	164,500
Series MTN
5.125%, 8/27/12 (a)		145	94,250
Series MTNA
4.50%, 7/26/10 (a)		90	68,400
5.375%, 1/15/13 - 5/15/14 (a)		1,220	777,050
5.40%, 10/25/11 (a)		405	283,500
VTB Capital SA
6.609%, 10/31/12 (a)(b)		135	108,000

			5,839,593

Insurance - 1.4%
The Allstate Corp.
6.125%, 5/15/37 (a)(c)		530	388,987
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09 (a)		97	96,029
Genworth Financial, Inc.
1.60%, 6/20/11 (a)	JPY	15,000	130,816
4.75%, 6/15/09 (a)		$83	68,807
5.231%, 5/16/09 (a)		225	191,106
6.515%, 5/22/18 (a)		520	427,032
Humana, Inc.
6.30%, 8/01/18 (a)		215	190,017
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)		145	129,526
Prudential Financial, Inc.
Series MTND
5.15%, 1/15/13 (a)		325	307,367
UnitedHealth Group, Inc.
4.125%, 8/15/09 (a)		82	81,251
5.25%, 3/15/11 (a)		95	94,448
WellPoint, Inc.
4.25%, 12/15/09 (a)		72	70,582
XL Capital Ltd.
5.25%, 9/15/14 (a)		300	259,491
6.25%, 5/15/27 (a)		200	147,158

			2,582,617

Other Finance - 0.0%
Aiful Corp.
6.00%, 12/12/11 (a)(b)		125	97,279

REITS - 0.4%
HCP, Inc.
5.95%, 9/15/11 (a)		225	212,338

Simon Property Group LP
5.00%, 3/01/12 (a)	220	209,111
5.625%, 8/15/14 (a)	420	386,636

		808,085

		18,734,027

Utility - 2.6%
Electric - 1.7%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)	480	494,395
Exelon Corp.
6.75%, 5/01/11 (a)	95	95,714
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)	405	406,932
Series C
7.375%, 11/15/31 (a)	420	390,492
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)	240	237,893
Nisource Finance Corp.
6.80%, 1/15/19 (a)	550	499,588
7.875%, 11/15/10 (a)	110	113,136
Pacific Gas & Electric Co.
4.80%, 3/01/14 (a)	215	202,506
6.05%, 3/01/34 (a)	125	110,335
Progress Energy, Inc.
7.10%, 3/01/11 (a)	73	75,009
Public Service Company of Colorado
Series 10
7.875%, 10/01/12 (a)	210	228,640
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)(b)	235	232,189
Wisconsin Energy Corp.
6.25%, 5/15/67 (a)(c)	204	153,922

		3,240,751

Natural Gas - 0.7%
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)	70	71,680
Energy Transfer Partners LP
6.70%, 7/01/18 (a)	440	417,063
7.50%, 7/01/38 (a)	505	476,406
Enterprise Products Operating LP
Series B
5.60%, 10/15/14 (a)	95	89,518
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (a)(c)	235	185,904
Williams Cos, Inc.
7.875%, 9/01/21 (a)	105	105,000

		1,345,571

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18 (a)	350	335,615

		4,921,937

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Gaz Capital SA
6.51%, 3/07/22 (a)(b)		657	468,967

Total Corporates - Investment Grades (cost $54,665,839)			50,004,408

GOVERNMENTS - TREASURIES - 24.3%
Treasuries - 24.3%
Government of Japan Ten Year Bond
Series 252
1.00%, 6/20/13 (a)	JPY	55,750	523,776
Series 268
1.50%, 3/20/15 (a)		169,700	1,630,159
Series 288
1.70%, 9/20/17 (a)		157,000	1,519,650
Kingdom of the Netherlands
3.75%, 7/15/14 (a)	EUR	1,400	1,937,114
Netherlands Government Bond
4.00%, 7/15/16 (a)		1,506	2,085,901
U.S. Treasury Bonds
4.75%, 8/15/17 (a)		$2,470	2,647,724
6.25%, 5/15/30 (a)		4,850	6,091,299
U.S. Treasury Notes
2.125%, 1/31/10 (a)		4,450	4,462,166
3.625%, 12/31/12 (a)		9,640	9,974,392
4.125%, 8/15/10 (a)		4,923	5,124,149
4.625%, 11/15/16 (a)		2,683	2,859,912
U.S. Treasury Strips
Zero Coupon, 2/15/16 (a)		2,400	1,827,360
Zero Coupon, 11/15/21 (a)		9,640	5,288,552

Total Governments - Treasuries (cost $44,593,698)			45,972,154

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.3%
Non-Agency Fixed Rate CMBS - 13.3%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35 (a)		316	312,394
Series 2004-4, Class A3
4.128%, 7/10/42 (a)		410	403,390
Series 2004-6, Class A2
4.161%, 12/10/42 (a)		519	509,261
Series 2005-6, Class A4
5.352%, 9/10/47 (a)		470	426,579
Series 2006-5, Class A4
5.414%, 9/10/47 (a)		455	399,847

Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41 (a)	505	461,507
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)	530	479,883
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/49 (a)	1,090	1,013,329
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
6.01%, 12/10/49 (a)	1,085	933,549
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)	43	41,802
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.021%, 6/15/38 (a)	1,095	995,320
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)	225	195,031
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45 (a)	455	445,369
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)	450	406,550
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)	530	519,469
Series 2007-GG9, Class A2
5.381%, 3/10/39 (a)	1,090	1,016,636
Series 2007-GG9, Class A4
5.444%, 3/10/39 (a)	1,115	942,299
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (a)	300	280,769
Series 2006-GG8, Class A2
5.479%, 11/10/39 (a)	1,070	1,026,082
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38 (a)	95	90,364
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)	550	496,597
Series 2005-LDP3, Class A2
4.851%, 8/15/42 (a)	405	395,320
Series 2005-LDP4, Class A2
4.79%, 10/15/42 (a)	434	424,047
Series 2005-LDP5, Class A2
5.198%, 12/15/44 (a)	360	351,481
Series 2006-CB14, Class A4
5.481%, 12/12/44 (a)	545	481,883

Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)	1,035	929,118
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)	420	364,805
Series 2007-C1, Class A4
5.716%, 2/15/51 (a)	1,115	931,691
Series 2007-CB19, Class A4
5.937%, 2/12/49 (a)	1,110	945,871
Series 2007-LD11, Class A4
6.007%, 6/15/49 (a)	1,105	945,483
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32 (a)	430	388,758
Series 2004-C4, Class A4
5.294%, 6/15/29 (a)	830	783,869
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)	420	412,620
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)	365	327,800
Series 2005-C7, Class A4
5.197%, 11/15/30 (a)	340	309,823
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)	475	415,777
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49 (a)	1,105	935,685
Morgan Stanley Capital
Series 2005-T17, Class A5
4.78%, 12/13/41 (a)	655	590,585
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45 (a)	1,080	992,034
Series 2007-C31, Class A4
5.509%, 4/15/47 (a)	1,100	915,106
Series 2007-C32, Class A2
5.924%, 6/15/49 (a)	1,060	992,620
Series 2007-C32, Class A3
5.929%, 6/15/49 (a)	1,105	937,164

Total Commercial Mortgage-Backed Securities (cost $27,602,731)		25,167,567

MORTGAGE PASS-THRU’S - 11.7%
Agency Fixed Rate 30-Year - 11.3%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 10/01/35 (a)	1,231	1,165,965
Series 2007
5.50%, 7/01/35 (a)	314	313,248
7.00%, 2/01/37 (a)	844	883,113

Federal National Mortgage Association
Series 2002
7.00%, 3/01/32 (a)	36	38,232
Series 2003
5.00%, 11/01/33 (a)	316	308,646
5.50%, 4/01/33 - 7/01/33 (a)	1,297	1,297,193
Series 2004
5.50%, 4/01/34 - 11/01/34 (a)	1,070	1,069,810
6.00%, 9/01/34 (a)	608	617,949
Series 2005
4.50%, 8/01/35 (a)	955	905,018
5.50%, 2/01/35 (a)	1,283	1,283,675
Series 2006
5.00%, 2/01/36 (a)	2,230	2,176,643
6.50%, 9/01/36 (a)	1,263	1,296,885
Series 2007
4.50%, 9/01/35 - 8/01/37 (a)	1,127	1,066,194
5.00%, 7/01/36 (a)	347	338,597
5.50%, 11/01/36 (a)	1,122	1,120,287
6.50%, 9/01/37 (a)	848	870,534
Series 2008
5.50%, 3/01/37 (a)	2,643	2,639,058
Government National Mortgage Association
Series 1994
9.00%, 9/15/24 (a)	6	6,318
Series 2006
6.00%, 7/15/36 (a)	3,877	3,941,502

		21,338,867

Agency ARMS - 0.4%
Federal Home Loan Mortgage Corp.
Series 2007
6.086%, 1/01/37 (a)(d)	231	234,252
Federal National Mortgage Association
Series 2006
5.85%, 11/01/36 (a)(d)	642	652,578

		886,830

Total Mortgage Pass-Thru’s (cost $22,026,168)		22,225,697

AGENCIES - 5.4%
Agency Debentures - 5.4%
Federal Home Loan Mortgage Corp.
4.75%, 1/19/16 (a)	1,810	1,836,163
5.50%, 8/23/17 (a)	565	597,785
Federal National Mortgage Association
6.25%, 5/15/29 (a)	325	372,602
6.625%, 11/15/30 (a)	135	162,921
Series 2001
5.375%, 11/15/11 (a)	5,000	5,283,995
Series 2004
4.125%, 4/15/14 (a)	2,000	1,998,642

Total Agencies (cost $9,796,519)		10,252,108

CORPORATES - NON-INVESTMENT GRADES - 5.3%
Industrial - 4.2%
Basic - 0.4%
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(b)	228	173,280
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)	179	96,660
Novelis, Inc.
7.25%, 2/15/15 (a)	170	147,900
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)	190	183,350
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)(b)	200	164,000
Westvaco Corp.
8.20%, 1/15/30 (a)	50	46,930

		812,120

Capital Goods - 0.8%
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)	174	168,780
Bombardier, Inc.
6.30%, 5/01/14 (a)(b)	270	251,100
8.00%, 11/15/14 (a)(b)	225	222,750
Case Corp.
7.25%, 1/15/16 (a)	170	153,850
Case New Holland, Inc.
7.125%, 3/01/14 (a)	175	159,250
Crown Americas
7.625%, 11/15/13 (a)	155	152,675
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	205	194,750
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (e)(f)(g)	36	4,566
United Rentals North America, Inc.
7.75%, 11/15/13 (a)	220	167,750

		1,475,471

Communications - Media - 0.6%
CCH I Holdings LLC
11.75%, 5/15/14 (a)(h)	420	161,700
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	238	73,780
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	216	190,080
Echostar DBS Corp.
6.625%, 10/01/14 (a)	255	204,638
Idearc, Inc.
8.00%, 11/15/16 (a)	330	89,925
Quebecor Media, Inc.
7.75%, 3/15/16 (a)	230	201,250

RH Donnelley Corp.
8.875%, 10/15/17 (a)	545	185,300
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)	70	47,600

		1,154,273

Communications - Telecommunications - 0.8%
Alltel Corp.
7.875%, 7/01/32 (a)	170	168,725
Digicel Ltd.
9.25%, 9/01/12 (a)(b)	161	159,390
Frontier Communications Corp.
6.25%, 1/15/13 (a)	210	196,613
Inmarsat Finance PLC
10.375%, 11/15/12 (a)(i)	155	152,675
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)	231	203,280
Nextel Communications, Inc.
Series D
7.375%, 8/01/15 (a)	140	92,400
Sprint Capital Corp.
6.875%, 11/15/28 (a)	235	157,450
8.375%, 3/15/12 (a)	365	328,500
8.75%, 3/15/32 (a)	75	58,500

		1,517,533

Consumer Cyclical - Automotive - 0.5%
Affinia Group, Inc.
9.00%, 11/30/14 (a)	85	62,900
Ford Motor Co.
7.45%, 7/16/31 (a)	364	156,520
Ford Motor Credit Co.
5.538%, 1/13/12 (a)(d)	240	153,538
7.00%, 10/01/13 (a)	204	125,370
General Motors Corp.
8.25%, 7/15/23 (a)	350	137,375
8.375%, 7/15/33 (a)	320	128,000
Lear Corp.
Series B
8.75%, 12/01/16 (a)	195	135,525
Visteon Corp.
7.00%, 3/10/14 (a)	165	66,825

		966,053

Consumer Cyclical - Other - 0.6%
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	77	40,040
Greektown Holdings LLC
10.75%, 12/01/13 (b)(g)	90	62,100
Harrah’s Operating Co., Inc.
6.50%, 6/01/16 (a)	237	65,175
10.75%, 2/01/16 (a)(b)	160	81,600
Host Hotels & Resorts LP
Series Q
6.75%, 6/01/16 (a)	250	204,375

MGM Mirage
6.625%, 7/15/15 (a)	302	209,890
8.375%, 2/01/11 (a)	280	228,900
Universal City Florida Holding Co.
8.375%, 5/01/10 (a)	60	57,900
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (a)	260	221,650

		1,171,630

Consumer Cyclical - Retailers - 0.1%
Rite Aid Corp.
6.875%, 8/15/13 (a)	135	60,750

Consumer Non-Cyclical - 0.1%
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)	225	203,625

Energy - 0.1%
TNK-BP Finance SA
7.50%, 7/18/16 (a)(b)	100	70,000

Services - 0.0%
Travelport LLC
9.875%, 9/01/14 (a)	35	28,525

Technology - 0.3%
Amkor Technology, Inc.
9.25%, 6/01/16 (a)	180	151,200
Avago Technologies Finance
10.125%, 12/01/13 (a)	110	111,100
CA, Inc.
4.75%, 12/01/09 (a)	110	108,034
Flextronics International Ltd.
6.50%, 5/15/13 (a)	175	155,312

		525,646

Transportation - Airlines - 0.0%
Continental Airlines, Inc.
Series RJO3
7.875%, 7/02/18 (a)	39	25,392

		7,941,018

Utility - 1.0%
Electric - 0.9%
The AES Corp.
7.75%, 3/01/14 (a)	250	232,500
Dynegy Holdings, Inc.
8.375%, 5/01/16 (a)	205	178,350
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16 (a)	195	176,962
Edison Mission Energy
7.00%, 5/15/17 (a)	255	229,500
7.50%, 6/15/13 (a)	150	144,000
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	175	135,625
NRG Energy, Inc.
7.375%, 2/01/16 - 1/15/17 (a)	440	398,500
Reliant Energy, Inc.
7.875%, 6/15/17 (a)	155	114,700

		1,610,137

Natural Gas - 0.1%
Enterprise Products Operating LP
8.375%, 8/01/66 (a)(c)		305	282,726

			1,892,863

Financial Institutions - 0.1%
Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/19 (g)		75	9,375
Series MTNI
6.20%, 9/26/14 (g)		43	5,375

			14,750

Insurance - 0.1%
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)		95	82,650
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)		80	48,319

			130,969

			145,719

Total Corporates - Non-Investment Grades (cost $13,730,055)			10,049,600

GOVERNMENTS - SOVEREIGN BONDS - 3.4%
Republic of Brazil
6.00%, 1/17/17 (a)		611	592,670
7.125%, 1/20/37 (a)		823	845,632
8.75%, 2/04/25 (a)		126	148,050
8.875%, 10/14/19 - 4/15/24 (a)		946	1,115,125
11.00%, 8/17/40 (a)		141	176,955
Malaysia
7.50%, 7/15/11 (a)		303	324,585
8.75%, 6/01/09 (a)		180	185,227
United Mexican States
11.375%, 9/15/16 (a)		272	364,480
Series A
8.00%, 9/24/22 (a)		1,158	1,343,280
Russian Federation
7.50%, 3/31/30 (a)(b)(h)		696	712,325
11.00%, 7/24/18 (a)(b)		240	326,400
Series VII
3.00%, 5/14/11 (a)		160	154,400
Republic of South Africa
7.375%, 4/25/12 (a)		142	145,550

Total Governments - Sovereign Bonds (cost $6,318,451)			6,434,679

GOVERNMENTS - SOVEREIGN AGENCIES - 2.4%
Canada Housing Trust No 1
4.55%, 12/15/12 (a)(b)	CAD	2,400	2,327,950
Landwirtschaftliche Rentenbank
1.375%, 4/25/13 (a)	JPY	229,000	2,151,420
5.125%, 2/01/17 (a)		$70	73,527

Total Governments - Sovereign Agencies (cost $4,545,671)			4,552,897

INFLATION-LINKED SECURITIES - 2.2%
Government of Canada
3.00%, 12/01/36 (a)	CAD	69	76,168
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS) (a)		$1,939	1,961,134
3.00%, 7/15/12 (TIPS) (a)		2,024	2,107,059

Total Inflation-Linked Securities (cost $4,204,584)			4,144,361

QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Petronas Capital Ltd.
7.00%, 5/22/12 (a)(b)		426	463,066
Pemex Project Funding Master Trust
5.75%, 3/01/18 (a)(b)		90	85,167
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(b)		377	263,448
7.75%, 5/29/18 (a)(b)		1,610	1,222,312

Total Quasi-Sovereigns (cost $2,518,241)			2,033,993

CMOs - 1.1%
Non-Agency ARMS - 0.7%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.131%, 5/25/36 (a)(c)		157	94,662
Series 2007-1, Class 21A1
5.718%, 1/25/47 (a)(c)		240	148,527
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.118%, 5/25/35 (a)(c)		441	372,696
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (a)(d)		501	388,798
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.191%, 5/25/36 (a)(c)		220	125,882
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.238%, 8/25/35 (a)(c)		281	226,836

			1,357,401

Non-Agency Floating Rate - 0.3%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
3.855%, 12/25/35 (a)(d)		146	88,814
Series 2007-OA3, Class M1
3.517%, 4/25/47 (d)(j)		145	6,706
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.068%, 7/25/36 (a)(c)		440	269,690

Washington Mutual Mortgage Pass Through
Series 2007-OA1, Class A1A
3.555%, 2/25/47 (a)(d)	352	185,264
Series 2007-OA3, Class B1
3.657%, 4/25/47 (d)(j)	449	37,979

		588,453

Agency Floating Rate - 0.1%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
2.833%, 5/28/35 (a)(d)	50	44,261

Total CMOs (cost $3,415,736)		1,990,115

ASSET-BACKED SECURITIES - 0.9%
Home Equity Loans - Floating Rate - 0.7%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
3.597%, 12/25/32 (a)(d)	135	122,021
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (a)(h)	252	220,116
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
3.377%, 12/25/35 (a)(d)	109	104,609
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
3.448%, 1/20/35 (a)(d)	146	117,677
Home Equity Asset Trust
Series 2007-2, Class M1
3.637%, 7/25/37 (a)(d)	475	66,714
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
3.317%, 11/25/36 (a)(d)	490	447,125
Option One Mortgage Loan Trust
Series 2007-2, Class M1
3.567%, 3/25/37 (a)(d)	160	21,696
RAAC Series
Series 2006-SP3, Class A1
3.287%, 8/25/36 (a)(d)	54	51,416
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
3.377%, 3/25/35 (a)(d)	37	32,367
Series 2005-RZ1, Class A2
3.407%, 4/25/35 (a)(d)	79	66,162

		1,249,903

Home Equity Loans - Fixed Rate - 0.2%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)	114	81,588

Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (a)	459	210,268
Credit-Based Asset Servicing & Securitization LLC.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (a)	47	44,636
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (a)	48	45,819
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)	46	45,737

		428,048

Other ABS - Fixed Rate - 0.0%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)(b)	100	85,696

Total Asset-Backed Securities (cost $2,745,850)		1,763,647

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Consumer Cyclical - Other - 0.1%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)	140	135,800

Utility - 0.0%
Other Utility - 0.0%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)(b)	100	83,357

Total Emerging Markets - Corporate Bonds (cost $234,647)		219,157

EMERGING MARKETS - SOVEREIGNS - 0.1%
Sovereign - 0.1%
Republic of Panama
9.375%, 4/01/29 (a) (cost $157,717)	127	157,480

SUPRANATIONALS - 0.1%
European Investment Bank
4.875%, 2/15/36 (a) (cost $109,786)	110	110,110

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
REITS - 0.0%
Sovereign REIT
12.00% (a)(b) (cost $87,658)	93	70,680

PREFERRED STOCKS - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (a)(c)	2,400	3,912
Federal National Mortgage Association
8.25% (a)(c)	2,950	6,431

Total Preferred Stocks (cost $133,750)		10,343

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.8%
Agency Discount Notes - 1.1%
Federal Home Loan Bank Discount Notes Zero Coupon, 10/10/08 (a)	$2,000	1,999,750

Time Deposit - 0.7%
The Bank of New York Mellon
1.00%, 10/01/08	1,390	1,390,000

Total Short-Term Investments (cost $3,389,700)		3,389,750

Total Investments - 99.6% (cost $200,276,801)		188,548,746
Other assets less liabilities - 0.4%		789,895

Net Assets - 100.0%		$189,338,641

INTEREST RATE SWAP TRANSACTIONS

	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
Swap Counterparty			Payments made by the Portfolio		Payments received by the Portfolio
Citibank	$15,525	9/17/10	BMA	*	2.7875%	$(206,044)
Citibank	6,375	9/17/18	BMA	*	4.1525%	(144,369)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value		Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
EURO-BOND FUTURE	16	December 2008	$2,570,156		$2,591,922	$(21,766)
JPN 10Y BOND (TSE)	4	December 2008	5,194,656		5,172,865	21,792
US 10YR NOTE FUTURE	102	December 2008	11,862,532		11,691,750	170,782
US 2YR NOTE FUTURE	19	December 2008	4,031,507		4,055,312	(23,805)

						$147,003

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 10/23/08	42	$39,035	$39,082	$47
Canadian Dollar settling 10/23/08	2,722	2,551,215	2,562,081	10,866
Great British Pound settling 10/22/08	1,063	1,875,408	1,892,552	17,144
Japanese Yen settling 10/27/08	30,385	287,422	287,017	(405)
New Zealand Dollar settling 11/10/08	835	557,792	555,832	(1,960)
Norwegian Krone settling 10/20/08	1,406	246,654	239,182	(7,472)
Norwegian Krone settling 10/20/08	28,839	5,391,471	4,904,501	(486,970)
Swedish Krona settling 10/15/08	1,713	254,438	247,531	(6,907)
Swedish Krona settling 10/15/08	37,252	5,673,953	5,383,879	(290,074)
Sale Contracts:
Canadian Dollar settling 10/23/08	3,232	3,034,636	3,041,751	(7,115)
Canadian Dollar settling 10/23/08	2,153	2,056,566	2,025,946	30,620
Euro settling 10/30/08	2,931	4,304,753	4,137,262	167,491
Great British Pound settling 10/22/08	1,191	2,302,805	2,120,914	181,891
Japanese Yen settling 10/27/08	973,173	9,246,299	9,192,530	53,769
New Zealand Dollar settling 11/10/08	843	559,711	561,079	(1,368)
Norwegian Krone settling 10/20/08	1,038	184,859	176,489	8,370
Swedish Krona settling 10/15/08	1,565	238,923	226,242	12,681
Swiss Franc settling 11/13/08	5,661	5,000,332	5,061,601	(61,269)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $185,032,895.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate market value of these securities amounted to $11,037,310 or 5.8% of net assets.

(c)	Variable rate coupon, rate shown as of September 30, 2008.

(d)	Floating Rate Security. Stated interest rate was in effect at September 30, 2008.

(e)	Illiquid security, valued at fair value.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of September 30, 2008, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08	11/09/01-6/06/05	$463,798	$4,566	0.00%

(g)	Security is in default and is non-income producing.

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2008.

(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(j)	Illiquid security.

An amount equivalent to U.S. $277,290 has been segregated to collateralize margin requirements for the open futures contract at September 30, 2008.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2008, the fund’s total exposure to subprime investments was 1.60%. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro Dollar
GBP	-	Great British Pound
JPY	-	Japanese Yen

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBs	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
OJSC	-	Open Joint Stock Company
REITs	-	Real Estate Investment Trusts
TIPS	-	Treasury Inflation Protected Security

ABVPS INTERMEDIATE BOND FUND

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$6,431	$147,003
Level 2	181,411,962	(731,074)
Level 3	7,130,353	0

Total	$188,548,746	$(584,071)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$8,616,044	$0
Accrued discounts /premiums	1,091	0
Realized gain	(114,601)	0	*
Change in unrealized appreciation/depreciation	(2,165,627)	0
Net purchases (sales)	(1,332,773)	0
Net transfers in and/or out of Level 3	(1,655,090)	0
Securities from Fund Acquisitions	3,781,308	0

Balance as of 9/30/08	$7,130,352	$0

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$(2,126,274)	$0

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.4%
Financials - 22.7%
Capital Markets - 7.9%
3i Group PLC	125,645	$1,590,877
Credit Suisse Group AG	16,665	778,288
Gottex Fund Management Holdings Ltd.	39,561	439,879
ICAP PLC	171,027	1,103,120
Julius Baer Holding AG	20,805	1,034,642
Macquarie Group Ltd.	43,272	1,332,407
Man Group PLC	465,716	2,845,919
Partners Group Holding AG	23,852	2,987,311

		12,112,443

Commercial Banks - 12.5%
Banco Santander Central Hispano SA	255,341	3,828,655
Industrial & Commercial Bank of China Ltd.-Class H	5,724,000	3,459,559
Itausa-Investimentos Itau SA	545,985	2,676,988
National Bank of Greece SA	34,283	1,389,300
Powszechna Kasa Oszczednosci Bank Polski SA	101,321	1,857,004
Siam Commercial Bank PCL	831,600	1,682,357
Standard Chartered PLC	100,640	2,476,290
United Overseas Bank Ltd.	149,000	1,781,270

		19,151,423

Diversified Financial Services - 1.2%
Deutsche Boerse AG	8,601	796,568
IG Group Holdings PLC	180,271	1,024,603

		1,821,171

Insurance - 1.1%
Prudential PLC	179,924	1,640,538

		34,725,575

Energy - 13.7%
Energy Equipment & Services - 3.9%
Schlumberger Ltd.	24,600	1,921,014
Tenaris SA (Sponsored) (ADR)	46,200	1,722,798
WorleyParsons Ltd.	94,880	2,346,805

		5,990,617

Oil, Gas & Consumable Fuels - 9.8%
Addax Petroleum Corp.	48,952	1,328,845

BG Group PLC	229,978	4,170,872
Gazprom OAO (Sponsored) (ADR) (a)	80,425	2,489,154
Sasol Ltd.	90,401	3,858,379
StatoilHydro ASA	130,939	3,111,548

		14,958,798

		20,949,415

Consumer Staples - 10.7%
Beverages - 1.5%
Carlsberg A/S-Class B	8,731	665,681
Central European Distribution Corp. (b)	17,600	799,216
Fomento Economico Mexicano SAB de CV Series B (ADR)	22,568	860,744

		2,325,641

Food & Staples Retailing - 2.6%
Seven & I Holdings Co. Ltd.	23,400	672,280
Tesco PLC	476,844	3,316,427

		3,988,707

Food Products - 3.6%
Nestle SA	89,906	3,885,516
Unilever NV	56,864	1,600,654

		5,486,170

Household Products - 0.9%
Reckitt Benckiser PLC	28,590	1,386,176

Tobacco - 2.1%
British American Tobacco PLC	82,908	2,706,708
Japan Tobacco, Inc.	147	554,056

		3,260,764

		16,447,458

Industrials - 10.5%
Aerospace & Defense - 1.8%
BAE Systems PLC	370,448	2,730,903

Commercial Services & Supplies - 0.9%
Capita Group PLC	113,568	1,413,421

Electrical Equipment - 1.6%
ABB Ltd.	76,262	1,477,838
SMA Solar Technology AG (b)	7,710	569,841
Ushio, Inc.	25,400	418,503

		2,466,182

Industrial Conglomerates - 2.7%
Siemens AG	29,255	2,751,639
Smiths Group PLC	79,628	1,443,917

		4,195,556

Machinery - 0.8%
Atlas Copco AB-Class A	107,942	1,226,327

Road & Rail - 0.9%
Central Japan Railway Co.	139	1,310,704

Trading Companies & Distributors - 1.8%
Mitsubishi Corp.	76,300	1,591,629
Mitsui & Co. Ltd.	94,000	1,166,946

		2,758,575

		16,101,668

Materials - 8.6%
Chemicals - 1.4%
Incitec Pivot Ltd.	545,320	2,184,865

Metals & Mining - 7.2%
ArcelorMittal	23,152	1,171,851
BHP Billiton PLC	132,455	3,000,646
Cia Vale do Rio Doce-Class B (ADR)	50,450	892,965
Equinox Minerals Ltd. (b)	396,740	939,427
Evraz Group SA (Sponsored) (GDR) (a)	21,721	821,054
Fortescue Metals Group Ltd. (b)	62,593	238,145
Rio Tinto PLC	62,373	3,914,466

		10,978,554

		13,163,419

Telecommunication Services - 8.0%
Diversified Telecommunication Services - 3.4%
Global Village Telecom Holding SA (b)	39,900	592,346
Iliad SA	12,917	1,076,235
Telefonica SA	101,168	2,405,523
Vimpel-Communications (Sponsored) (ADR)	53,585	1,087,775

		5,161,879

Wireless Telecommunication Services - 4.6%
America Movil SAB de CV Series L (ADR)	30,100	1,395,436
China Unicom Ltd	328,000	493,431
MTN Group Ltd.	75,938	1,071,523
NTT Docomo, Inc.	876	1,402,211
Vodafone Group PLC	1,250,752	2,762,189

		7,124,790

		12,286,669

Health Care - 7.3%
Biotechnology - 0.8%
Basilea Pharmaceutica (b)	4,031	597,091
CSL Ltd./Australia	18,215	551,822

		1,148,913

Health Care Equipment & Supplies - 1.0%
Alcon, Inc.	3,900	629,889
Essilor International SA	18,461	922,039

		1,551,928

Health Care Providers & Services - 0.4%
Fresenius Medical Care AG	12,588	650,391

Pharmaceuticals - 5.1%
AstraZeneca PLC	38,330	1,677,293
Bayer AG	7,797	572,352
GlaxoSmithKline PLC	35,644	772,141

Novartis AG	47,259	2,488,165
Roche Holding AG	7,446	1,165,611
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	26,500	1,213,435

		7,888,997

		11,240,229

Consumer Discretionary - 6.0%
Auto Components - 0.5%
Denso Corp.	31,700	777,533

Automobiles - 1.8%
Honda Motor Co. Ltd.	66,600	2,020,162
Porsche Automobil Holding SE	7,065	783,412

		2,803,574

Hotels, Restaurants & Leisure - 0.7%
OPAP, SA	35,988	1,104,616

Household Durables - 0.3%
Sony Corp.	14,200	437,894

Leisure Equipment & Products - 0.6%
Nikon Corp.	37,000	887,594

Media - 2.1%
Eutelsat Communications	75,697	2,013,558
SES Global SA (FDR)	56,933	1,178,552

		3,192,110

		9,203,321

Information Technology - 5.0%
Electronic Equipment, Instruments & Components - 0.4%
Nidec Corp.	9,800	602,883

IT Services - 1.0%
Cap Gemini SA	33,431	1,579,305

Office Electronics - 0.4%
Konica Minolta Holdings, Inc.	45,500	520,008

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Semiconductor Engineering, Inc.	987,772	503,420
Tokyo Electron Ltd.	12,200	552,066

		1,055,486

Software - 2.5%
Nintendo Co. Ltd.	500	212,087
SAP AG	39,911	2,123,918
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (b)	59,500	1,520,225

		3,856,230

		7,613,912

Utilities - 3.3%
Electric Utilities - 2.4%
CEZ	14,753	916,599
E.ON AG	54,720	2,779,200

		3,695,799

Independent Power Producers & Energy Traders - 0.9%
International Power PLC	222,814	1,441,751

		5,137,550

Consumer Manufacturing - 0.6%
Building & Related - 0.6%
CRH PLC	41,080	877,693

Total Common Stocks (cost $173,564,847)		147,746,909

WARRANTS - 0.7%
Financials - 0.7%
Commercial Banks - 0.7%
Sberbank-CLS, (Merill Lynch), expiring
2/23/10, expiring 2/23/10 (b) (cost $2,761,634)	641	1,098,110

Total Investments - 97.1% (cost $176,326,481)		148,845,019
Other assets less liabilities - 2.9%		4,389,856

Net Assets - 100.0%		$153,234,875

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate market value of these securities amounted to $3,310,208 or 2.2% of net assets.

(b)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

September 30, 2008 (unaudited)

Summary

27.8%	United Kingdom
10.4%	Switzerland
8.8%	Japan
7.4%	Germany
4.5%	Australia
4.2%	Spain
3.8%	France
3.7%	Russia
3.3%	China
3.3%	South Africa
2.8%	Brazil
2.1%	Norway
1.8%	Poland
1.7%	Greece
14.4%	Other

100.0%	Total Investments

*	All data are as of September 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Argentina, Canada, Czech Republic, Denmark, Hong Kong, Ireland, Israel, Luxembourg, Mexico, Netherlands, Singapore, Sweden, Taiwan, Thailand and United States.

VARP INTERNATIONAL GROWTH

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$20,775,688	$-0-
Level 2	126,971,221	-0-
Level 3	1,098,110	-0-

Total	$148,845,019	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$857,664	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	(363,196)	-0-	*
Change in unrealized appreciation/depreciation	(1,440,957)	-0-
Net purchases (sales)	(562,875)	-0-
Net transfers in and/or out of Level 3	2,607,474	-0-

Balance as of 9/30/08	$1,098,110	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$(1,663,524)	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 27.5%
Capital Markets - 4.3%
Credit Suisse Group AG (a)	972,800	$45,431,677
Deutsche Bank AG (a)	738,800	53,646,304

		99,077,981

Commercial Banks - 14.6%
Barclays PLC (a)	7,983,900	47,435,605
BNP Paribas SA (a)	570,620	54,469,816
Credit Agricole SA (a)	2,678,057	51,578,836
Hana Financial Group, Inc. (a)	374,500	8,807,267
HBOS PLC (a)	9,419,450	21,370,536
Kookmin Bank (a)	247,600	11,180,413
Nordea Bank AB (a)	505,400	6,033,941
Royal Bank of Scotland Group PLC (London Virt-X) (a)	15,482,141	49,943,832
Societe Generale-Class A (a)	586,988	52,728,808
Sumitomo Mitsui Financial Group, Inc. (a)	4,552	28,539,515

		332,088,569

Consumer Finance - 1.6%
ORIX Corp. (a)	285,120	35,699,326

Diversified Financial Services - 1.8%
Fortis (Euronext Brussels) (a)	2,209,932	13,652,886
ING Group (a)	1,313,671	28,162,132

		41,815,018

Insurance - 5.2%
Allianz SE (a)	383,300	52,811,621
Aviva PLC (a)	2,515,285	21,878,414
Fondiaria-Sai SpA (ordinary shares) (a)	322,537	7,613,090
Muenchener Rueckversicherungs AG (a)	240,700	36,424,491

		118,727,616

		627,408,510

Materials - 16.3%
Chemicals - 7.0%
BASF SE (a)	1,218,400	58,811,765
DIC Corp. (a)	2,734,000	5,177,976
Koninklijke Dsm NV (a)	543,300	25,697,835
Mitsubishi Chemical Holdings Corp. (a)	5,846,500	30,903,118
Mitsui Chemicals, Inc. (a)	2,089,000	9,209,487
Nova Chemicals Corp. (a)	259,400	5,701,072
Solvay SA-Class A (a)	195,200	23,960,676

		159,461,929

Containers & Packaging - 0.3%
Amcor Ltd. (a)	1,330,200	5,849,459

Metals & Mining - 7.5%
Antofagasta PLC (a)	864,300	6,278,399
ArcelorMittal (a)	546,424	27,423,895
BHP Billiton Ltd. (a)	975,500	25,236,835
Cia Vale do Rio Doce-Class B (ADR) (a)	1,028,300	18,200,910
Inmet Mining Corp. (a)	177,900	8,284,448
JFE Holdings, Inc. (a)	800,900	24,840,850
Kazakhmys PLC (a)	785,100	8,245,000
MMC Norilsk Nickel (ADR) (a)	658,000	8,685,600
Norsk Hydro ASA (a)	1,236,100	8,362,489
Sumitomo Metal Mining Co. Ltd. (a)	1,527,000	15,303,184
Xstrata PLC (a)	448,760	13,985,358
Yamato Kogyo Co. Ltd. (a)	172,700	6,034,458

		170,881,426

Paper & Forest Products - 1.5%
Stora Enso Oyj-Class R (a)	1,675,300	16,369,487
Svenska Cellulosa AB-Class B (a)	1,787,500	18,935,656

		35,305,143

		371,497,957

Energy - 15.7%
Oil, Gas & Consumable Fuels - 15.7%
BP PLC (a)	2,402,400	20,007,792
China Petroleum & Chemical Corp.-Class H (a)	50,538,000	39,886,219
ENI SpA (a)	1,753,500	46,478,261
LUKOIL (Sponsored) (ADR) (a)	355,050	21,282,358
Petro-Canada (a)	747,200	24,854,010
Royal Dutch Shell PLC-Class A (a)	3,201,600	94,325,916
StatoilHydro ASA (a)	1,840,400	43,734,059
Total SA (a)	1,103,600	67,043,461

		357,612,076

Consumer Discretionary - 10.1%
Auto Components - 2.2%
Compagnie Generale des Etablissements Michelin-Class B (a)	395,100	25,591,497
Hyundai Mobis (a)	313,312	24,269,248

		49,860,745

Automobiles - 5.5%
Honda Motor Co. Ltd. (a)	619,700	18,797,213
Nissan Motor Co. Ltd. (a)	7,349,000	49,692,341
Renault SA (a)	656,000	41,806,355
Toyota Motor Corp. (a)	364,400	15,579,015

		125,874,924

Hotels, Restaurants & Leisure - 0.5%
TUI Travel PLC (a)	2,775,200	10,730,953

Household Durables - 1.1%
Sharp Corp. (a)	1,807,000	19,745,183
Sony Corp. (a)	197,100	6,078,093

		25,823,276

Media - 0.8%
Lagardere SCA (a)	408,000	18,391,100

		230,680,998

Information Technology - 7.0%
Communications Equipment - 0.5%
Nokia OYJ (a)	311,300	5,806,178
Telefonaktiebolaget LM Ericsson-Class B (a)	614,000	5,831,030

		11,637,208

Computers & Peripherals - 2.6%
Asustek Computer, Inc. (a)	4,262,093	8,435,256
Compal Electronics, Inc. (GDR) (a)(b)	2,185,709	7,824,838
Fujitsu Ltd. (a)	4,370,000	24,568,014
Toshiba Corp. (a)	4,103,000	17,894,257

		58,722,365

Electronic Equipment, Instruments & Components - 0.9%
Hitachi Ltd. (a)	2,980,000	20,117,907

Semiconductors & Semiconductor Equipment - 3.0%
Elpida Memory, Inc. (a)(c)	454,700	8,546,075
Hynix Semiconductor, Inc. (a)(c)	1,012,200	16,772,720
Infineon Technologies AG (a)(c)	1,437,700	8,063,495
Samsung Electronics Co., Ltd. (a)	25,510	11,690,054
United Microelectronics Corp. (a)	76,489,140	24,637,156

		69,709,500

		160,186,980

Telecommunication Services - 6.3%
Diversified Telecommunication Services - 4.6%
China Netcom Group Corp., Ltd. (a)	5,604,000	12,409,792
Deutsche Telekom AG-Class W (a)	823,000	12,504,863
Nippon Telegraph & Telephone Corp. (a)	7,301	32,587,625
Tele2 AB-Class B (a)	128,600	1,467,626
Telecom Italia SpA (ordinary shares) (a)	14,295,100	21,274,992
Telecom Italia SpA (savings shares) (a)	6,934,700	7,860,794
Telefonica SA (a)	719,700	17,112,674

		105,218,366

Wireless Telecommunication Services - 1.7%
Vodafone Group PLC (a)	17,609,975	38,890,219

		144,108,585

Health Care - 5.1%
Pharmaceuticals - 5.1%
GlaxoSmithKline PLC (a)	2,097,500	45,437,261
Novartis AG (a)	571,760	30,102,912
Sanofi-Aventis SA (a)	621,027	40,829,651

		116,369,824

Industrials - 4.4%
Airlines - 1.9%
Air France-KLM (a)	515,700	11,807,174
Deutsche Lufthansa AG (a)	898,200	17,685,498
Qantas Airways Ltd. (a)	5,553,600	14,158,274

		43,650,946

Marine - 1.4%
Mitsui OSK Lines Ltd. (a)	2,103,000	18,271,615
Nippon Yusen KK (a)	2,000,000	13,037,222

		31,308,837

Road & Rail - 0.5%
East Japan Railway Co. (a)	1,410	10,515,266

Trading Companies & Distributors - 0.6%
Mitsubishi Corp. (a)	292,000	6,091,163
Mitsui & Co. Ltd. (a)	573,000	7,113,406

		13,204,569

		98,679,618

Utilities - 2.8%
Electric Utilities - 2.8%
E.ON AG (a)	726,000	36,873,149
The Tokyo Electric Power Co. Inc (a)	1,105,000	27,187,890

		64,061,039

Consumer Staples - 2.5%
Food & Staples Retailing - 1.5%
Koninklijke Ahold NV (a)	2,966,540	34,268,572

Food Products - 1.0%
Associated British Foods PLC (a)	1,826,000	23,171,517

		57,440,089

Total Common Stocks (cost $3,063,808,731)		2,228,045,676

NON-CONVERTIBLE—PREFERRED STOCKS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Samsung Electronics Co., Ltd. (a) (cost $15,192,945)	33,400	10,532,330

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
The Bank of New York Mellon
1.00%, 10/01/08 (cost $47,326,000)	$47,326	47,326,000

Total Investments - 100.2% (cost $3,126,327,676)	2,285,904,006
Other assets less liabilities - (0.2)%	(5,057,653)

Net Assets - 100.0%	$2,280,846,353

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index	324	December 2008	$14,401,281	$13,966,579	$(434,702)
S&P/TSE 60 IX FUTURE	60	December 2008	8,271,585	7,984,214	(287,371)

					$(722,073)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 12/15/08	34,566	$33,452,047	$32,556,559	$(895,488)
Canadian Dollar settling 12/15/08	17,120	16,073,608	16,124,755	51,147
Canadian Dollar settling 12/15/08	11,235	10,529,719	10,581,871	52,151
Canadian Dollar settling 12/15/08	10,497	10,016,221	9,886,773	(129,448)
Canadian Dollar settling 12/15/08	10,244	9,811,321	9,648,481	(162,840)
Euro settling 12/15/08	18,340	26,763,562	25,902,443	(861,119)
Euro settling 12/15/08	50,491	77,039,168	71,310,810	(5,728,358)
Euro settling 12/15/08	59,459	$91,047,188	$83,976,738	$(7,070,451)
Euro settling 12/15/08	75,104	115,397,296	106,072,906	(9,324,391)
Great British Pound settling 12/15/08	21,046	38,697,280	37,517,916	(1,179,364)
Norwegian Krone settling 12/15/08	171,217	32,461,891	29,007,774	(3,454,117)
Norwegian Krone settling 12/15/08	179,926	34,109,194	30,483,263	(3,625,932)
Norwegian Krone settling 12/15/08	175,187	33,326,422	29,680,376	(3,646,046)

Swedish Krona settling 12/15/08	304,124	49,407,675	43,961,917	(5,445,758)
Swedish Krona settling 12/15/08	283,352	46,055,523	40,959,270	(5,096,253)
Swedish Krona settling 12/15/08	277,668	45,102,333	40,137,633	(4,964,699)
Swiss Franc settling 12/15/08	6,881	6,093,155	6,165,533	72,378
Sale Contracts:
Australian Dollar settling 12/15/08	46,948	40,009,086	36,966,352	3,042,733
Australian Dollar settling 12/15/08	10,943	9,851,983	8,616,401	1,235,582
Euro settling 12/15/08	39,007	57,151,106	55,091,418	2,059,689
Great British Pound settling 12/15/08	24,961	48,062,406	44,497,040	3,565,365
Great British Pound settling 12/15/08	23,050	44,511,625	41,090,372	3,421,253
Great British Pound settling 12/15/08	22,593	43,705,707	40,275,695	3,430,012
Japanese Yen settling 12/15/08	11,987,232	110,339,028	113,947,055	(3,608,027)
Japanese Yen settling 12/15/08	10,342,970	95,261,941	98,317,191	(3,055,249)
Japanese Yen settling 12/15/08	12,956,195	120,643,949	123,157,729	(2,513,779)
Swiss Franc settling 12/15/08	17,082	16,110,535	15,305,861	804,674
Swiss Franc settling 12/15/08	27,715	$26,165,974	$24,833,271	$1,332,703
Swiss Franc settling 12/15/08	29,989	28,449,862	26,870,827	1,579,035

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $2,238,578,006.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of this security amounted to $7,824,838 or 0.3% of net assets.

(c)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

AllianceBernstein Variable Products Series Fund

International Value Portfolio

September 30, 2008 (unaudited)

Summary

19.8%	Japan
15.9%	France
13.4%	United Kingdom
12.1%	Germany
9.2%	Netherlands
3.6%	South Korea
3.6%	Italy
3.3%	Switzerland
2.3%	China
2.3%	Norway
2.0%	Australia
1.8%	Taiwan
1.7%	Canada
6.9%	Other
2.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Belgium, Brazil, Finland, Russia, Spain and Sweden.

ABVPS INTERNATIONAL VALUE PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$85,843,947	$(722,073)
Level 2	2,200,060,059	(40,114,597)
Level 3	-0-	-0-

Total	$2,285,904,006	$(40,836,670)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 9/30/2008	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/2008 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 27.1%
Communications Equipment - 6.7%
Cisco Systems, Inc. (a)	748,900	$16,895,184
QUALCOMM, Inc.	247,200	10,622,184
Research In Motion Ltd. (a)	75,745	5,173,384

		32,690,752

Computers & Peripherals - 11.8%
Apple, Inc. (a)	227,690	25,879,245
Hewlett-Packard Co.	693,950	32,088,248

		57,967,493

Internet Software & Services - 6.8%
Google, Inc.-Class A (a)	83,085	33,277,204

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp.-Class A (a)	54,450	1,014,404
Intel Corp.	139,300	2,609,089

		3,623,493

Software - 1.1%
Activision Blizzard, Inc. (a)	156,400	2,413,252
Electronic Arts, Inc. (a)	38,800	1,435,212
Microsoft Corp.	56,400	1,505,316

		5,353,780

		132,912,722

Health Care - 25.0%
Biotechnology - 9.9%
Celgene Corp. (a)	236,500	14,965,720
Genentech, Inc. (a)	139,400	12,361,992
Gilead Sciences, Inc. (a)	460,600	20,994,148

		48,321,860

Health Care Equipment & Supplies - 6.5%
Alcon, Inc.	90,200	14,568,202
Baxter International, Inc.	126,400	8,295,632
Becton Dickinson & Co.	111,400	8,940,964

		31,804,798

Health Care Providers & Services - 2.4%
Medco Health Solutions, Inc. (a)	262,800	11,826,000

Pharmaceuticals - 6.2%
Abbott Laboratories	237,200	13,657,976

Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	371,100	16,992,669

		30,650,645

		122,603,303

Consumer Staples - 13.5%
Beverages - 3.1%
The Coca-Cola Co.	104,000	5,499,520
PepsiCo, Inc.	137,000	9,763,990

		15,263,510

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	72,000	4,674,960
Wal-Mart Stores, Inc.	164,300	9,839,927

		14,514,887

Food Products - 2.3%
Kellogg Co.	62,100	3,483,810
WM Wrigley Jr Co.	97,500	7,741,500

		11,225,310

Household Products - 3.7%
Colgate-Palmolive Co.	121,700	9,170,095
Procter & Gamble Co.	132,700	9,247,863

		18,417,958

Tobacco - 1.4%
Philip Morris International, Inc.	144,400	6,945,640

		66,367,305

Financials - 9.1%
Capital Markets - 2.5%
The Blackstone Group LP	114,400	1,754,896
Franklin Resources, Inc.	83,800	7,385,294
The Goldman Sachs Group, Inc.	25,400	3,251,200

		12,391,390

Diversified Financial Services - 6.6%
CME Group, Inc.-Class A	58,340	21,673,893
JP Morgan Chase & Co.	221,700	10,353,390

		32,027,283

		44,418,673

Energy - 8.3%
Energy Equipment & Services - 6.0%
Cameron International Corp. (a)	98,400	3,792,336
National Oilwell Varco, Inc. (a)	88,400	4,440,332
Schlumberger Ltd.	243,090	18,982,898
Transocean, Inc.	19,500	2,141,880

		29,357,446

Oil, Gas & Consumable Fuels - 2.3%
EOG Resources, Inc.	127,075	11,368,130

		40,725,576

Materials - 5.3%
Chemicals - 5.3%
Air Products & Chemicals, Inc.	62,550	4,284,049
Monsanto Co.	218,865	21,663,258

		25,947,307

Industrials - 4.9%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	140,000	5,817,000
Lockheed Martin Corp.	35,200	3,860,384

		9,677,384

Construction & Engineering - 0.8%
Fluor Corp.	72,900	4,060,530

Electrical Equipment - 0.4%
Emerson Electric Co.	48,200	1,966,078

Machinery - 1.1%
Deere & Co.	105,450	5,219,775

Road & Rail - 0.6%
Union Pacific Corp.	43,700	3,109,692

		24,033,459

Consumer Discretionary - 4.3%
Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	147,200	9,082,240
Starbucks Corp. (a)	68,900	1,024,543

		10,106,783

Media - 0.3%
The Walt Disney Co.	46,900	1,439,361

Multiline Retail - 1.7%
Kohl’s Corp. (a)	178,100	8,206,848

Textiles, Apparel & Luxury Goods - 0.3%
Nike, Inc.-Class B	23,900	1,598,910

		21,351,902

Telecommunication Services - 1.7%
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV Series L (ADR)	177,100	8,210,356

Total Investments - 99.2% (cost $467,354,485)		486,570,603
Other assets less liabilities - 0.8%		3,839,439

Net Assets - 100.0%		$490,410,042

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

ABVPS LARGE CAP GROWTH PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$486,570,603	$-0-
Level 2	-0-	-0-
Level 3	-0-	-0-

Total	$486,570,603	$0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 09/30/2008	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 09/30/2008	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 09/30/2008 for other financial instruments was $-0-.

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

	Yield *	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 101.4%
Commercial Paper - 48.8%
American Express Credit
10/01/08	1.50%	$2,500	$2,500,000
Aust & NZ Banking Group
10/08/08 (a)	2.64%	650	649,669
Bank of Montreal
10/21/08	2.62%	800	798,842
Banque Et Caisse Epargne
12/15/08	2.47%	1,300	1,293,365
Barclays US Funding LLC
11/21/08	2.65%	700	697,392
10/06/08	2.82%	600	599,767
BNP Paribas Finance, Inc.
10/14/08	2.48%	800	799,285
Caisse Nationale Des Caisses
11/10/08 (a)	2.77%	800	797,556
CBA (Delaware) Finance
10/08/08	2.37%	400	399,816
10/14/08	2.70%	400	399,612
Citigroup Funding Inc.
11/10/08	2.86%	1,300	1,295,898
Danske Corp.
10/14/08 (a)	2.72%	800	799,220
Dexia Delaware
10/06/08	2.81%	800	799,690
Dnb Nor Bank Asa
12/08/08 (a)	2.72%	700	696,430
Fortis Banque Luxembourg
10/01/08	2.48%	690	690,000
Freddie Mac Discount Notes
12/08/08	2.36%	1,700	1,692,454
General Electric Capital Corp.
11/24/08	2.51%	1,300	1,295,125
JP Morgan Chase & Co.
10/20/08	2.66%	650	649,094

Lloyds TSB Bank PLC
10/01/08	4.98%	2,500	2,500,000
Nordea North America Inc.
11/07/08	2.53%	800	797,928
Prudential Funding LLC
11/05/08	2.43%	700	698,353
Rabobank USA Finance Corp.
10/27/08	2.58%	650	648,794
11/26/08	2.68%	650	647,305
San Paolo IMI US Financial Co.
11/06/08	2.64%	650	648,290
Santander Central Hispano Finance
1/20/09	2.93%	1,300	1,288,376
State Street Corp.
1/05/09	2.79%	1,300	1,290,397
Sun Trust Banks Inc.
10/31/08	2.51%	1,350	1,347,187
Svenska Handelsbank Inc.
10/14/08	2.71%	800	799,221
Toyota Motor Credit
12/01/08	2.56%	1,300	1,294,405
UBS Finance Delaware
11/12/08	2.70%	800	797,489
Unionbancal Comm Funding
10/09/08	2.47%	650	649,645
Wells Fargo & Company
11/25/08	2.70%	1,300	1,294,677
Westpac
10/07/08 (a)	2.70%	600	599,732

			32,155,014

U.S. Government & Government Sponsored Agency Obligations - 27.5%
Fannie Mae Discount Notes
11/03/08	2.09%	1,500	1,497,140
12/01/08	2.31%	2,500	2,490,257
Federal Farm Credit Discount Notes
10/01/08	1.90%	1,800	1,800,000
Federal Home Loan Bank Discount Notes
10/01/08	0.10%	1,065	1,065,000
10/02/08	1.95%	1,800	1,799,903
10/17/08	2.05%	5,000	4,995,445
1/09/09	2.77%	690	684,748
Federal Home Loan Banks
1/05/09 (b)	2.62%	1,300	1,299,888
Freddie Mac Discount Notes
11/17/08	2.17%	2,500	2,492,950

			18,125,331

Repurchase Agreements - 14.1%
Deutsche Bank, 2.00%, dated 9/30/08 due 10/01/08 in the amount of $3,100,172 (collateralized by $3,139,000 FNMA, 3.625%, due 02/12/2013, value 3,162,992)		3,100	3,100,000
Greenwich Capital, 2.00%, dated 9/30/08 due 10/01/08 in the amount of $3,100,172 (collateralized by $3,175,000 FHLB, 0.000%, due 11/21/2008, value 3,164,522)		3,100	3,100,000
HSBC Bank, 2.00%, dated 9/30/08 due 10/01/08 in the amount of $3,100,172 (collateralized by $3,065,000 FNMA, 4.375%, due 09/13/2010, value 3,163,282)		3,100	3,100,000

			9,300,000

Certificate of Deposit - 6.0%
Banco Bilbao Vizcaya
11/17/08	2.74%	800	800,010
Bank of Nova Scotia
10/20/08	2.60%	800	800,000
Calyon NY Branch
11/03/08	2.62%	800	800,000
Norinchukin Bank
10/10/08	2.65%	690	690,000
Societe Generale
11/04/08	2.80%	825	825,000

			3,915,010

Time Deposit - 5.0%
The Bank of New York Mellon
10/01/08	1.00%	770	770,000
Royal Bank of Canada
10/01/08	2.00%	2,500	2,500,000

			3,270,000

Total Investments - 101.4% (cost $66,765,355)			66,765,355
Other assets less liabilities - (1.4)%			(924,590)

Net Assets - 100.0%			$65,840,765

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate market value of these securities amounted to $3,542,607 or 5.4% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at September 30, 2008.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association

ABVPS Money Market Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$-0-	$-0-
Level 2	66,765,355	-0-
Level 3	-0-	-0-

Total	$66,765,355	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 9/30/08	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Equity:Other - 38.5%
Diversified/Specialty - 23.5%
Alexandria Real Estate Equities, Inc.	17,300	$1,946,250
BioMed Realty Trust, Inc.	34,500	912,525
Digital Realty Trust, Inc.	70,000	3,307,500
Entertainment Properties Trust	31,700	1,734,624
Plum Creek Timber Co., Inc. (REIT)	24,300	1,211,598
Rayonier, Inc.	53,098	2,514,190
Vornado Realty Trust	29,700	2,701,215

		14,327,902

Health Care - 13.9%
HCP, Inc.	18,200	730,366
Health Care REIT, Inc.	56,100	2,986,203
Nationwide Health Properties, Inc.	52,300	1,881,754
Omega Healthcare Investors, Inc.	36,000	707,760
Ventas, Inc.	43,000	2,125,060

		8,431,143

Triple Net - 1.1%
National Retail Properties, Inc.	28,300	677,785

		23,436,830

Retail - 24.7%
Regional Mall - 14.9%
General Growth Properties, Inc.	36,300	548,130
Simon Property Group, Inc.	67,600	6,557,200
Taubman Centers, Inc.	39,300	1,965,000

		9,070,330

Shopping Center/Other Retail - 9.8%
Federal Realty Investment Trust	10,800	924,480
Kimco Realty Corp.	52,600	1,943,044
Regency Centers Corp.	14,000	933,660
Tanger Factory Outlet Centers	48,900	2,141,331

		5,942,515

		15,012,845

Residential - 19.5%
Multi-Family - 14.4%
Apartment Investment & Management Co.-Class A	39,861	1,395,932
Equity Residential	56,100	2,491,401
Essex Property Trust, Inc.	5,400	638,982
Home Properties, Inc.	21,007	1,217,356
Mid-America Apartment Communities, Inc.	25,900	1,272,726
UDR, Inc.	66,900	1,749,435

		8,765,832

Self Storage - 5.1%
Extra Space Storage, Inc.	8,329	127,933
Public Storage	30,200	2,990,102

		3,118,035

		11,883,867

Lodging - 6.5%
Lodging - 6.5%
DiamondRock Hospitality Co.	100,600	915,460
Host Hotels & Resorts, Inc.	100,640	1,337,506
LaSalle Hotel Properties	10,100	235,532
Starwood Hotels & Resorts Worldwide, Inc.	15,800	444,612
Strategic Hotels & Resorts, Inc.	48,700	367,685
Sunstone Hotel Investors, Inc.	45,700	616,950

		3,917,745

Industrial - 6.4%
Industrial Warehouse Distribution - 6.4%
First Industrial Realty Trust, Inc.	10,300	295,404
Prologis	86,700	3,578,109

		3,873,513

Office - 4.3%
Office - 4.3%
Brookfield Properties Corp.	82,450	1,306,008
Highwoods Properties, Inc.	17,700	629,412
SL Green Realty Corp.	10,700	693,360

		2,628,780

Total Investments - 99.9% (cost $44,146,071)		60,753,580
Other assets less liabilities - 0.1%		67,653

Net Assets - 100.0%		$60,821,233

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ABVPS REAL ESTATE PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments In Securities	Other Financial Instruments*
Level 1	$60,753,580	$-0-
Level 2	-0-	-0-
Level 3	-0-	-0-

Total	$60,753,580	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 9/30/2008	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/2008	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/2008 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Health Care - 24.3%
Biotechnology - 9.8%
Acorda Therapeutics, Inc. (a)	15,100	$360,135
Alexion Pharmaceuticals, Inc. (a)	15,200	597,360
Allos Therapeutics, Inc. (a)	44,600	330,486
BioMarin Pharmaceutical, Inc. (a)	17,300	458,277
Cougar Biotechnology, Inc. (a)	8,600	287,154
Genomic Health, Inc. (a)	22,400	507,360
Incyte Corp. Ltd. (a)	29,300	224,145
OSI Pharmaceuticals, Inc. (a)	8,400	414,036
Pharmasset, Inc. (a)	12,400	247,380
Savient Pharmaceuticals, Inc. (a)	16,800	250,488
United Therapeutics Corp. (a)	4,500	473,265

		4,150,086

Health Care Equipment & Supplies - 6.5%
Abaxis, Inc. (a)	2,100	41,370
Abiomed, Inc. (a)	6,700	118,925
Hansen Medical, Inc. (a)	9,820	131,981
Immucor, Inc. (a)	15,800	504,968
Insulet Corp. (a)	13,600	189,312
Masimo Corp. (a)	15,200	565,440
Meridian Bioscience, Inc.	18,850	547,404
NuVasive, Inc. (a)	13,600	670,888

		2,770,288

Health Care Providers & Services - 3.9%
CardioNet, Inc. (a)	8,300	207,168
Catalyst Health Solutions (a)	16,000	417,920
IPC The Hospitalist Co. Inc. (a)	12,300	316,110
LHC Group, Inc. (a)	21,500	612,320
Psychiatric Solutions, Inc. (a)	2,500	94,875

		1,648,393

Health Care Technology - 1.3%
MedAssets, Inc. (a)	32,500	559,000

Life Sciences Tools & Services - 2.1%
AMAG Pharmaceuticals, Inc. (a)	4,200	162,666
Icon PLC (Sponsored) (ADR) (a)	19,000	726,750

		889,416

Pharmaceuticals - 0.7%
Alexza Pharmaceuticals, Inc. (a)	20,600	101,764
XenoPort, Inc. (a)	3,800	184,262

		286,026

		10,303,209

Information Technology - 22.9%
Communications Equipment - 2.3%
F5 Networks, Inc. (a)	22,300	521,374
Foundry Networks, Inc. (a)	13,000	236,730
Netgear, Inc. (a)	14,300	214,500

		972,604

Computers & Peripherals - 0.6%
3PAR, Inc. (a)	39,000	251,550

Internet Software & Services - 6.0%
comScore, Inc. (a)	25,700	453,091
Constant Contact, Inc. (a)	20,300	346,521
DealerTrack Holdings, Inc. (a)	3,600	60,624
Digital River, Inc. (a)	14,500	469,800
VistaPrint Ltd. (a)	23,125	759,425
Websense, Inc. (a)	19,800	442,530

		2,531,991

IT Services - 1.3%
CyberSource Corp. (a)	34,900	562,239

Semiconductors & Semiconductor Equipment - 8.2%
Cavium Networks, Inc. (a)	14,000	197,120
Hittite Microwave Corp. (a)	17,100	574,560
Integrated Device Technology, Inc. (a)	24,400	189,832
Intellon Corp. (a)	42,600	155,916
MKS Instruments, Inc. (a)	19,800	394,218
ON Semiconductor Corp. (a)	83,400	563,784
PMC - Sierra, Inc. (a)	58,500	434,070
Silicon Laboratories, Inc. (a)	13,800	423,660
Varian Semiconductor Equipment (a)	4,600	115,552
Verigy Ltd. (a)	26,900	437,932

		3,486,644

Software - 4.5%
Blackbaud, Inc.	13,120	242,064
Commvault Systems, Inc. (a)	31,000	373,550
Concur Technologies, Inc. (a)	2,800	107,128
Informatica Corp. (a)	16,410	213,166
MICROS Systems, Inc. (a)	5,100	135,966
Solera Holdings, Inc. (a)	6,800	195,296
SuccessFactors, Inc. (a)	29,700	323,730
THQ, Inc. (a)	26,250	316,050

		1,906,950

		9,711,978

Industrials - 19.6%
Aerospace & Defense - 1.3%
Hexcel Corp. (a)	41,500	568,135

Commercial Services & Supplies - 1.3%
Stericycle, Inc. (a)	9,780	576,140

Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV	9,600	184,704
Dycom Industries, Inc. (a)	1,200	15,624
Granite Construction, Inc.	7,000	250,740

		451,068

Electrical Equipment - 2.7%
Baldor Electric Co.	15,500	446,555
EnerSys (a)	18,300	360,693
Polypore International, Inc. (a)	15,100	324,801

		1,132,049

Machinery - 8.8%
Actuant Corp.-Class A	17,200	434,128
Astec Industries, Inc. (a)	8,300	255,889
Bucyrus International, Inc.-Class A	17,500	781,900
Chart Industries, Inc. (a)	16,700	476,952
Colfax Corp. (a)	12,600	210,546
IDEX Corp.	19,455	603,494
Kaydon Corp.	7,300	328,938
RBC Bearings, Inc. (a)	12,100	407,649
Valmont Industries, Inc.	2,700	223,263

		3,722,759

Marine - 1.1%
Kirby Corp. (a)	12,100	459,074

Professional Services - 3.3%
Duff & Phelps Corp.-Class A (a)	8,400	176,652
FTI Consulting, Inc. (a)	10,400	751,296
Huron Consulting Group, Inc. (a)	8,000	455,840

		1,383,788

		8,293,013

Consumer Discretionary - 15.1%
Diversified Consumer Services - 3.7%
American Public Education, Inc. (a)	7,200	347,616
K12, Inc. (a)	20,010	530,265
Strayer Education, Inc.	3,500	700,910

		1,578,791

Hotels, Restaurants & Leisure - 4.0%
Buffalo Wild Wings, Inc. (a)	9,300	374,232
Great Wolf Resorts, Inc. (a)	51,700	189,222
Orient-Express Hotels Ltd.-Class A	10,400	250,952
Red Robin Gourmet Burgers, Inc. (a)	14,650	392,620
Texas Roadhouse, Inc.-Class A (a)	54,400	489,056

		1,696,082

Internet & Catalog Retail - 1.7%
NetFlix, Inc. (a)	22,500	694,800

Media - 3.4%
Morningstar, Inc. (a)	7,500	416,025
National CineMedia, Inc.	41,100	454,155
RHI Entertainment, Inc. (a)	38,200	569,180

		1,439,360

Specialty Retail - 2.3%
Citi Trends, Inc. (a)	24,200	394,218
Hibbett Sports, Inc. (a)	29,100	582,582

		976,800

		6,385,833

Energy - 10.0%
Energy Equipment & Services - 6.5%
Complete Production Services, Inc. (a)	26,900	541,497
Core Laboratories NV	3,684	373,263
Dril-Quip, Inc. (a)	8,800	381,832
Oceaneering International, Inc. (a)	6,200	330,584
Oil States International, Inc. (a)	5,700	201,495
Superior Energy Services, Inc. (a)	10,300	320,742
T-3 Energy Services, Inc.-Class 3 (a)	7,300	270,976
Tesco Corp. (a)	16,700	349,698

		2,770,087

Oil, Gas & Consumable Fuels - 3.5%
Bill Barrett Corp. (a)	10,700	343,577
BPZ Resources, Inc. (a)	8,500	146,200
Cabot Oil & Gas Corp.	5,700	205,998
Carrizo Oil & Gas, Inc. (a)	5,400	195,858
EXCO Resources, Inc. (a)	11,100	181,152
Penn Virginia Corp.	7,600	406,144

		1,478,929

		4,249,016

Financials - 4.6%
Capital Markets - 4.6%
Affiliated Managers Group, Inc. (a)	6,000	497,100
Greenhill & Co., Inc.	8,600	634,250
KBW, Inc. (a)	2,300	75,762
optionsXpress Holdings, Inc.	18,580	360,823
Stifel Financial Corp. (a)	7,050	351,795

		1,919,730

Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
SBA Communications Corp.-Class A (a)	16,100	416,507

Materials - 0.8%
Chemicals - 0.8%
Calgon Carbon Corp. (a)	16,700	340,012

Total Common Stocks (cost $42,715,134)		41,619,298

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
The Bank of New York Mellon
1.00%, 10/01/08 (cost $654,000)	$654	654,000

Total Investments - 99.8% (cost $43,369,134)		42,273,298
Other assets less liabilities - 0.2%		88,942

Net Assets - 100.0%		$42,362,240

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

ABVPS SMALL CAP GROWTH PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$41,619,298	$-0-
Level 2	654,000	-0-
Level 3	-0-	-0-

Total	$42,273,298	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 9/30/08	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Small-Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.9%
Financials - 26.4%
Commercial Banks - 7.0%
Central Pacific Financial Corp.	206,400	$3,469,584
Popular, Inc.	210,600	1,745,874
The South Financial Group, Inc.	321,200	2,354,396
Susquehanna Bancshares, Inc.	156,241	3,049,824
Synovus Financial Corp.	402,800	4,168,980
Trustmark Corp.	226,806	4,703,957
Webster Financial Corp.	236,900	5,981,725
Whitney Holding Corp.	130,200	3,157,350

		28,631,690

Insurance - 9.1%
Arch Capital Group Ltd. (a)	114,200	8,340,026
Aspen Insurance Holdings, Ltd.	229,400	6,308,500
Fidelity National Financial, Inc.-Class A	231,000	3,395,700
Old Republic International Corp.	286,875	3,657,656
PartnerRe Ltd.	17,700	1,205,193
Platinum Underwriters Holdings, Ltd.	199,000	7,060,520
RenaissanceRe Holdings Ltd.	33,600	1,747,200
StanCorp Financial Group, Inc.	107,400	5,584,800

		37,299,595

Real Estate Investment Trusts (REITs) - 5.8%
Alexandria Real Estate Equities, Inc.	30,600	3,442,500
Digital Realty Trust, Inc.	104,800	4,951,800
Home Properties, Inc.	76,400	4,427,380
Mid-America Apartment Communities, Inc.	60,000	2,948,400
Strategic Hotels & Resorts, Inc.	85,500	645,525
Sunstone Hotel Investors, Inc.	186,400	2,516,400
Tanger Factory Outlet Centers	63,600	2,785,044
Taubman Centers, Inc.	40,300	2,015,000

		23,732,049

Thrifts & Mortgage Finance - 4.5%
Astoria Financial Corp.	163,200	3,383,136
First Niagara Financial Group, Inc.	293,500	4,622,625
Provident Financial Services, Inc.	363,100	5,994,781
Washington Federal, Inc.	239,900	4,426,155

		18,426,697

		108,090,031

Industrials - 16.9%
Aerospace & Defense - 0.5%
Goodrich Corp.	50,600	2,104,960

Airlines - 1.4%
Alaska Air Group, Inc. (a)	109,700	2,236,783
Continental Airlines, Inc.-Class B (a)	94,700	1,579,596
Skywest, Inc.	131,900	2,107,762

		5,924,141

Building Products - 0.5%
Quanex Building Products Corp.	126,700	1,930,908

Commercial Services & Supplies - 1.2%
United Stationers, Inc. (a)	98,795	4,725,365

Electrical Equipment - 2.9%
Acuity Brands, Inc.	72,500	3,027,600
Cooper Industries Ltd.-Class A	59,800	2,389,010
EnerSys (a)	212,500	4,188,375
Regal-Beloit Corp.	53,925	2,292,891

		11,897,876

Machinery - 3.3%
AGCO Corp. (a)	34,000	1,448,740
Briggs & Stratton Corp.	199,000	3,219,820
Mueller Industries, Inc.	170,500	3,923,205
Terex Corp. (a)	160,600	4,901,512

		13,493,277

Professional Services - 1.1%
Kelly Services, Inc.-Class A	244,200	4,652,010

Road & Rail - 4.8%
Arkansas Best Corp.	86,300	2,907,447
Avis Budget Group, Inc. (a)	280,600	1,610,644
Con-way, Inc.	70,700	3,118,577
Hertz Global Holdings, Inc. (a)	276,900	2,096,133
Ryder System, Inc.	99,000	6,138,000
Werner Enterprises, Inc.	170,650	3,704,811

		19,575,612

Trading Companies & Distributors - 1.2%
GATX Corp.	118,700	4,696,959

		69,001,108

Consumer Discretionary - 10.9%
Auto Components - 2.3%
ArvinMeritor, Inc.	333,200	4,344,928
Autoliv, Inc.	38,500	1,299,375
TRW Automotive Holdings Corp. (a)	245,100	3,899,541

		9,543,844

Automobiles - 1.3%
Thor Industries, Inc.	205,600	5,102,992

Hotels, Restaurants & Leisure - 0.7%
Boyd Gaming Corp.	297,400	2,783,664

Household Durables – 0.7%
Furniture Brands International, Inc.	186,000	1,956,720
KB Home	52,000	1,023,360

		2,980,080

Leisure Equipment & Products - 2.1%
Brunswick Corp.	301,600	3,857,464
Callaway Golf Co.	344,900	4,852,743

		8,710,207

Media - 0.5%
Gannett Co., Inc.	119,700	2,024,127

Multiline Retail - 0.3%
Dillard’s, Inc.-Class A	103,500	1,221,300

Specialty Retail - 2.4%
AutoNation, Inc. (a)	215,849	2,426,143
Foot Locker, Inc.	160,000	2,585,600
Men’s Wearhouse, Inc.	218,200	4,634,568

		9,646,311

Textiles, Apparel & Luxury Goods - 0.6%
Jones Apparel Group, Inc.	139,700	2,585,847

		44,598,372

Materials - 10.9%
Chemicals - 6.4%
Arch Chemicals, Inc.	90,569	3,197,086
Ashland, Inc.	120,825	3,532,923
Chemtura Corp.	666,900	3,041,064
Cytec Industries, Inc.	104,700	4,073,877
Lubrizol Corp.	10,800	465,912
Methanex Corp.	112,700	2,241,603
Rockwood Holdings, Inc. (a)	216,200	5,547,692
Westlake Chemical Corp.	190,900	4,014,627

		26,114,784

Containers & Packaging - 2.7%
Aptargroup, Inc.	75,900	2,968,449
Owens-Illinois, Inc. (a)	82,400	2,422,560
Silgan Holdings, Inc.	68,400	3,494,556
Sonoco Products Co.	66,800	1,982,624

		10,868,189

Metals & Mining - 1.8%
Commercial Metals Co.	230,500	3,893,145
Reliance Steel & Aluminum Co.	49,300	1,871,921
Steel Dynamics, Inc.	102,300	1,748,307

		7,513,373

		44,496,346

Information Technology - 9.7%
Communications Equipment - 0.7%
CommScope, Inc. (a)	78,900	2,733,096

Computers & Peripherals - 0.6%
Lexmark International, Inc.-Class A (a)	79,600	2,592,572

Electronic Equipment, Instruments & Components - 5.0%
Anixter International, Inc. (a)	35,500	2,112,605
Arrow Electronics, Inc. (a)	156,300	4,098,186
Benchmark Electronics, Inc. (a)	143,900	2,026,112
Ingram Micro, Inc.-Class A (a)	239,200	3,843,944
Insight Enterprises, Inc. (a)	239,400	3,210,354
Tech Data Corp. (a)	112,200	3,349,170
Vishay Intertechnology, Inc. (a)	268,800	1,779,456

		20,419,827

IT Services - 0.7%
Convergys Corp. (a)	210,500	3,111,190

Semiconductors & Semiconductor Equipment - 2.7%
Amkor Technology, Inc. (a)	385,200	2,453,724
Siliconware Precision Industries Co. (Sponsored) (ADR)	585,900	3,380,643
Spansion, Inc.-Class A (a)	240,000	372,000
Teradyne, Inc. (a)	344,100	2,687,421
Zoran Corp. (a)	255,900	2,088,144

		10,981,932

		39,838,617

Consumer Staples - 7.3%
Food & Staples Retailing - 2.5%
Ruddick Corp.	212,500	6,895,625
Supervalu, Inc.	152,400	3,307,080

		10,202,705

Food Products - 3.3%
Corn Products International, Inc.	35,000	1,129,800
Del Monte Foods Co.	638,700	4,981,860
Smithfield Foods, Inc. (a)	270,300	4,292,364
Tyson Foods, Inc.-Class A	261,200	3,118,728

		13,522,752

Tobacco - 1.5%
Universal Corp.	124,300	6,101,887

		29,827,344

Health Care - 5.6%
Health Care Providers & Services - 5.6%
AMERIGROUP Corp. (a)	194,000	4,896,560
Apria Healthcare Group, Inc. (a)	153,600	2,801,664
LifePoint Hospitals, Inc. (a)	118,545	3,810,036
Molina Healthcare, Inc. (a)	162,925	5,050,675
Omnicare, Inc.	88,000	2,531,760
Universal Health Services, Inc.-Class B	70,100	3,927,703

		23,018,398

Utilities - 4.7%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	40,500	1,489,185
Northeast Utilities	204,300	5,240,295
Portland General Electric Co.	39,000	922,740

		7,652,220

Gas Utilities - 1.0%
Atmos Energy Corp.	158,800	4,227,256

Independent Power Producers & Energy Traders - 0.4%
Reliant Energy, Inc. (a)	255,700	1,879,395

Multi-Utilities - 1.4%
Puget Energy, Inc.	81,600	2,178,720
Wisconsin Energy Corp.	76,800	3,448,320

		5,627,040

		19,385,911

Energy - 3.5%
Energy Equipment & Services - 2.3%
Helmerich & Payne, Inc.	96,800	4,180,792
Oil States International, Inc. (a)	102,300	3,616,305
Rowan Cos., Inc.	52,900	1,616,095

		9,413,192

Oil, Gas & Consumable Fuels - 1.2%
Cimarex Energy Co.	96,500	4,719,815

		14,133,007

Total Common Stocks (cost $454,822,927)		392,389,134

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.9%
Time Deposit - 3.9%
The Bank of New York Mellon
1.00%, 10/01/08 (cost $15,860,000)	$15,860	15,860,000

Total Investments - 99.8% (cost $470,682,927)		408,249,134
Other assets less liabilities - 0.2%		977,355

Net Assets - 100.0%		$409,226,489

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

ABVPS SMALL/MID CAP PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments In Securities	Other Financial Instruments*
Level 1	$392,389,134	$-0-
Level 2	15,860,000	-0-
Level 3	-0-	-0-

Total	$408,249,134	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 9/30/2008	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/2008 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

U.S. Large Cap Blended Style Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.8%
Financials - 18.3%
Capital Markets - 2.5%
The Blackstone Group LP	775	$11,889
Deutsche Bank AG	375	27,296
Franklin Resources, Inc.	930	81,961
The Goldman Sachs Group, Inc.	750	96,000
Merrill Lynch & Co., Inc.	200	5,060
Morgan Stanley	2,000	46,000

		268,206

Commercial Banks - 1.6%
Comerica, Inc.	900	29,511
Fifth Third Bancorp	2,200	26,180
Keycorp	600	7,164
SunTrust Banks, Inc.	135	6,074
U.S. Bancorp	800	28,816
Wells Fargo & Co.	2,200	82,566

		180,311

Consumer Finance - 0.4%
Discover Financial Services	3,400	46,988

Diversified Financial Services - 8.9%
Bank of America Corp.	6,400	224,000
Citigroup, Inc.	6,900	141,519
CME Group, Inc.-Class A	650	241,481
JP Morgan Chase & Co.	7,775	363,093

		970,093

Insurance - 4.9%
ACE Ltd.	900	48,717
Allstate Corp.	1,500	69,180
American International Group, Inc.	3,300	10,989
Chubb Corp.	275	15,097
Everest Re Group Ltd.	475	41,102
Genworth Financial, Inc.-Class A	2,400	20,664
Hartford Financial Services Group, Inc.	900	36,891
MetLife, Inc.	1,100	61,600
Old Republic International Corp.	1,800	22,950
RenaissanceRe Holdings Ltd.	800	41,600
Torchmark Corp.	600	35,880

The Travelers Co., Inc.	1,500	67,800
Unum Group	2,100	52,710
XL Capital Ltd.-Class A	600	10,764

		535,944

		2,001,542

Health Care - 17.2%
Biotechnology - 5.2%
Amgen, Inc. (a)	625	37,043
Celgene Corp. (a)	2,600	164,528
Genentech, Inc. (a)	1,560	138,341
Gilead Sciences, Inc. (a)	5,150	234,737

		574,649

Health Care Equipment & Supplies - 3.2%
Alcon, Inc.	1,000	161,510
Baxter International, Inc.	1,410	92,538
Becton Dickinson & Co.	1,225	98,319

		352,367

Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	600	29,568
Medco Health Solutions, Inc. (a)	2,950	132,750

		162,318

Pharmaceuticals - 7.3%
Abbott Laboratories	2,675	154,027
Johnson & Johnson	1,800	124,704
Merck & Co., Inc.	2,700	85,212
Pfizer, Inc.	10,000	184,400
Sanofi-Aventis SA (ADR)	1,000	32,870
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	4,150	190,028
Wyeth	700	25,858

		797,099

		1,886,433

Information Technology - 16.3%
Communications Equipment - 4.0%
Cisco Systems, Inc. (a)	8,400	189,504
Motorola, Inc.	6,600	47,124
QUALCOMM, Inc.	2,860	122,894
Research In Motion Ltd. (a)	815	55,665
Telefonaktiebolaget LM Ericsson (Sponsored) (ADR) (ADR)	2,900	27,347

		442,534

Computers & Peripherals - 6.3%
Apple, Inc. (a)	2,580	293,242
Hewlett-Packard Co.	7,745	358,129
Lexmark International, Inc.-Class A (a)	900	29,313
Western Digital Corp. (a)	600	12,792

		693,476

Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics, Inc. (a)	1,000	26,220
AU Optronics Corp. (Sponsored) (ADR) (ADR)	2,900	32,944
Avnet, Inc. (a)	1,200	29,556
Flextronics International Ltd. (a)	3,600	25,488
Ingram Micro, Inc.-Class A (a)	1,300	20,891
Sanmina-SCI Corp. (a)	3,000	4,200
Tech Data Corp. (a)	500	14,925

		154,224

Internet Software & Services - 3.4%
Google, Inc.-Class A (a)	915	366,476

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	1,550	29,031
Nvidia Corp. (a)	3,200	34,272

		63,303

Software - 0.6%
Activision Blizzard, Inc. (a)	1,750	27,002
Electronic Arts, Inc. (a)	420	15,536
Microsoft Corp.	650	17,349

		59,887

		1,779,900

Energy - 14.0%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	1,100	42,394
National Oilwell Varco, Inc. (a)	1,050	52,741
Schlumberger Ltd.	2,720	212,405
Transocean, Inc.	190	20,870

		328,410

Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	1,100	53,361
Apache Corp.	600	62,568
BP PLC (Sponsored) (ADR)	600	30,102
Chevron Corp.	2,650	218,572
ConocoPhillips	2,400	175,800
Devon Energy Corp.	900	82,080
EOG Resources, Inc.	1,420	127,033
Exxon Mobil Corp.	4,200	326,172
Occidental Petroleum Corp.	400	28,180
Royal Dutch Shell PLC (ADR)	500	29,505
Sunoco, Inc.	425	15,122
Total SA (Sponsored) (ADR)	600	36,408
Valero Energy Corp.	800	24,240

		1,209,143

		1,537,553

Consumer Staples - 11.9%
Beverages - 2.3%
The Coca-Cola Co.	1,450	76,676
Coca-Cola Enterprises, Inc.	2,100	35,217
Pepsi Bottling Group, Inc.	1,200	35,004
PepsiCo, Inc.	1,510	107,618

		254,515

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	750	48,698
Safeway, Inc.	1,600	37,952
Supervalu, Inc.	1,800	39,060
Wal-Mart Stores, Inc.	2,125	127,266

		252,976

Food Products - 1.7%
Del Monte Foods Co.	1,800	14,040
Kellogg Co.	725	40,672
Kraft Foods, Inc.-Class A	600	19,650
Tyson Foods, Inc.-Class A	2,000	23,880
WM Wrigley Jr Co.	1,100	87,340

		185,582

Household Products - 3.6%
Colgate-Palmolive Co.	1,375	103,606
Procter & Gamble Co.	4,085	284,684

		388,290

Tobacco - 2.0%
Altria Group, Inc.	1,900	37,696
Philip Morris International, Inc.	2,825	135,882
Reynolds American, Inc.	900	43,758

		217,336

		1,298,699

Consumer Discretionary - 6.8%
Auto Components - 0.4%
Autoliv, Inc.	850	28,688
Magna International, Inc.-Class A	250	12,797

		41,485

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	1,650	101,805
Starbucks Corp. (a)	775	11,524

		113,329

Household Durables - 0.3%
Centex Corp.	900	14,580
KB Home	800	15,744

		30,324

Leisure, Equipment & Products - 0.2%
Brunswick Corp.	1,300	16,627

Media - 1.7%
CBS Corp.-Class B	2,375	34,627

Gannett Co., Inc.	1,400	23,674
Time Warner, Inc.	5,600	73,416
Viacom, Inc.-Class B (a)	1,000	24,840
The Walt Disney Co.	1,100	33,759

		190,316

Multiline Retail - 1.6%
Family Dollar Stores, Inc.	1,100	26,070
Kohl’s Corp. (a)	2,110	97,229
Macy’s, Inc.	1,900	34,162
Target Corp.	375	18,394

		175,855

Specialty Retail - 1.1%
The Gap, Inc.	1,700	30,226
Home Depot, Inc.	2,200	56,958
Lowe’s Cos, Inc.	1,500	35,535

		122,719

Textiles, Apparel & Luxury Goods - 0.5%
Jones Apparel Group, Inc.	2,100	38,871
Nike, Inc.-Class B	250	16,725

		55,596

		746,251

Materials - 5.7%
Chemicals - 4.1%
Air Products & Chemicals, Inc.	700	47,943
Ashland, Inc.	500	14,620
Dow Chemical Co.	2,200	69,916
E.I. Du Pont de Nemours & Co.	1,625	65,487
Eastman Chemical Co.	225	12,389
Monsanto Co.	2,425	240,027

		450,382

Containers & Packaging - 0.9%
Ball Corp.	800	31,592
Owens-Illinois, Inc. (a)	1,000	29,400
Smurfit-Stone Container Corp. (a)	1,900	8,930
Sonoco Products Co.	900	26,712

		96,634

Metals & Mining - 0.7%
Alcoa, Inc.	2,000	45,160
ArcelorMittal	600	29,628

		74,788

		621,804

Industrials - 5.4%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	1,550	64,403
Lockheed Martin Corp.	400	43,868
Northrop Grumman Corp.	600	36,324

		144,595

Commercial Services & Supplies - 0.4%
Allied Waste Industries, Inc. (a)	3,500	38,885

Construction & Engineering - 0.4%
Fluor Corp.	880	49,016

Electrical Equipment - 0.1%
Emerson Electric Co.	375	15,296

Industrial Conglomerates - 2.2%
General Electric Co.	8,900	226,950
Tyco International Ltd.	300	10,506

		237,456

Machinery - 0.7%
Caterpillar, Inc.	225	13,410
Deere & Co.	1,195	59,152

		72,562

Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	900	5,166
Union Pacific Corp.	460	32,734

		37,900

		595,710

Telecommunication Services - 4.0%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	8,000	223,360
Verizon Communications, Inc.	2,000	64,180

		287,540

Wireless Telecommunication Services - 1.4%
America Movil SAB de CV Series L (ADR)	2,025	93,879
Sprint Nextel Corp.	8,800	53,680

		147,559

		435,099

Utilities - 1.2%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,400	51,842

Independent Power Producers & Energy Traders - 0.1%
Reliant Energy, Inc. (a)	2,300	16,905

Multi-Utilities - 0.6%
Ameren Corp.	1,100	42,933
Dominion Resources, Inc.	600	25,668

		68,601

		137,348

Total Investments - 100.8% (cost $11,227,328)		11,040,339
Other assets less liabilities - (0.8)%		(91,043)

Net Assets - 100.0%		$10,949,296

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR    -    American Depositary Receipt

U.S. LARGE CAP BLENDED STYLE PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$11,040,339	$-0-
Level 2	-0-	-0-
Level 3	-0-	-0-

Total	$11,040,339	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 9/30/08	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Utility Income Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.8%
Utilities - 79.4%
Electric Utilities - 41.5%
Allegheny Energy, Inc.	38,250	$1,406,453
American Electric Power Co., Inc.	18,983	702,940
CEZ	9,520	591,475
CLP Holdings Ltd.	84,500	681,640
CPFL Energia SA (ADR)	9,400	525,084
Duke Energy Corp.	77,148	1,344,690
E.ON AG	19,200	975,158
Edison International	21,600	861,840
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA-Class B	35,744	491,013
Enel SpA	70,750	590,597
Entergy Corp.	12,600	1,121,526
Exelon Corp.	28,000	1,753,360
FirstEnergy Corp.	27,600	1,848,924
Fortum Oyj	31,700	1,063,826
FPL Group, Inc.	30,500	1,534,150
HongKong Electric Holdings	103,500	650,080
ITC Holdings Corp.	22,200	1,149,294
PPL Corp.	22,000	814,440
Progress Energy, Inc.	24,800	1,069,624
Scottish & Southern Energy PLC	42,291	1,076,122
The Southern Co.	35,500	1,337,995

		21,590,231

Gas Utilities - 10.2%
Equitable Resources, Inc.	33,100	1,214,108
Hong Kong & China Gas Co. Ltd.	514,250	1,173,886
New Jersey Resources Corp.	23,650	848,799
Oneok, Inc.	23,900	822,160
Questar Corp.	23,500	961,620
Xinao Gas Holdings Ltd.	234,000	317,148

		5,337,721

Independent Power Producers & Energy Traders - 8.5%
The AES Corp. (a)	47,400	554,106
AES Tiete SA	186,374	1,380,004
NRG Energy, Inc. (a)	35,800	886,050
Ormat Technologies, Inc.	15,700	570,381
Tractebel Energia SA	98,100	1,036,213

		4,426,754

Multi-Utilities - 19.2%
Centerpoint Energy, Inc.	108,300	1,577,931
GDF Suez	6,762	351,801
MDU Resources Group, Inc.	17,900	519,100
National Grid PLC (Sponsored) (ADR)	11,238	721,704
NSTAR	49,000	1,641,500
PG&E Corp.	18,700	700,315
Public Service Enterprise Group, Inc.	43,500	1,426,365
Sempra Energy	37,074	1,871,125
Xcel Energy, Inc.	59,100	1,181,409

		9,991,250

		41,345,956

Telecommunication Services - 8.0%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	16,905	471,988
Chunghwa Telecom Co. Ltd. (ADR)	37,909	897,306
Vimpel-Communications (Sponsored) (ADR)	19,100	387,730
Windstream Corp.	57,000	623,580

		2,380,604

Wireless Telecommunication Services - 3.4%
America Movil SAB de CV Series L (ADR)	18,960	878,985
MTN Group Ltd.	45,000	634,972
Sprint Nextel Corp.	40,000	244,000

		1,757,957

		4,138,561

Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
China Shenhua Energy Co., Ltd-Class H	141,500	347,088
Spectra Energy Corp	29,600	704,480
Williams Cos, Inc.	55,150	1,304,298

		2,355,866

Industrials - 1.9%
Commercial Services & Supplies - 0.2%
EnergySolutions, Inc.	8,100	81,000

Construction & Engineering - 1.7%
Fluor Corp.	15,900	885,630

		966,630

Total Common Stocks (cost $44,219,835)		48,807,013

CONVERTIBLE PREFERRED STOCKS - 2.1%
Utilities - 2.1%
Electric Utilities - 2.1%
Entergy Corp.
7.625% (cost $1,065,400)	21,400	1,112,800

INVESTMENT COMPANIES - 1.8%
Funds and Investment Trusts - 1.8%
Funds and Investment Trusts - 1.8%
Tortoise Energy Capital Corp. (cost $1,411,234)	55,534	955,740

NON-CONVERTIBLE - PREFERRED STOCKS - 1.4%
Other Instruments - 1.4%
Other Instruments - 1.4%
Georgia Power Co.
6.00% (cost $861,200)	34,000	703,800

Total Investments - 99.1% (cost $47,557,669)		51,579,353
Other assets less liabilities - 0.9%		465,370

Net Assets - 100.0%		$52,044,723

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

UTILITY INCOME PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$41,308,959	$-0-
Level 2	10,270,394	-0-
Level 3	-0-	-0-

Total	$51,579,353	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$-0-	$	- 0-
Accrued discounts /premiums	-0-		-0-
Realized gain (loss)	-0-		-0-	*
Change in unrealized appreciation/depreciation	-0-		-0-
Net purchases (sales)	-0-		-0-
Net transfers in and/or out of Level 3	-0-		-0-

Balance as of 9/30/08	$-0-	$	- 0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$-0-	$	- 0-

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 24.7%
Capital Markets - 2.0%
Deutsche Bank AG	12,100	$880,759
The Goldman Sachs Group, Inc.	17,400	2,227,200
Merrill Lynch & Co., Inc.	8,900	225,170
Morgan Stanley	84,500	1,943,500

		5,276,629

Commercial Banks - 3.0%
BB&T Corp.	13,500	510,300
Comerica, Inc.	33,800	1,108,302
Fifth Third Bancorp	35,900	427,210
Keycorp	37,200	444,168
SunTrust Banks, Inc.	19,600	881,804
U.S. Bancorp	37,400	1,347,148
Wells Fargo & Co.	85,300	3,201,309

		7,920,241

Consumer Finance - 0.7%
Discover Financial Services	144,000	1,990,080

Diversified Financial Services - 9.9%
Bank of America Corp.	244,200	8,547,000
Citigroup, Inc.	302,800	6,210,428
JP Morgan Chase & Co.	250,600	11,703,020

		26,460,448

Insurance - 9.1%
ACE Ltd.	42,100	2,278,873
Allstate Corp.	65,000	2,997,800
American International Group, Inc.	190,400	634,032
Assurant, Inc.	10,300	566,500
Chubb Corp.	51,200	2,810,880
Fidelity National Financial, Inc.-Class A	62,700	921,690
Genworth Financial, Inc.-Class A	110,000	947,100
Hartford Financial Services Group, Inc.	40,700	1,668,293
MetLife, Inc.	46,000	2,576,000
Old Republic International Corp.	70,300	896,325
PartnerRe Ltd.	4,300	292,787
RenaissanceRe Holdings Ltd.	16,300	847,600
Torchmark Corp.	12,700	759,460
The Travelers Co.,Inc.	63,600	2,874,720
Unum Group	95,000	2,384,500
XL Capital Ltd.-Class A	43,162	774,326

		24,230,886

		65,878,284

Energy - 18.3%
Energy Equipment & Services - 0.4%
Nabors Industries Ltd. (a)	38,100	949,452

Oil, Gas & Consumable Fuels - 17.9%
Anadarko Petroleum Corp.	46,900	2,275,119
Apache Corp.	30,800	3,211,824
BP PLC (Sponsored) (ADR)	24,800	1,244,216
Chevron Corp.	124,100	10,235,768
ConocoPhillips	99,500	7,288,375
Devon Energy Corp.	35,400	3,228,480
Exxon Mobil Corp.	188,700	14,654,442
Occidental Petroleum Corp.	16,900	1,190,605
Royal Dutch Shell PLC (ADR)	21,900	1,292,319
Sunoco, Inc.	14,900	530,142
Total SA (Sponsored) (ADR)	23,400	1,419,912
Valero Energy Corp.	39,600	1,199,880

		47,771,082

		48,720,534

Health Care - 10.8%
Biotechnology - 0.7%
Amgen, Inc. (a)	29,000	1,718,830

Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	34,700	1,710,016
McKesson Corp.	31,800	1,711,158

		3,421,174

Pharmaceuticals - 8.8%
GlaxoSmithKline PLC (Sponsored) (ADR)	34,500	1,499,370
Johnson & Johnson	79,600	5,514,688
Merck & Co., Inc.	119,800	3,780,888
Pfizer, Inc.	431,000	7,947,640
Sanofi-Aventis SA (ADR)	38,500	1,265,495
Schering-Plough Corp.	82,800	1,529,316
Wyeth	53,000	1,957,820

		23,495,217

		28,635,221

Consumer Staples - 10.3%
Beverages - 1.7%
The Coca-Cola Co.	11,500	608,120
Coca-Cola Enterprises, Inc.	93,000	1,559,610
Molson Coors Brewing Co.-Class B	17,300	808,775
Pepsi Bottling Group, Inc.	54,000	1,575,180

		4,551,685

Food & Staples Retailing - 2.1%
The Kroger Co.	59,500	1,635,060
Safeway, Inc.	63,200	1,499,104
Supervalu, Inc.	68,100	1,477,770
Wal-Mart Stores, Inc.	14,500	868,405

		5,480,339

Food Products - 1.8%
ConAgra Foods, Inc.	53,000	1,031,380
Del Monte Foods Co.	76,600	597,480
Kraft Foods, Inc.-Class A	22,400	733,600
Sara Lee Corp.	119,800	1,513,074
Tyson Foods, Inc.-Class A	80,200	957,588

		4,833,122

Household Products - 2.5%
Procter & Gamble Co.	97,200	6,773,868

Tobacco - 2.2%
Altria Group, Inc.	76,900	1,525,696
Philip Morris International, Inc.	50,600	2,433,860
Reynolds American, Inc.	39,600	1,925,352

		5,884,908

		27,523,922

Consumer Discretionary - 8.9%
Auto Components - 0.6%
Autoliv, Inc.	27,900	941,625
Magna International, Inc.-Class A	14,500	742,255

		1,683,880

Automobiles - 0.5%
Toyota Motor Corp.(Sponsored) (ADR) (ADR)	16,600	1,424,280

Household Durables - 1.0%
Black & Decker Corp.	13,500	820,125
Centex Corp.	53,400	865,080
KB Home	31,200	614,016
Newell Rubbermaid, Inc.	13,100	226,106

		2,525,327

Leisure Equipment & Products - 0.3%
Brunswick Corp.	53,500	684,265

Media - 3.0%
CBS Corp.-Class B	120,900	1,762,722
Gannett Co., Inc.	78,800	1,332,508
Time Warner, Inc.	256,500	3,362,715
Viacom, Inc.-Class B (a)	41,300	1,025,892
The Walt Disney Co.	13,500	414,315

		7,898,152

Multiline Retail - 1.1%
Family Dollar Stores, Inc.	48,800	1,156,560
Macy’s, Inc.	100,800	1,812,384

		2,968,944

Specialty Retail - 1.7%
The Gap, Inc.	89,200	1,585,976
Home Depot, Inc.	86,100	2,229,129
Limited Brands, Inc.	39,500	684,140

		4,499,245

Textiles, Apparel & Luxury Goods - 0.7%
Jones Apparel Group, Inc.	107,000	1,980,570

		23,664,663

Industrials - 7.1%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	22,000	1,331,880

Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	137,100	1,523,181

Industrial Conglomerates - 4.9%
3M Co.	12,500	853,875
General Electric Co.	387,200	9,873,600
Tyco International Ltd.	67,770	2,373,306

		13,100,781

Machinery - 0.5%
Caterpillar, Inc.	22,500	1,341,000

Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	36,900	211,806
Ryder System, Inc.	22,900	1,419,800

		1,631,606

		18,928,448

Materials - 5.9%
Chemicals - 2.9%
Ashland, Inc.	22,300	652,052
Dow Chemical Co.	91,600	2,911,048
E.I. Du Pont de Nemours & Co.	69,200	2,788,760
Eastman Chemical Co.	26,100	1,437,066

		7,788,926

Containers & Packaging - 1.8%
Ball Corp.	38,300	1,512,467
Owens-Illinois, Inc. (a)	56,000	1,646,400
Smurfit-Stone Container Corp. (a)	82,700	388,690
Sonoco Products Co.	40,400	1,199,072

		4,746,629

Metals & Mining - 1.2%
Alcoa, Inc.	81,800	1,847,044
ArcelorMittal	28,700	1,417,206

		3,264,250

		15,799,805

Telecommunication Services - 5.9%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	332,500	9,283,400
Verizon Communications, Inc.	93,200	2,990,788

		12,274,188

Wireless Telecommunication Services - 1.3%
Sprint Nextel Corp.	335,000	2,043,500
Vodafone Group PLC (Sponsored) (ADR) (ADR)	59,800	1,321,580

		3,365,080

		15,639,268

Information Technology - 5.0%
Communications Equipment - 0.8%
Motorola, Inc.	124,500	888,930
Telefonaktiebolaget LM Ericsson (Sponsored) (ADR) (ADR)	140,700	1,326,801

		2,215,731

Computers & Peripherals - 0.7%
Lexmark International, Inc.-Class A (a)	36,100	1,175,777
Western Digital Corp. (a)	31,600	673,712

		1,849,489

Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc. (a)	52,900	1,387,038
AU Optronics Corp. (Sponsored) (ADR) (ADR)	88,800	1,008,768
Avnet, Inc. (a)	55,600	1,369,428
Flextronics International Ltd. (a)	202,318	1,432,411
Ingram Micro, Inc.-Class A (a)	55,200	887,064
Sanmina-SCI Corp. (a)	111,000	155,400
Tech Data Corp. (a)	21,100	629,835
Vishay Intertechnology, Inc. (a)	5,500	36,410

		6,906,354

Semiconductors & Semiconductor Equipment - 0.9%
Nvidia Corp. (a)	63,400	679,014
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR)	191,259	1,792,097

		2,471,111

		13,442,685

Utilities - 1.3%
Electric Utilities - 0.4%
Pinnacle West Capital Corp.	26,600	915,306

Independent Power Producers & Energy Traders - 0.3%
Reliant Energy, Inc. (a)	117,900	866,565

Multi-Utilities - 0.6%
Dominion Resources, Inc.	35,400	1,514,412
Wisconsin Energy Corp.	3,000	134,700

		1,649,112

		3,430,983

Total Common Stocks (cost $314,063,236)		261,663,813

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
The Bank of New York Mellon
1.00%, 10/01/08 (cost $3,448,000)	$3,448	3,448,000

Total Investments - 99.5% (cost $317,511,236)		265,111,813
Other assets less liabilities - 0.5%		1,370,517

Net Assets - 100.0%		$266,482,330

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

VALUE PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$261,663,813	$-0-
Level 2	3,448,000	-0-
Level 3	-0-

Total	$265,111,813	$0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 09/30/08	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Wealth Appreciation Strategy Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 26.6%
Capital Markets - 3.3%
3i Group PLC	1,887	$23,893
The Blackstone Group LP	1,086	16,659
Credit Suisse Group AG	2,549	119,043
Deutsche Bank AG	800	58,090
Franklin Resources, Inc.	1,140	100,468
The Goldman Sachs Group, Inc.	1,050	134,400
ICAP PLC	3,991	25,742
Julius Baer Holding AG	1,451	72,159
Man Group PLC	11,357	69,401
Merrill Lynch & Co., Inc.	1,500	37,950
Morgan Stanley	2,500	57,500

		715,305

Commercial Banks - 3.1%
Banco Santander Central Hispano SA	5,307	79,575
Barclays PLC	7,800	46,343
BNP Paribas SA	600	57,274
Credit Agricole SA	2,361	45,472
Fifth Third Bancorp	3,200	38,080
HBOS PLC	9,440	21,417
Keycorp	500	5,970
Kookmin Bank	600	27,093
Royal Bank of Scotland Group PLC (London Virt-X)	15,992	51,589
Societe Generale-Class A	562	50,484
Standard Chartered PLC	2,883	70,938
Sumitomo Mitsui Financial Group, Inc.	6	37,618
SunTrust Banks, Inc.	425	19,121
U.S. Bancorp	800	28,816
Wells Fargo & Co.	2,600	97,578

		677,368

Consumer Finance - 0.4%
Discover Financial Services	3,700	51,134
ORIX Corp.	290	36,310

		87,444

Diversified Financial Services - 5.4%
Bank of America Corp.	6,800	238,000
Citigroup, Inc.	7,000	143,570
CME Group, Inc.-Class A	805	299,065
Fortis (Euronext Brussels)	1,532	9,465
ING Group	1,500	32,157
JP Morgan Chase & Co.	9,600	448,320

		1,170,577

Insurance - 4.3%
ACE Ltd.	1,200	64,956
Allianz SE	500	68,891
Allstate Corp.	1,800	83,016
American International Group, Inc.	3,800	12,654
Assurant, Inc.	275	15,125
Aviva PLC	3,470	30,183
Chubb Corp.	900	49,410
Everest Re Group Ltd.	225	19,469
Genworth Financial, Inc.-Class A	3,000	25,830
Hartford Financial Services Group, Inc.	1,175	48,163
MetLife, Inc.	1,350	75,600
Muenchener Rueckversicherungs AG	300	45,398
Old Republic International Corp.	3,000	38,250
PartnerRe Ltd.	500	34,045
The Progressive Corp.	3,400	59,160
Prudential Financial, Inc.	150	10,800
QBE Insurance Group Ltd.	2,432	52,449
RenaissanceRe Holdings Ltd.	700	36,400
Torchmark Corp.	150	8,970
The Travelers Co., Inc.	1,900	85,880
Unum Group	2,700	67,770
XL Capital Ltd.-Class A	700	12,558

		944,977

Real Estate Investment Trusts (REITs) - 7.8%
Alexandria Real Estate Equities, Inc.	300	33,750
Allied Properties Real Estate Investment Trust	1,116	19,442
Apartment Investment & Management Co.-Class A	1,116	39,082
Ascendas Real Estate Investment Trust	28,000	36,989
BioMed Realty Trust, Inc.	900	23,805
Boardwalk Real Estate Investment Trust	340	11,405
British Land Co. PLC	2,076	28,002
Canadian Real Estate Investment Trust	1,143	30,437
CapitaMall Trust	19,800	31,575
Cominar Real Estate Investment Trust	1,001	19,865
Corio NV	250	17,762
DB RREEF Trust	39,206	46,118
DiamondRock Hospitality Co.	1,300	11,830

Digital Realty Trust, Inc.	675	31,894
Dundee Real Estate Investment Trust	400	11,208
Entertainment Properties Trust	775	42,408
Equity Residential	775	34,418
Essex Property Trust, Inc.	105	12,425
Eurocommercial Properties NV	300	13,062
Federal Realty Investment Trust	145	12,412
First Industrial Realty Trust, Inc.	200	5,736
Fonciere Des Murs	500	14,058
General Growth Properties, Inc.	225	3,397
H&R Real Estate Investment	1	11
Hammerson PLC	750	13,222
HCP, Inc.	600	24,078
Health Care REIT, Inc.	850	45,245
Home Properties, Inc.	475	27,526
Host Hotels & Resorts, Inc.	1,566	20,812
ING Office Fund	17,300	20,118
Japan Real Estate Investment Corp.-Class A	3	24,208
Kimco Realty Corp.	800	29,552
Klepierre	1,443	56,478
Land Securities Group PLC	1,629	36,792
LaSalle Hotel Properties	200	4,664
The Link REIT	8,500	17,670
Macquarie CountryWide Trust	10,133	8,001
Mercialys SA	300	12,756
Mid-America Apartment Communities, Inc.	300	14,742
Morguard Real Estate Investment Trust	1,000	11,106
National Retail Properties, Inc.	525	12,574
Nationwide Health Properties, Inc.	1,175	42,276
Nippon Building Fund, Inc.-Class A	2	19,334
Nomura Real Estate Office Fund, Inc.-Class A	1	6,833
Omega Healthcare Investors, Inc.	700	13,762
Plum Creek Timber Co., Inc. (REIT)	465	23,185
Primaris Retail Real Estate Investment Trust	1,081	16,587
Prologis	1,550	63,969
Public Storage	395	39,109
Rayonier, Inc.	500	23,675
Regency Centers Corp.	375	25,009
RioCan Real Estate Investment Trust (UIT)	648	12,299
Segro PLC	930	7,012
Simon Property Group, Inc.	1,020	98,940
SL Green Realty Corp.	200	12,960
Strategic Hotels & Resorts, Inc.	575	4,341
Sunstone Hotel Investors, Inc.	1,900	25,650

Tanger Factory Outlet Centers	525	22,990
Taubman Centers, Inc.	410	20,500
UDR, Inc.	900	23,535
Unibail	580	117,351
Ventas, Inc.	400	19,768
Vornado Realty Trust	550	50,023
Wereldhave NV	175	17,081
Westfield Group	5,069	69,435

		1,686,259

Real Estate Management & Development - 2.3%
Brookfield Properties Corp.	1,925	30,492
Castellum AB	2,050	18,023
Citycon Oyj	3,771	12,351
Henderson Land Development Co., Ltd.	8,000	35,662
Hufvudstaden AB-Class A	1,500	11,651
Kerry Properties Ltd.	11,949	38,727
Lend Lease Corp. Ltd.	7,925	58,457
Mitsubishi Estate Co., Ltd.	2,000	39,410
Mitsui Fudosan Co., Ltd.	2,900	56,034
Multiplan Empreendimentos Imobiliarios SA (a)	1,100	9,365
New World Development Co., Ltd.	21,786	24,264
NTT Urban Development Corp.	54	65,664
Sumitomo Realty & Development	1,000	21,779
Sun Hung Kai Properties Ltd.	7,700	79,347

		501,226

		5,783,156

Health Care - 13.3%
Biotechnology - 3.4%
Amgen, Inc. (a)	760	45,045
Celgene Corp. (a)	3,175	200,914
CSL Ltd./Australia	992	30,053
Genentech, Inc. (a)	1,950	172,926
Gilead Sciences, Inc. (a)	6,560	299,005

		747,943

Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	1,597	257,931
Baxter International, Inc.	1,700	111,571
Becton Dickinson & Co.	1,700	136,442

		505,944

Health Care Providers & Services - 1.0%
Cardinal Health, Inc.	800	39,424
Celesio AG	300	13,080
Medco Health Solutions, Inc. (a)	3,700	166,500

		219,004

Pharmaceuticals - 6.6%
Abbott Laboratories	3,327	191,569

AstraZeneca PLC	449	19,648
Bayer AG	1,100	80,747
Eli Lilly & Co.	325	14,310
GlaxoSmithKline PLC	4,533	98,197
Johnson & Johnson	2,200	152,416
Merck & Co., Inc.	3,200	100,992
Novartis AG	2,584	136,046
Novo Nordisk A/S-Class B	511	26,491
Pfizer, Inc.	11,700	215,748
Sanofi-Aventis SA	800	52,596
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	6,835	312,975
Wyeth	1,000	36,940

		1,438,675

		2,911,566

Energy - 12.0%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	1,270	48,946
Nabors Industries Ltd. (a)	1,700	42,364
National Oilwell Varco, Inc. (a)	1,250	62,787
Schlumberger Ltd.	3,365	262,773
Technip SA	530	29,781
Transocean, Inc.	255	28,009

		474,660

Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	1,200	58,212
Apache Corp.	800	83,424
BG Group PLC	3,416	61,952
BP PLC	5,600	46,638
Chevron Corp.	3,300	272,184
China Petroleum & Chemical Corp.-Class H	42,000	33,148
ConocoPhillips	2,800	205,100
Devon Energy Corp.	1,100	100,320
ENI SpA	1,900	50,361
EOG Resources, Inc.	1,730	154,766
Exxon Mobil Corp.	5,000	388,300
Gazprom OAO (Sponsored) (ADR)	820	25,379
LUKOIL (Sponsored) (ADR)	500	29,971
Nexen, Inc.	400	9,284
Nippon Mining Holdings, Inc.	4,000	16,112
Occidental Petroleum Corp.	500	35,225
Petro-Canada	900	29,937
Petroleo Brasileiro SA (ADR)	1,055	46,367
PTT PCL	2,400	16,161
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,746	50,425
Royal Dutch Shell PLC (London Virt-X)-Class A	3,500	103,117
StatoilHydro ASA	5,150	122,381

Sunoco, Inc.	375	13,343
Total SA	2,343	142,337
Tupras-turkiye Petrol Rafinerileri A.S.	1,000	18,242
Valero Energy Corp.	1,000	30,300

		2,142,986

		2,617,646

Information Technology - 11.5%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	10,375	234,060
Motorola, Inc.	4,600	32,844
Nokia OYJ	1,800	33,572
QUALCOMM, Inc.	3,500	150,395
Research In Motion Ltd. (a)	1,070	73,081
Telefonaktiebolaget LM Ericsson-Class B	2,000	18,994

		542,946

Computers & Peripherals - 4.3%
Apple, Inc. (a)	3,200	363,712
Asustek Computer, Inc.	697	1,379
Fujitsu Ltd.	5,000	28,110
Hewlett-Packard Co.	9,575	442,748
Lexmark International, Inc.-Class A (a)	1,000	32,570
Toshiba Corp.	6,000	26,168
Western Digital Corp. (a)	1,700	36,244

		930,931

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc. (a)	1,350	35,397
Avnet, Inc. (a)	1,300	32,019
Flextronics International Ltd. (a)	2,100	14,868
Hitachi Ltd.	4,000	27,004
Ingram Micro, Inc.-Class A (a)	1,400	22,498
Sanmina-SCI Corp. (a)	7,800	10,920
Tech Data Corp. (a)	500	14,925
Tyco Electronics Ltd.	1,900	52,554

		210,185

Internet Software & Services - 2.1%
Google, Inc.-Class A (a)	1,135	454,590

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp.-Class A (a)	397	7,396
Elpida Memory, Inc. (a)	500	9,397
Hynix Semiconductor, Inc. (a)	1,400	23,199
Infineon Technologies AG (a)	1,700	9,535
Intel Corp.	1,950	36,524
Nvidia Corp. (a)	3,900	41,769
Samsung Electronics Co., Ltd.	60	27,495
Texas Instruments, Inc.	700	15,050
United Microelectronics Corp.	102,072	32,877

		203,242

Software - 0.7%
Activision Blizzard, Inc. (a)	2,150	33,175
Electronic Arts, Inc. (a)	550	20,344
Microsoft Corp.	750	20,017
Nintendo Co. Ltd.	200	84,835

		158,371

		2,500,265

Consumer Staples - 10.5%
Beverages - 1.6%
The Coca-Cola Co.	1,725	91,218
Coca-Cola Enterprises, Inc.	2,300	38,571
Molson Coors Brewing Co.-Class B	950	44,412
Pepsi Bottling Group, Inc.	1,300	37,921
PepsiCo, Inc.	1,785	127,217

		339,339

Food & Staples Retailing - 2.3%
Aeon Co. Ltd.	1,800	18,390
Costco Wholesale Corp.	925	60,060
Koninklijke Ahold NV	3,800	43,897
The Kroger Co.	2,500	68,700
Safeway, Inc.	2,000	47,440
Supervalu, Inc.	1,700	36,890
Tesco PLC	9,596	66,740
Wal-Mart Stores, Inc.	2,775	166,195

		508,312

Food Products - 2.3%
Associated British Foods PLC	2,200	27,917
Del Monte Foods Co.	2,000	15,600
Kellogg Co.	975	54,697
Kraft Foods, Inc.-Class A	600	19,650
Nestle SA	2,927	126,498
Sara Lee Corp.	3,400	42,942
Tyson Foods, Inc.-Class A	2,100	25,074
Unilever PLC	2,573	69,962
WM Wrigley Jr Co.	1,550	123,070

		505,410

Household Products - 2.6%
Colgate-Palmolive Co.	1,700	128,095
Procter & Gamble Co.	5,050	351,934
Reckitt Benckiser PLC	1,815	88,000

		568,029

Tobacco - 1.7%
Altria Group, Inc.	3,200	63,488
British American Tobacco PLC	2,591	84,589
Philip Morris International, Inc.	3,300	158,730
Reynolds American, Inc.	1,100	53,482

		360,289

		2,281,379

Materials - 6.8%
Chemicals - 3.8%
Air Products & Chemicals, Inc.	860	58,901
Ashland, Inc.	600	17,544
BASF SE	1,500	72,405
Dow Chemical Co.	2,300	73,094
E.I. Du Pont de Nemours & Co.	1,900	76,570
Eastman Chemical Co.	800	44,048
Incitec Pivot Ltd.	4,580	18,350
Koninklijke Dsm NV	400	18,920
LG Chem Ltd.	160	12,554
Mitsubishi Chemical Holdings Corp.	6,500	34,357
Mitsui Chemicals, Inc.	500	2,204
Monsanto Co.	3,010	297,930
Nova Chemicals Corp.	350	7,692
Potash Corp. of Saskatchewan	280	36,963
Solvay SA-Class A	300	36,825
Syngenta AG	85	17,925

		826,282

Containers & Packaging - 0.5%
Amcor Ltd.	2,500	10,994
Ball Corp.	900	35,541
Owens-Illinois, Inc. (a)	1,200	35,280
Smurfit-Stone Container Corp. (a)	2,800	13,160
Sonoco Products Co.	600	17,808

		112,783

Metals & Mining - 2.3%
Alcoa, Inc.	2,400	54,192
Anglo American PLC	679	22,936
Antofagasta PLC	1,600	11,623
ArcelorMittal	678	34,027
BHP Billiton Ltd.	1,300	33,632
BHP Billiton PLC	2,699	61,143
Cia Vale do Rio Doce-Class B (ADR)	1,490	28,533
Inmet Mining Corp.	200	9,314
JFE Holdings, Inc.	900	27,915
Kazakhmys PLC	1,100	11,552
KGHM Polska Miedz SA	400	8,473
MMC Norilsk Nickel (ADR)	500	6,600
Nippon Steel Corp.	4,000	15,101
Rio Tinto PLC	1,600	100,414
Sumitomo Metal Mining Co. Ltd.	1,000	10,022
Vedanta Resources PLC	440	9,222
Xstrata PLC	2,080	64,822

		509,521

Paper & Forest Products - 0.2%
Stora Enso Oyj-Class R	2,200	21,496
Svenska Cellulosa AB-Class B	2,000	21,187

		42,683

		1,491,269

Consumer Discretionary - 6.1%
Auto Components - 0.5%
Autoliv, Inc.	1,225	41,344
Compagnie Generale des Etablissements Michelin-Class B	500	32,386
Hyundai Mobis	460	35,632

		109,362

Automobiles - 0.6%
Honda Motor Co. Ltd.	1,100	33,366
Nissan Motor Co. Ltd.	5,700	38,542
Porsche Automobil Holding SE	143	15,857
Renault SA	700	44,610
Toyota Motor Corp.	200	8,551

		140,926

Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	2,050	126,485
Starbucks Corp. (a)	950	14,126
Starwood Hotels & Resorts Worldwide, Inc.	300	8,442

		149,053

Household Durables - 0.6%
Black & Decker Corp.	800	48,600
Centex Corp.	1,000	16,200
KB Home	1,100	21,648
Sharp Corp.	2,000	21,854
Sony Corp.	400	12,335

		120,637

Leisure, Equipment & Products - 0.1%
Brunswick Corp.	1,500	19,185
Namco Bandai Holdings, Inc.	800	8,795

		27,980

Media - 1.6%
CBS Corp.-Class B	3,075	44,834
Gannett Co., Inc.	2,100	35,511
Lagardere SCA	475	21,411
News Corp.-Class A	1,100	13,189
SES Global SA (FDR)	1,324	27,408
Time Warner, Inc.	7,000	91,770
Viacom, Inc.-Class B (a)	1,200	29,808
The Walt Disney Co.	2,750	84,397

		348,328

Multiline Retail - 1.1%
Family Dollar Stores, Inc.	1,900	45,030
Kohl’s Corp. (a)	2,500	115,200
Macy’s, Inc.	2,700	48,546
New World Department Store China Ltd. (a)	183	101
Target Corp.	425	20,846

		229,723

Specialty Retail - 0.6%
AutoNation, Inc. (a)	1,800	20,232
The Gap, Inc.	2,700	48,006
Home Depot, Inc.	2,400	62,136
Limited Brands, Inc.	475	8,227

		138,601

Textiles, Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	2,200	40,722
Nike, Inc.-Class B	350	23,415

		64,137

		1,328,747

Industrials - 5.6%
Aerospace & Defense - 1.0%
BAE Systems PLC	7,633	56,270
Honeywell International, Inc.	1,950	81,022
Lockheed Martin Corp.	480	52,642
Northrop Grumman Corp.	625	37,837

		227,771

Airlines - 0.3%
Air France-KLM	1,000	22,895
Deutsche Lufthansa AG	1,200	23,628
UAL Corp.	1,200	10,548

		57,071

Commercial Services & Supplies - 0.2%
Allied Waste Industries, Inc. (a)	3,600	39,996

Construction & Engineering - 0.3%
Fluor Corp.	1,125	62,663

Electrical Equipment - 0.4%
ABB Ltd.	3,157	61,178
Emerson Electric Co.	450	18,355

		79,533

Industrial Conglomerates - 1.4%
3M Co.	325	22,201
General Electric Co.	10,700	272,850
Tyco International Ltd.	450	15,759

		310,810

Machinery - 0.8%
Atlas Copco AB-Class A	2,528	28,721
Caterpillar, Inc.	275	16,390
Crane Co.	600	17,826

Deere & Co.	1,405	69,547
Dover Corp.	1,100	44,605

		177,089

Marine - 0.2%
Mitsui OSK Lines Ltd.	3,000	26,065
Nippon Yusen KK	2,000	13,037

		39,102

Road & Rail - 0.2%
Avis Budget Group, Inc. (a)	1,000	5,740
East Japan Railway Co.	1	7,458
Union Pacific Corp.	585	41,628

		54,826

Trading Companies & Distributors - 0.7%
Mitsubishi Corp.	3,600	75,097
Mitsui & Co. Ltd.	6,000	74,486

		149,583

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Group	7,100	13,463

		1,211,907

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	9,300	259,656
BCE, Inc.	500	17,242
China Netcom Group Corp., Ltd.	8,000	17,716
Deutsche Telekom AG-Class W	2,000	30,389
Nippon Telegraph & Telephone Corp.	8	35,708
Telecom Corp. of New Zealand Ltd.	9,100	16,396
Telecom Italia SpA (ordinary shares)	5,200	7,739
Telecom Italia SpA (savings shares)	8,000	9,068
Telefonica SA	5,186	123,310
Verizon Communications, Inc.	2,500	80,225
Vimpel-Communications (Sponsored) (ADR)	700	14,210

		611,659

Wireless Telecommunication Services - 1.4%
America Movil SAB de CV Series L (ADR)	3,200	148,352
Sprint Nextel Corp.	9,900	60,390
Vodafone Group PLC	48,284	106,631

		315,373

		927,032

Utilities - 2.3%
Electric Utilities - 1.0%
CEZ	364	22,615
E.ON AG	2,673	135,760
Pinnacle West Capital Corp.	1,100	37,851
The Tokyo Electric Power Co. Inc	800	19,684

		215,910

Independent Power Producers & Energy Traders - 0.4%
Iberdrola Renovables SA (a)	3,524	15,398
International Power PLC	6,553	42,402
Reliant Energy, Inc. (a)	3,000	22,050

		79,850

Multi-Utilities - 0.9%
A2A SpA	7,100	18,117
CMS Energy Corp.	2,200	27,434
Dominion Resources, Inc.	800	34,224
GDF Suez	1,364	70,964
Wisconsin Energy Corp.	1,000	44,900

		195,639

		491,399

Total Investments - 98.9% (cost $24,591,033)		21,544,366
Other assets less liabilities - 1.1%		231,831

Net Assets - 100.0%		$21,776,197

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

ABVPS WEALTH APPRECIATION STRATEGY PORTFOLIO

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)	AllianceBernstein Variable Products Series Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments In Securities	Other Financial Instruments*
Level 1	$15,278,105	$-0-
Level 2	6,250,100	-0-
Level 3	16,161	-0-

Total	$21,544,366	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	(596)	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	16,757	-0-

Balance as of 9/30/2008	$16,161	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$(596)	$-0-

*	The realized gain (loss) recognized during the period ended 9/30/2008 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2008

4